As filed with the Securities and Exchange Commission


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number: 811-4000



                            SUMMIT MUTUAL FUNDS, INC.
               (Exact name of registrant as specified in charter)



              312 WALNUT STREET, SUITE 2500, CINCINNATI, OHIO 45202
               (Address of principal executive offices) (Zip code)



                             JOHN F. LABMEIER, ESQ.
                           SUMMIT INVESTMENT PARTNERS
                          312 WALNUT STREET, SUITE 2500
                             CINCINNATI, OHIO 45202
                     (Name and address of agent for service)



                                 (513) 632-1600
               Registrant's telephone number, including area code



Date of fiscal year end: SEPTEMBER 30, 2008


Date of reporting period:  SEPTEMBER 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS.

      Summit
      Mutual
       Funds                      Annual
                                  Report

                                  Summit Apex Series
--------------------------------------------------------------------------------

                                  Nasdaq-100 Index Fund
                                  Everest Fund
                                  Bond Fund
                                  Short-term Government Fund
                                  High Yield Bond Fund
                                  Money Market Fund
                                  Large Cap Growth Fund

                                  SUMMIT
                                  ------
September 30, 2008       [LOGO]   MUTUAL
                                  FUNDS

                                         Summit Mutual Funds, Inc. - Apex Series
                                               ANNUAL REPORT - TABLE OF CONTENTS
--------------------------------------------------------------------------------

Market Overview .........................................................      1
Fund Expenses ...........................................................      2

Portfolio Managers' Reports and Financial Statements:
   Nasdaq-100 Index Fund ................................................      3
   Everest Fund .........................................................     10
   Bond Fund ............................................................     16
   Short-term Government Fund ...........................................     24
   High Yield Bond Fund .................................................     30
   Money Market Fund ....................................................     37
   Large Cap Growth Fund ................................................     44

Notes to Financial Statements ...........................................     51

Report of Independent Registered Public Accounting Firm .................     56

Important Considerations about Investing in Summit Mutual Funds

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 1-877-546-FUND, or on the Funds' website at www.summitfunds.com, or on the Securities and Exchange Commission's website at www.sec.gov.

This Fund files a complete Schedule of Investments in Securities with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the Fund's or SEC's website. The Funds' Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for the information of shareholders and is not authorized for distribution to prospective purchasers of shares unless it is preceded or accompanied by an effective prospectus for Summit Mutual Funds, Inc.

Mutual fund investing involves risk. Principal loss is possible.

The Short-term Government Fund, Money Market Fund, High Yield Bond Fund, and Bond Fund invest in debt securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The Short-term Government Fund, High Yield Bond Fund, and Bond Fund invest in asset backed and/or mortgage backed securities. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investments by the High Yield Bond Fund and Bond Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Because the Nasdaq-100 Index Fund has expenses, and the Nasdaq-100 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

Current and future portfolio holdings are subject to risk.

References to other funds should not be interpreted as an offer of these securities.

All indexes listed in the report are unmanaged, and are not available for direct investment.

The Manager Comments provided in this report reflect the opinions of the Fund's Portfolio Managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

                                                       Summit Mutual Funds, Inc.
                                                                 MARKET OVERVIEW
--------------------------------------------------------------------------------

We are pleased to send you Summit Mutual Funds' 2008 Annual Report. We thank all investors in the Summit Funds as we strive to help you reach your financial goals.

Financial markets were turbulent over the last twelve months, providing mostly negative returns for equity holders and positive returns for some fixed income holders. The flight to quality continued as the credit crunch intensified and liquidity dried up. Treasury bonds performed the best over the past twelve months, while international equities, as measured by the MSCI EAFE International Index, performed the worst of the major equity market indices, providing a negative return of 30.50%. Small Cap equities fared better, with the Russell 2000 index providing a return of negative 14.48% over the same period.

Economic indicators continued to weaken during the period. Meanwhile, a crisis in confidence in the financial system emerged during the third quarter of 2008. The well chronicled collapse of Bear Stearns earlier in the year seemed trivial compared to the bail out of financial giants such as FNMA, FHLMC, AIG and others. In addition, the outright failure of firms such as Lehman Brothers and Washington Mutual shook investors' confidence. Lastly, when a prominent money market fund reported that it "broke the buck" (its net asset value per share fell below $1.00), froze withdrawals, and informed investors that the value of their fund was only 97 cents on the dollar, investors questioned the stability of the entire financial system. A full blown crisis in confidence has emerged and continues in the fourth quarter of 2008.

The Treasury's response to the crisis has been multifaceted and continues to evolve. In September, Treasury offered money market funds an opportunity to apply for a Temporary Guarantee Program that provides shareholders at the close of business on September 19, 2008 a federal guarantee up to the level of their investment on that date. The Program expires on December 18, 2008, unless extended by the Treasury. The Summit Money Market Fund applied and was accepted into the Program. The details of the Program are discussed on page 51 in this report.

On October 3rd, the Emergency Economic Stabilization Act of 2008 was signed by President Bush, authorizing the $700 billion Troubled Asset Relief Program ("TARP"). However, it appears that the TARP will be only the tip of the iceberg of funds required to break the credit crunch, improve liquidity and restore confidence in the financial system. In addition, it seems clear that another fiscal stimulus plan will be approved by Congress in an attempt to reduce the depth of the recession.

The Federal Reserve Board (Fed) has done its part over the last twelve months as well, by cutting the Fed Funds rate from 4.75% to 2.00% by the end of the third quarter, and to 1.00% by the end of October 2008. Other central banks around the world have cut their interest rates as well, in an attempt to combat the economic slowdown

Equity markets performed poorly over the last 12 months, as market participants acknowledged the sobering issues facing the U.S. and global economy and financial markets. Most major market indexes suffered double-digit negative percentage returns. For the twelve-month period ended September 30th, 2008, the large cap S&P 500 Index declined 21.98%, the S&P MidCap 400 Index declined 16.68%, while the small cap Russell 2000 Index fell 14.48%. In addition, the Nasdaq-100 Index declined 23.36% during the period.

Fixed income markets provided positive returns for higher quality indexes, such as the Citigroup Broad Investment Grade index, which recorded a positive return of 4.48% over the last twelve months. However, lower quality, below investment grade indexes such as the Merrill Lynch High Yield Master II index, reported a negative return of 11.68% over the same period. As the Fed lowered short-term interest rates, long-term rates followed suit, and interest rates in general declined over the period. The flight to quality that occurred has caused Treasury bonds to be the best performing sector of the fixed income market during the period. Credit spreads (the difference between interest rates on risk-free U.S. Treasuries and other fixed income securities) widened dramatically during the period, as investors re-priced risk in the marketplace.

--------------------------------------------------------------------------------
"Proper diversification of your investments . . . is an important component of achieving your long-term investment goals."
--------------------------------------------------------------------------------

Looking forward, there is much uncertainty as to the depth and duration of the recession that the US has entered. In addition it is unclear when the credit crisis will end, and when liquidity will return to the marketplace. Given this financial backdrop, one should expect choppy markets, in both the equity and fixed income arena in upcoming quarters.

Now more than ever, our message rings true. Maintain the proper perspective, have realistic expectations and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. Concepts such as asset allocation and portfolio rebalancing are critical. Proper diversification of your investments, both within and across asset sectors, is an important component of achieving your long-term investment goals.

Thank you for choosing Summit Funds and for the trust that you have placed in us.

Best regards,

/s/ Thomas Knipper

Thomas Knipper
Vice-President

--------------------------------------------------------------------------------

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                                                                            1
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
2008 ANNUAL REPORT - FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the Example do not reflect transactional costs. If transactional costs were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008 through September 30, 2008.

Actual Expenses

The first section of the table below provides information about actual account values and actual net expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, net of fee waivers and expense reimbursements, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The information below is net of any applicable fee waivers and/or expense reductions, which lower expenses and increase performance. Please note that the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

---------------------------------------------------------------------------------------------------------------
                                                                                              Expenses Paid*
                                            Beginning           Ending         Annualized      During Period
                                          Account Value      Account Value       Expense     April 1, 2008 to
                 Fund                     April 1, 2008   September 30, 2008      Ratio     September 30, 2008
---------------------------------------------------------------------------------------------------------------
       Based on Actual Return
Nasdaq-100 Index Fund                       $1,000.00         $  894.90           0.65%           $3.08
Everest Fund Class I                         1,000.00            881.80           0.91%            4.28
Everest Fund Class A                         1,000.00            880.90           1.16%            5.45
Bond Fund Class I                            1,000.00            880.80           0.79%            3.71
Bond Fund Class A                            1,000.00            879.70           1.02%            4.79
Short-term Government Fund Class I           1,000.00          1,007.50           0.73%            3.66
Short-term Government Fund Class A           1,000.00          1,006.30           0.98%            4.92
High Yield Bond Fund Class I                 1,000.00            942.40           1.27%            6.17
High Yield Bond Fund Class A                 1,000.00            940.90           1.51%            7.33
Money Market Fund                            1,000.00          1,011.70           0.45%            2.26
Large Cap Growth Fund Class I                1,000.00            916.60           1.10%            5.27
Large Cap Growth Fund Class A                1,000.00            915.40           1.35%            6.46

     Based on Hypothetical Return
      (5% return before expenses)
Nasdaq-100 Index Fund                       $1,000.00         $1,021.75           0.65%           $3.29
Everest Fund Class I                         1,000.00          1,020.45           0.91%            4.60
Everest Fund Class A                         1,000.00          1,019.20           1.16%            5.86
Bond Fund Class I                            1,000.00          1,021.05           0.79%            3.99
Bond Fund Class A                            1,000.00          1,019.90           1.02%            5.15
Short-term Government Fund Class I           1,000.00          1,021.35           0.73%            3.69
Short-term Government Fund Class A           1,000.00          1,020.10           0.98%            4.95
High Yield Bond Fund Class I                 1,000.00          1,018.65           1.27%            6.41
High Yield Bond Fund Class A                 1,000.00          1,017.45           1.51%            7.62
Money Market Fund                            1,000.00          1,022.75           0.45%            2.28
Large Cap Growth Fund Class I                1,000.00          1,019.50           1.10%            5.55
Large Cap Growth Fund Class A                1,000.00          1,018.25           1.35%            6.81

* Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

--------------------------------------------------------------------------------

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   2
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

                                         Summit Mutual Funds, Inc. - Apex Series
                                                           NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Summit Nasdaq 100 Index Fund     Nasdaq 100 Index
Dec-99               $10,000                    $10,000
                     $10,310                    $10,304
                     $ 9,970                    $ 9,922
                     $12,020                    $11,859
                     $12,310                    $12,224
                     $10,590                    $10,488
                     $ 9,310                    $ 9,240
                     $10,540                    $10,462
                     $10,070                    $10,033
                     $11,372                    $11,336
Sep-00               $ 9,928                    $ 9,927
                     $ 9,116                    $ 9,125
                     $ 6,996                    $ 6,969
                     $ 6,512                    $ 6,511
                     $ 7,167                    $ 7,210
                     $ 5,272                    $ 5,306
 1-Mar               $ 4,334                    $ 4,375
                     $ 5,101                    $ 5,159
                     $ 4,949                    $ 5,006
                     $ 5,020                    $ 5,090
                     $ 4,617                    $ 4,683
                     $ 4,022                    $ 4,088
 1-Sep               $ 3,195                    $ 3,250
                     $ 3,720                    $ 3,797
                     $ 4,345                    $ 4,440
                     $ 4,294                    $ 4,387
                     $ 4,224                    $ 4,313
                     $ 3,697                    $ 3,782
 2-Mar               $ 3,947                    $ 4,042
                     $ 3,468                    $ 3,554
                     $ 3,276                    $ 3,363
                     $ 2,847                    $ 2,926
                     $ 2,611                    $ 2,678
                     $ 2,554                    $ 2,623
 2-Sep               $ 2,254                    $ 2,317
                     $ 2,675                    $ 2,755
                     $ 3,018                    $ 3,107
                     $ 2,659                    $ 2,741
                     $ 2,655                    $ 2,737
                     $ 2,726                    $ 2,813
 3-Mar               $ 2,746                    $ 2,839
                     $ 2,980                    $ 3,082
                     $ 3,224                    $ 3,339
                     $ 3,232                    $ 3,349
                     $ 3,431                    $ 3,559
                     $ 3,601                    $ 3,739
 3-Sep               $ 3,498                    $ 3,635
                     $ 3,800                    $ 3,952
                     $ 3,818                    $ 3,974
                     $ 3,931                    $ 4,097
                     $ 3,996                    $ 4,167
                     $ 3,933                    $ 4,105
 4-Mar               $ 3,845                    $ 4,016
                     $ 3,744                    $ 3,913
                     $ 3,917                    $ 4,096
                     $ 4,048                    $ 4,237
                     $ 3,738                    $ 3,912
                     $ 3,655                    $ 3,826
 4-Sep               $ 3,772                    $ 3,950
                     $ 3,966                    $ 4,157
                     $ 4,193                    $ 4,396
                     $ 4,325                    $ 4,537
                     $ 4,053                    $ 4,254
                     $ 4,031                    $ 4,233
 5-Mar               $ 3,954                    $ 4,154
                     $ 3,788                    $ 3,981
                     $ 4,114                    $ 4,326
                     $ 3,981                    $ 4,188
                     $ 4,278                    $ 4,502
                     $ 4,219                    $ 4,440
 5-Sep               $ 4,270                    $ 4,495
                     $ 4,207                    $ 4,433
                     $ 4,456                    $ 4,698
                     $ 4,383                    $ 4,623
                     $ 4,558                    $ 4,808
                     $ 4,450                    $ 4,699
 6-Mar               $ 4,537                    $ 4,793
                     $ 4,529                    $ 4,785
                     $ 4,206                    $ 4,448
                     $ 4,194                    $ 4,436
                     $ 4,018                    $ 4,252
                     $ 4,206                    $ 4,454
 6-Sep               $ 4,401                    $ 4,664
                     $ 4,609                    $ 4,885
                     $ 4,767                    $ 5,054
                     $ 4,675                    $ 4,960
                     $ 4,767                    $ 5,061
                     $ 4,687                    $ 4,979
 7-Mar               $ 4,712                    $ 5,010
                     $ 4,964                    $ 5,280
                     $ 5,125                    $ 5,456
                     $ 5,139                    $ 5,473
                     $ 5,131                    $ 5,467
                     $ 5,282                    $ 5,633
 7-Sep               $ 5,553                    $ 5,923
                     $ 5,940                    $ 6,342
                     $ 5,545                    $ 5,924
                     $ 5,533                    $ 5,915
                     $ 4,881                    $ 5,224
                     $ 4,630                    $ 4,956
 8-Mar               $ 4,728                    $ 5,062
                     $ 5,091                    $ 5,448
                     $ 5,396                    $ 5,780
                     $ 4,875                    $ 5,224
                     $ 4,901                    $ 5,259
                     $ 4,966                    $ 5,331
 8-Sep               $ 4,231                    $ 4,540

           Summit Nasdaq-100 Index Fund - Average Annual Total Return

                     1-Year      5-Year     Since Inception
                     -------     ------     ---------------
                     -23.80%      3.88%          -9.35%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

                                  -------------
                                    Fund Data
                                  -------------

Managers:                                                      Gary R. Rodmaker
                                                               Kevin P. Aug
Inception Date:                                                December 28, 1999
Total Net Assets:                                              $16.6 Million
Number Of Equity Holdings:                                     103
Median Cap Size:                                               $7,365 Million

                           --------------------------
                             Top 10 Equity Holdings
                           --------------------------

                                                               (% of net assets)
                                                               -----------------
Apple, Inc.                                                          10.1%
Qualcomm, Inc.                                                        6.1%
Microsoft Corp.                                                       6.1%
Google, Inc. - Class A                                                4.2%
Cisco Systems, Inc.                                                   3.4%
Oracle Corp.                                                          3.1%
Gilead Sciences, Inc.                                                 3.0%
Research in Motion Ltd.                                               2.8%
Intel Corp.                                                           2.7%
Amgen, Inc.                                                           2.1%

                             -----------------------
                               Sector Allocations
                             -----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Short-Term, Futures & Other                                                 1.2%
Consumer Discretionary                                                     14.7%
Consumer Staples                                                            1.5%
Health Care                                                                16.5%
Industrials                                                                 4.6%
Information Technology                                                     59.4%
Materials                                                                   0.7%
Telecommunication Services                                                  1.4%

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use of The Index, or any data include therein.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            3
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

Objective - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the "Index").

Strategy - The Nasdaq-100 Index Fund (the "Fund") will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers' Comments:

For the year ended September 30, 2008, the Summit Nasdaq-100 Index Fund's total return for Class I shares was -23.80% (after waivers and reimbursements). This compares to a -23.36% total return for the Nasdaq-100 Index. The difference of 0.44% is referred to as "tracking error" and is largely attributed to the Fund's operating expenses. These expenses represent the Fund's costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of shareholder subscriptions and redemptions into and out of the Fund, broker's commissions or other trading costs, and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Fund's objectives and strategies call for a correlation of at least 95% between the Fund's pre-expense total return and that of the Index. The Fund achieved this level of correlation for the period presented.

A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.

--------------------------------------------------------------------------------

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   4
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

                                         Summit Mutual Funds, Inc. - Apex Series
NASDAQ-100 INDEX FUND                                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                                         Fiscal Year Ended September 30,
                                                              -------------------------------------------------
                                                                2008      2007      2006       2005       2004
                                                              -------------------------------------------------
Net asset value, beginning of period                          $ 27.27     21.68   $ 21.09    $ 18.71   $ 17.35
                                                              -------   -------   -------    -------   -------

INVESTMENT ACTIVITIES:
   Net investment income / (loss)                                0.01      0.01      0.05(1)    0.16     (0.07)
   Net realized and unrealized gains / (losses)                 (6.50)     5.64      0.61       2.31      1.43
                                                              -------   -------   -------    -------   -------
Total from Investment Activities                                (6.49)     5.65      0.66       2.47      1.36
                                                              -------   -------   -------    -------   -------

DISTRIBUTIONS:
   Net investment income                                        (0.01)    (0.06)    (0.07)     (0.09)       --
                                                              -------   -------   -------    -------   -------
Total Distributions                                             (0.01)    (0.06)    (0.07)     (0.09)       --
                                                              -------   -------   -------    -------   -------
Net asset value, end of period                                $ 20.77   $ 27.27   $ 21.68    $ 21.09   $ 18.71
                                                              =======   =======   =======    =======   =======
Total return                                                   -23.80%    26.16%     3.08%     13.20%     7.84%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)                 0.65%     0.65%     0.65%      0.65%     0.65%
Ratio of expenses to average net assets - gross                  0.93%     1.10%     1.09%      1.13%     1.13%
Ratio of net investment income / (loss) to average net
   assets                                                        0.03%     0.06%     0.25%      0.79%    -0.33%
Portfolio turnover rate                                         25.04%    15.20%    12.89%     10.60%     4.92%
Net assets, end of period (000's)                             $16,584   $24,130   $15,644    $17,040   $16,874

(1)   Per share amounts are based on average shares outstanding.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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                                                                            5
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
SCHEDULE OF INVESTMENTS                                    NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

September 30, 2008

                                                          SHARES          VALUE
                                                       ------------------------
COMMON STOCKS - 98.8%
Consumer Discretionary - 14.7%
   Amazon.Com, Inc. (a)                                    3,319   $    241,490
   Apollo Group, Inc. - Class A (a)                        1,920        113,856
   Ascent Media Corp. (a)                                      1             11
   Bed Bath & Beyond, Inc. (a) (c)                         4,179        131,262
   Comcast Corp. - Class A                                17,064        334,966
   The DIRECTV Group, Inc. (a) (c)                         9,669        253,038
   Discovery Communications - Class A (a)                  1,425         20,299
   Discovery Communications - Class C (a)                  1,425         20,171
   Dish Network Corp. (a) (c)                              2,605         54,705
   eBay, Inc. (a)                                         11,750        262,965
   Expedia, Inc. (a) (c)                                   3,369         50,906
   Focus Media Holding Ltd. - ADR (a) (c)                  1,313         37,434
   Garmin Ltd. (c)                                         2,394         81,252
   Lamar Advertising Co. - Class A (a) (c)                   884         27,307
   Liberty Global, Inc. (a) (c)                            1,933         58,570
   Liberty Media Corp. - Interactive (a)                   6,513         84,083
   PetSmart, Inc. (c)                                      1,510         37,312
   Sears Holdings Corporation (a) (c)                      1,582        147,917
   Sirius XM Radio, Inc. (a) (c)                          41,120         23,438
   Staples, Inc.                                           5,645        127,013
   Starbucks Corp. (a)                                    12,114        180,135
   Virgin Media, Inc.                                      4,283         33,836
   Wynn Resorts Ltd. (c)                                   1,353        110,459
                                                                   ------------
                                                                      2,432,425
                                                                   ------------
Consumer Staples - 1.5%
   Costco Wholesale Corp.                                  2,732        177,389
   Hansen Natural Corp. (a) (c)                            1,111         33,608
   Whole Foods Market, Inc. (c)                            1,646         32,969
                                                                   ------------
                                                                        243,966
                                                                   ------------
Health Care - 16.5%
   Amgen, Inc. (a)                                         5,899        349,634
   Amylin Pharmaceuticals, Inc. (a) (c)                    1,581         31,968
   Biogen Idec, Inc. (a)                                   3,777        189,945
   Celgene Corp. (a)                                       5,397        341,522
   Cephalon, Inc. (a) (c)                                    790         61,217
   Dentsply International, Inc.                            1,710         64,193
   Express Scripts, Inc. (a)                               2,683        198,059
   Genzyme Corp. (a)                                       4,011        324,450
   Gilead Sciences, Inc. (a)                              10,830        493,632
   Henry Schein, Inc. (a) (c)                              1,077         57,986
   Hologic, Inc. (a) (c)                                   3,220         62,243
   Intuitive Surgical, Inc. (a)                              463        111,574
   Patterson Companies, Inc. (a) (c)                       1,393         42,361
   Teva Pharmaceutical Industries Ltd. - ADR (c)           7,542        345,348
   Vertex Pharmaceuticals, Inc. (a) (c)                    1,760         58,502
                                                                   ------------
                                                                      2,732,634
                                                                   ------------
Industrials - 4.6%
   C.H. Robinson Worldwide, Inc. (c)                       2,018        102,837
   Cintas Corp.                                            2,207         63,363
   Expeditors International Washington, Inc.               2,507         87,344
   Fastenal Co. (c)                                        1,707         84,309
   Foster Wheeler Ltd. (a)                                 1,803         65,106
   Joy Global, Inc.                                        1,273         57,463
   Monster Worldwide, Inc. (a) (c)                         1,519         22,648
   Paccar, Inc. (c)                                        4,899        187,093

                                                          SHARES          VALUE
                                                       ------------------------
Industrials - 4.6% (Continued)
   Ryanair Holdings PLC - ADR (a) (c)                      1,392   $     31,223
   Stericycle, Inc. (a)                                    1,084         63,858
                                                                   ------------
                                                                        765,244
                                                                   ------------
Information Technology - 59.4%
   Activision Blizzard, Inc. (a)                          13,934        215,002
   Adobe Systems, Inc. (a)                                 6,238        246,214
   Akamai Technologies, Inc. (a)                           1,930         33,659
   Altera Corp. (c)                                        5,047        104,372
   Apple, Inc. (a)                                        14,781      1,680,008
   Applied Materials, Inc.                                 8,390        126,941
   Autodesk, Inc. (a)                                      2,793         93,705
   Baidu.com - ADR (a) (c)                                   315         78,192
   Broadcom Corp. - Class A (a) (c)                        4,875         90,821
   CA, Inc.                                                5,906        117,884
   Cadence Design Systems, Inc. (a)                        3,234         21,862
   Check Point Software Technologies (a)                   2,584         58,760
   Cisco Systems, Inc. (a)                                25,143        567,226
   Citrix Systems, Inc. (a)                                2,610         65,929
   Cognizant Technology Solutions Corp. - Class A (a)      3,370         76,937
   Dell, Inc. (a)                                          8,898        146,639
   Electronic Arts, Inc. (a)                               3,842        142,116
   Fiserv, Inc. (a)                                        2,455        116,171
   Flextronics International Ltd. (a)                     10,860         76,889
   Flir Systems, Inc. (a) (c)                              1,717         65,967
   Google, Inc. - Class A (a)                              1,730        692,900
   IAC InterActiveCorp (a) (c)                             1,724         29,825
   Infosys Technologies Ltd - ADR (c)                      1,345         44,802
   Intel Corp.                                            23,562        441,316
   Intuit, Inc. (a)                                        4,840        152,992
   Juniper Networks, Inc. (a)                              4,129         86,998
   KLA-Tencor Corp. (c)                                    2,467         78,081
   Lam Research Corp. (a) (c)                              1,545         48,652
   Linear Technology Corp. (c)                             3,549        108,812
   Logitech International S.A. (a) (c)                     2,098         48,925
   Marvell Technology Group Ltd. (a)                       6,894         64,114
   Microchip Technology, Inc. (c)                          1,841         54,181
   Microsoft Corp.                                        37,603      1,003,624
   NetApp, Inc. (a)                                        4,299         78,371
   NVIDIA Corp. (a)                                        6,520         69,829
   Oracle Corp. (a)                                       25,603        519,997
   Paychex, Inc. (c)                                       4,092        135,159
   Qualcomm, Inc.                                         23,684      1,017,701
   Research in Motion Ltd. (a) (c)                         6,726        459,386
   SanDisk Corp. (a) (c)                                   2,468         48,249
   Sun Microsystems, Inc. (a)                              4,071         30,940
   Symantec Corp. (a) (c)                                 10,514        205,864
   VeriSign, Inc. (a) (c)                                  2,198         57,324
   Xilinx, Inc. (c)                                        4,434        103,977
   Yahoo!, Inc. (a)                                        7,916        136,947
                                                                   ------------
                                                                      9,844,260
                                                                   ------------
Materials - 0.7%
   Sigma-Aldrich Corp.                                     1,482         77,686
   Steel Dynamics, Inc. (c)                                2,472         42,247
                                                                   ------------
                                                                        119,933
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   6
-------

                                         Summit Mutual Funds, Inc. - Apex Series
NASDAQ-100 INDEX FUND                                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                       ------------------------
Telecommunication Services - 1.4%
   Leap Wireless International, Inc. (a) (c)                 821   $     31,280
   Level 3 Communications, Inc. (a) (c)                   18,106         48,886
   Millicom International Cellular S.A. (c)                1,252         85,975
   NII Holdings, Inc. (a)                                  1,949         73,906
                                                                   ------------
                                                                        240,047
                                                                   ------------
     TOTAL COMMON STOCKS
       (Cost $13,001,769)                                            16,378,509
                                                                   ------------

SHORT TERM INVESTMENTS (e) - 1.6%
Money Market Funds - 1.0%
Northern U.S. Government Select Money Market Fund        176,954        176,954
                                                                   ------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                       ------------------------
U.S. Treasury Bills - 0.6%
   1.783%, 12/04/2008                                  $  75,000   $     74,904
   1.715%, 12/04/2008                                     20,000         19,975
                                                                   ------------
                                                                         94,879
                                                                   ------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $271,657)                                                  271,833
                                                                   ------------
Total Investments
     (Cost $13,273,426) (b) - 100.4%                                 16,650,342
Northern Institutional Liquid
Assets Portfolio (d) - 23.9%                                          3,959,857
Liabilities in Excess of Other Assets - (24.3)%                      (4,026,243)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 16,583,956
                                                                   ============

--------------------------------------------------------------------------------
ADR   American Depository Receipt

(a)   Non-income producing security.

(b) For federal income tax purposes, cost is $13,764,758 and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $5,085,095, and ($2,199,511), respectively, with a net appreciation / (depreciation) of $2,885,584.

(c)   All or a portion of the security is out on loan.

(d) This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $3,962,852, $3,959,857, and $0, respectively.

(e) Securities and other assets with an aggregate value of $255,080 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of September 30, 2008:

                                                                    Unrealized
                                                                   Appreciation/
Type                                               Contracts      (Depreciation)
--------------------------------------------------------------------------------
   Nasdaq 100 E-Mini (12/08)                           8             ($9,117)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            7
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
FINANCIAL STATEMENTS                                       NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008

ASSETS
   Investments in securities, at value                             $ 16,650,342
   Collateral for securities loaned, at fair value                    3,959,857
   Cash                                                                   1,206
   Receivables:
     Shares sold                                                         23,166
     Interest and dividends                                               1,895
     Securities Sold                                                      4,168
     Variation margin                                                    13,160
   Prepaid expenses and other                                            10,290
                                                                   ------------
                                                                     20,664,084
                                                                   ------------
LIABILITIES
   Payables:
     Payable upon return of securities loaned                         3,959,857
     Shares redeemed                                                     88,371
     Professional fees                                                   20,539
     Custodian fees                                                       3,270
     Fund accounting fees                                                 3,078
     Administration fees                                                  1,526
     Advisory fees                                                          159
     Other accrued expenses                                               3,328
                                                                   ------------
                                                                      4,080,128
                                                                   ------------
NET ASSETS*
   Paid-in capital                                                   26,644,311
   Accumulated undistributed net investment income / (loss)               6,949
   Accumulated net realized gain / (loss) on investments and
     futures contracts                                              (13,435,103)
   Net unrealized appreciation / (depreciation) on investments
     and futures contracts                                            3,367,799
                                                                   ------------
                                                                   $ 16,583,956
                                                                   ============
Investments at cost                                                $ 13,273,426
Shares authorized - Class I ($.10 par value)                         20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                        Shares          NAV
Share Class                            Net Assets    Outstanding     per share
Class I                               $ 16,583,956     798,511     $      20.77

--------------------------------------------------------------------------------
*  FEDERAL TAX DATA AS OF SEPTEMBER 30, 2008

   Percentage of ordinary distributions designated as qualified
     dividend income                                                     100.00%
   Dividends received deduction for corporate shareholders               100.00%
   Undistributed ordinary income                                   $      6,949
   Unrealized appreciation                                         $  2,885,584
   Post October Capital Loss Carryforward                          $  1,163,739

                            Capital Loss Carryforward
                             Expiring September 30:
--------------------------------------------------------------------------------
    2009          2010          2012          2013          2014         2015
------------  ------------  ------------  ------------  ------------  ----------
($3,111,492)  ($2,454,653)  ($1,364,110)  ($1,719,950)  ($2,359,145)  ($770,682)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended September 30, 2008

INVESTMENT INCOME
   Interest                                                        $      4,317
   Dividends                                                            130,414
   Foreign dividend taxes withheld                                       (1,175)
   Other income                                                          15,446
                                                                   ------------
                                                                        149,002
                                                                   ------------
EXPENSES
   Advisory fees                                                         76,487
   Administration fees                                                   21,853
   Professional fees                                                     22,660
   Transfer agent fees                                                   22,045
   Fund accounting fees                                                  17,922
   Custodian fees                                                        16,304
   Registration fees                                                     13,969
   Royalty fee                                                            5,002
   Directors' fees                                                        2,703
   Shareholder reporting fees                                             1,211
   Other expenses                                                         2,728
                                                                   ------------
                                                                        202,884
   Reimbursements and waivers                                           (60,836)
                                                                   ------------
                                                                        142,048
                                                                   ------------
NET INVESTMENT INCOME / (LOSS)                                            6,954
                                                                   ------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments                           (990,173)
   Net realized gain / (loss) on futures contracts                     (194,813)
                                                                   ------------
                                                                     (1,184,986)
                                                                   ------------
   Net change in unrealized appreciation / (depreciation) on
     investments and futures contracts                               (4,582,594)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                            (5,767,580)
                                                                   ------------

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS            $ (5,760,626)
                                                                   ============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

                  Percent of Current
                    Net Asset Value
------------------------------------------------------
 Advisory            Administration            Expense            Reimbursements
   Fee                     Fee                  Limit               and Waivers
--------------------------------------------------------------------------------
  0.35%                   0.10%                 0.65%                 $60,836
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   8
-------

                                         Summit Mutual Funds, Inc. - Apex Series
NASDAQ-100 INDEX FUND                                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Fiscal Year Ended September 30,

                                                                          2008           2007
                                                                     ----------------------------
OPERATIONS
   Net investment income / (loss)                                    $       6,954   $     10,650
   Net realized gain / (loss) on investments and futures contracts      (1,184,986)       (70,796)
   Net change in unrealized appreciation / (depreciation)
      on investments and futures contracts                              (4,582,594)     4,481,638
                                                                     -------------   ------------
                                                                        (5,760,626)     4,421,492
                                                                     -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS (1)
Class I
   Net investment income                                                   (10,655)       (42,315)
Class A (2)
   Net investment income                                                        --           (388)
                                                                     -------------   ------------
                                                                           (10,655)       (42,703)
FUND SHARE TRANSACTIONS
Class I
   Proceeds from shares sold                                            11,433,992      9,431,036
   Reinvestment of distributions                                            10,619         42,311
   Payments for shares redeemed                                        (13,219,365)    (6,113,390)
   Transfer in from Class A (2)                                                 --        750,651
                                                                     -------------   ------------
                                                                        (1,774,754)     4,110,608
                                                                     -------------   ------------
Class A
   Proceeds from shares sold                                                    --        526,589
   Reinvestment of distributions                                                --            388
   Payments for shares redeemed                                                 --        (36,384)
   Transfer out to Class I (2)                                                  --       (750,651)
                                                                     -------------   ------------
                                                                                --       (260,058)
                                                                     -------------   ------------
NET INCREASE / (DECREASE) IN NET ASSETS                                 (7,546,035)     8,229,339
NET ASSETS
   Beginning of period                                                  24,129,991     15,900,652
                                                                     -------------   ------------
   End of period                                                     $  16,583,956   $ 24,129,991
                                                                     =============   ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                      $       6,949   $     10,650
                                                                     =============   ============

-------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS Class I
   Sold                                                                    449,010        385,765
   Reinvestment of distributions                                               394          1,808
   Redeemed                                                               (535,839)      (256,999)
   Transfer in from Class A (2)                                                 --         32,608
                                                                     -------------   ------------
      Net increase / (decrease) from fund share transactions               (86,435)       163,182
                                                                     =============   ============
FUND SHARE TRANSACTIONS Class A
   Sold                                                                         --         22,485
   Reinvestment of distributions                                                --             17
   Redeemed                                                                     --         (1,568)
   Transfer out to Class I (2)                                                  --        (32,851)
                                                                     -------------   ------------
      Net increase / (decrease) from fund share transactions                    --        (11,917)
                                                                     =============   ============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                                     $   5,271,753   $  5,265,840
                                                                     -------------   ------------
                                                                     $   5,271,753   $  5,265,840
                                                                     =============   ============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                                     $   5,795,343   $  2,707,003
                                                                     -------------   ------------
                                                                     $   5,795,343   $  2,707,003
                                                                     =============   ============
(1) TAX CHARACTER OF DISTRIBUTIONS PAID
    Ordinary income                                                  $      10,655   $     42,703
                                                                     -------------   ------------
                                                                     $      10,655   $     42,703
                                                                     =============   ============
(2) Effective February 28, 2007, the Nasdaq-100 Index Fund
    converted its Class A shares into Class I shares. Class A
    shares no longer exist.
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            9
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
EVEREST FUND
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         Summit Everest Fund Class I   Summit Everest Fund Class A  Russell 1000 Value Total Return
Dec-99             $10,000                       $ 9,424                        $10,000
                   $10,040                       $ 9,461                        $10,078
                   $ 9,450                       $ 8,904                        $ 9,749
                   $ 8,760                       $ 8,254                        $ 9,025
                   $ 9,860                       $ 9,293                        $10,126
                   $ 9,670                       $ 9,111                        $10,008
                   $10,040                       $ 9,458                        $10,114
                   $ 9,780                       $ 9,210                        $ 9,651
                   $ 9,720                       $ 9,152                        $ 9,772
                   $10,230                       $ 9,630                        $10,316
Sep-00             $10,321                       $ 9,712                        $10,410
                   $10,723                       $10,090                        $10,666
                   $10,643                       $10,012                        $10,270
                   $11,285                       $10,613                        $10,785
                   $11,730                       $11,031                        $10,826
                   $11,538                       $10,847                        $10,525
 1-Mar             $11,203                       $10,530                        $10,153
                   $11,913                       $11,197                        $10,651
                   $12,297                       $11,554                        $10,891
                   $12,162                       $11,423                        $10,649
                   $12,338                       $11,588                        $10,626
                   $11,841                       $11,119                        $10,201
 1-Sep             $11,251                       $10,560                        $ 9,483
                   $11,458                       $10,753                        $ 9,401
                   $12,069                       $11,326                        $ 9,948
                   $12,464                       $11,682                        $10,182
                   $12,375                       $11,597                        $10,104
                   $12,526                       $11,737                        $10,120
 2-Mar             $12,958                       $12,140                        $10,599
                   $12,349                       $11,565                        $10,235
                   $12,275                       $11,493                        $10,286
                   $11,270                       $10,543                        $ 9,696
                   $ 9,947                       $ 9,294                        $ 8,794
                   $10,098                       $ 9,433                        $ 8,861
 2-Sep             $ 8,862                       $ 8,268                        $ 7,876
                   $ 9,346                       $ 8,720                        $ 8,459
                   $10,229                       $ 9,548                        $ 8,992
                   $ 9,497                       $ 8,855                        $ 8,601
                   $ 9,261                       $ 8,631                        $ 8,393
                   $ 9,132                       $ 8,505                        $ 8,169
 3-Mar             $ 9,200                       $ 8,568                        $ 8,183
                   $10,122                       $ 9,433                        $ 8,903
                   $10,802                       $10,069                        $ 9,478
                   $11,136                       $10,382                        $ 9,597
                   $11,217                       $10,457                        $ 9,739
                   $11,333                       $10,562                        $ 9,891
 3-Sep             $11,310                       $10,539                        $ 9,795
                   $11,875                       $11,067                        $10,394
                   $12,029                       $11,211                        $10,535
                   $12,812                       $11,946                        $11,184
                   $13,141                       $12,254                        $11,381
                   $13,268                       $12,373                        $11,625
 4-Mar             $13,035                       $12,150                        $11,523
                   $12,943                       $12,061                        $11,242
                   $12,987                       $12,099                        $11,356
                   $13,399                       $12,484                        $11,625
                   $13,077                       $12,180                        $11,461
                   $13,238                       $12,328                        $11,624
 4-Sep             $13,378                       $12,460                        $11,804
                   $13,638                       $12,698                        $12,000
                   $14,190                       $13,211                        $12,607
                   $14,679                       $13,663                        $13,029
                   $14,365                       $13,366                        $12,798
                   $14,855                       $13,820                        $13,222
 5-Mar             $14,764                       $13,732                        $13,041
                   $14,412                       $13,401                        $12,807
                   $14,764                       $13,725                        $13,115
                   $14,860                       $13,813                        $13,259
                   $15,276                       $14,196                        $13,643
                   $15,214                       $14,135                        $13,583
 5-Sep             $15,246                       $14,161                        $13,774
                   $15,078                       $14,003                        $13,424
                   $15,635                       $14,517                        $13,863
                   $15,672                       $14,548                        $13,948
                   $16,169                       $15,008                        $14,490
                   $16,277                       $15,106                        $14,578
 6-Mar             $16,571                       $15,376                        $14,776
                   $17,045                       $15,812                        $15,151
                   $16,699                       $15,487                        $14,769
                   $16,812                       $15,591                        $14,863
                   $17,045                       $15,801                        $15,224
                   $17,345                       $16,079                        $15,479
 6-Sep             $17,706                       $16,408                        $15,788
                   $18,341                       $16,994                        $16,305
                   $18,815                       $17,430                        $16,677
                   $19,269                       $17,845                        $17,051
                   $19,524                       $18,080                        $17,269
                   $19,307                       $17,875                        $17,000
 7-Mar             $19,476                       $18,027                        $17,263
                   $20,123                       $18,623                        $17,901
                   $20,829                       $19,271                        $18,546
                   $20,497                       $18,958                        $18,113
                   $19,705                       $18,224                        $17,275
                   $19,797                       $18,304                        $17,469
 7-Sep             $20,340                       $18,800                        $18,069
                   $20,337                       $18,798                        $18,071
                   $19,651                       $18,160                        $17,188
                   $19,384                       $17,907                        $17,022
                   $18,494                       $17,084                        $16,340
                   $17,837                       $16,471                        $15,655
 8-Mar             $17,555                       $16,209                        $15,538
                   $18,354                       $16,943                        $16,295
                   $18,632                       $17,199                        $16,269
                   $16,898                       $15,593                        $14,712
                   $16,685                       $15,395                        $14,659
                   $17,015                       $15,697                        $14,908
 8-Sep             $15,481                       $14,279                        $13,812

            Summit Everest Fund Class I - Average Annual Total Return

                        1-Year   5-Year   Since Inception
                       -------   ------   ---------------
                       -23.89%    6.48%        5.12%

            Summit Everest Fund Class A - Average Annual Total Return

                        1-Year   5-Year   Since Inception
                       -------   ------   ---------------
                       -28.42%    5.01%        4.15%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to July 1, 2002, Class A share performance is based on Class I performance, adjusted to reflect Class A sales charges and expenses.

                                 -------------
                                   Fund Data
                                 -------------

Managers:                                                     James R. McGlynn
                                                              Yvonne M. Bishop
Inception Date:                                               December 29, 1999
Total Net Assets:                                             $87.5 Million
Number Of Equity Holdings:                                    61
Median Cap Size:                                              $37,266 Million
Average Price-to-earnings Ratio:                              13.5x
Average Price-to-book Ratio:                                  1.53x

                           --------------------------
                             Top 10 Equity Holdings
                           --------------------------

                                                               (% of net assets)
                                                               -----------------
Marathon Oil Corp.                                                    2.6%
Duke Energy Corporation                                               2.5%
AT&T, Inc.                                                            2.5%
3M Co.                                                                2.5%
BP PLC - ADR                                                          2.4%
Cisco Systems, Inc.                                                   2.4%
Wellpoint, Inc.                                                       2.3%
The Travelers Companies, Inc.                                         2.3%
Citigroup, Inc.                                                       2.3%
General Electric Co.                                                  2.2%

                             ----------------------
                               Sector Allocations
                             ----------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     7.9%
Consumer Staples                                                           8.0%
Energy                                                                    16.4%
Financials                                                                20.4%
Health Care                                                                8.8%
Industrials                                                               10.2%
Materials                                                                  3.5%
Information Technology                                                    11.0%
Short-Term & Other                                                         3.9%
Telecommunication Services                                                 5.5%
Utilities                                                                  4.4%

--------------------------------------------------------------------------------

-------
   10
-------

                                         Summit Mutual Funds, Inc. - Apex Series
                                                                    EVEREST FUND
--------------------------------------------------------------------------------

Objective - Seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

Strategy - The Everest Fund (the "Fund") seeks special opportunities in securities that are selling at discount from theoretical price/earnings ratios and that seem capable of recovering from their temporarily out-of-favor status (a "value" investment style).

Managers' Comments:

The Everest Fund (Class I) total return performance for the twelve-months ended September 30, 2008 was -23.89% versus -23.56% for the Russell 1000 Value Index.

The Federal Reserve Board (Fed) has stopped worrying about inflation creeping into the system and has been focusing on ensuring that the financial system works properly as bad and/or illiquid debts are written off, and the entire financial system is deleveraged. In the days of Alan Greenspan, interest rates would be cut to stimulate the economy. This worked fine as long as the system only increased debt to take advantage of historically low interest rates. The current Fed Chairman Bernanke is also reducing interest rates to provide liquidity into the system. Much more is being done to assist financial institutions. Congress has given Treasury Secretary Paulson the authority to provide capital to many financial institutions and to purchase illiquid securities. These measures were deemed necessary to prevent multiple bank runs and to show support for the banking system as the combination of bad debts and highly leveraged balance sheets were called into question by depositors, short-sellers and fellow lenders. What began as concern with subprime mortgages has spread to AAA credits such as General Electric. The combination of the lame duck Bush presidency and the imminent presidential contest also catches the political system at a vulnerable time, i.e. the lingering problem will be dealt with by an incoming new administration. The problem is not just isolated to the United States but has metastasized globally. Fortunately all major foreign central banks have coordinated their efforts to fight the financial system's inherent weakness, and consequently the U.S. dollar hasn't been exposed alone as interest rates are reduced at home.

Detractors from Performance

The Fund's top three detractors from performance were investments in the Energy, Technology, and Healthcare sectors. Energy was the biggest detractor to relative performance because of poor stock selection in Integrated Oils. We began paring the outperforming names as oil prices quickly moved from $90/barrel to $145/barrel in the first half of 2008 and then began adding back to the names as oil fell back to the $110/barrel range. Underperformance was partially offset with a holding in Nabors, which was sold near the peak in its stock price. Technology underperformed due mainly to an overweight in Communications Technology. Concerns about potential weakening of demand weighed heavily on these shares. These issues were partially offset by the Fund's position in International Business Machines, which was a top ten contributor to returns. Finally, an overweighting of HMO's hurt the Healthcare sector. This sub-sector took a hit as companies began reporting higher medical costs than they had forecasted and had been used in setting the premiums for the year.

Contributors to Performance

The Fund's top three contributors to performance during the 1 year period ending September 30, 2008 were investments in the Financial Services, Utilities, and Materials & Processing sectors. The Fund was underweight Financial Services, which developed into the worst performing sector in the Index. The underweighting was enough to overcome the downturn in the sector despite producing five of the bottom ten contributors to return. Superior stock selection in Regional Banks, Multi-Line Insurance, and Diversified Financials helped mitigate losses in this environment. The Fund also benefited from good sub-sector allocation in Utilities. The sector was overweight Gas Distributors and Cable and underweight Telecom. Cable has performed well as it gained market share in broadband and telephone service at the expense of Telecom companies. Materials & Processing also contributed to performance due to good sub-sector allocation. The Fund was overweight Gold and had no exposure to areas in which commodity prices have fallen precipitously during a worldwide slowdown in demand.

The economy was weak before the financial markets started unraveling. The equity market's weakness coupled with the forced write-downs of bankrupt Lehman Brothers' and near bankrupt Fannie Mae and Freddie Mac debt has further weakened even once strong financial organizations. This weakness has forced banks to raise capital at the worst possible time-i.e., in a bear market and in a time of extreme need. The economy appears to be entering a phase of heightened unemployment and negative GDP statistics that have been held back until now. The action of oil round-tripping from $80 to $145 down to $65 in the last year further weakened the economy. Consumers were shocked on the upside and are happily (yet warily) enjoying lower pump prices. This energy "tax cut" should help the consumer's pocketbook but now rising unemployment will have to be addressed. Consumer spending will be under pressure until unemployment abates.

Summit Everest Fund will continue to invest in companies that are temporarily out of favor and pare those which reach full valuation in the current recessionary environment. Quality will be paramount as consolidation across many industries will occur in this deleveraging of the financial system.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            11
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
FINANCIAL HIGHLIGHTS                                                EVEREST FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                                                      Class I
                                                                ---------------------------------------------------
                                                                          Fiscal Year Ended September 30,
                                                                ---------------------------------------------------
                                                                  2008      2007        2006        2005      2004
                                                                ---------------------------------------------------
Net asset value, beginning of period                            $ 68.56   $ 63.81     $ 61.56     $ 58.15   $ 49.88
                                                                -------   -------     -------     -------   -------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                                  1.05      0.93(1)     0.96(1)     0.90      0.80
   Net realized and unrealized gains / (losses)                  (16.22)     8.32        8.13        6.97      8.27
                                                                -------   -------     -------     -------   -------
Total from Investment Activities                                 (15.17)     9.25        9.09        7.87      9.07
                                                                -------   -------     -------     -------   -------

DISTRIBUTIONS:
   Net investment income                                          (1.04)    (0.99)      (0.65)      (0.79)    (0.80)
   Net realized gains                                             (5.03)    (3.51)      (6.19)      (3.67)       --
                                                                -------   -------     -------     -------   -------
Total Distributions                                               (6.07)    (4.50)      (6.84)      (4.46)    (0.80)
                                                                -------   -------     -------     -------   -------

Net asset value, end of period                                  $ 47.32   $ 68.56     $ 63.81     $ 61.56   $ 58.15
                                                                =======   =======     =======     =======   =======
Total return                                                     -23.89%    14.88%      16.13%      13.96%    18.29%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets                            0.90%     0.91%       0.92%       0.97%     0.97%
Ratio of net investment income / (loss) to average net assets      1.80%     1.38%       1.59%       1.51%     1.46%
Portfolio turnover rate (2)                                       37.31%    50.86%      54.89%      63.46%    73.43%
Net assets, end of period (000's)                               $82,922   $95,460     $80,383     $65,755   $61,042

                                                                                      Class A
                                                                ---------------------------------------------------
                                                                          Fiscal Year Ended September 30,
                                                                ---------------------------------------------------
                                                                  2008      2007        2006        2005      2004
                                                                ---------------------------------------------------
Net asset value, beginning of period                            $ 67.86   $ 63.25     $ 61.14     $ 58.62   $ 50.34
                                                                -------   -------     -------     -------   -------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                                  1.03      0.75(1)     0.80(1)     1.26      0.66
   Net realized and unrealized gains / (losses)                  (16.17)     8.24        8.09        6.46      8.35
                                                                -------   -------     -------     -------   -------
Total from Investment Activities                                 (15.14)     8.99        8.89        7.72      9.01
                                                                -------   -------     -------     -------   -------

DISTRIBUTIONS:
   Net investment income                                          (0.84)    (0.87)      (0.59)      (1.53)    (0.73)
   Net realized gains                                             (5.03)    (3.51)      (6.19)      (3.67)       --
                                                                -------   -------     -------     -------   -------
Total Distributions                                               (5.87)    (4.38)      (6.78)      (5.20)    (0.73)
                                                                -------   -------     -------     -------   -------
Net asset value, end of period                                  $ 46.85   $ 67.86     $ 63.25     $ 61.14   $ 58.62
                                                                =======   =======     =======     =======   =======
Total return (3)                                                 -24.05%    14.58%      15.87%      13.65%    17.99%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets                            1.15%     1.16%       1.17%       1.22%     1.22%
Ratio of net investment income / (loss) to average net assets      1.55%     1.13%       1.34%       1.03%     1.17%
Portfolio turnover rate (2)                                       37.31%    50.86%      54.89%      63.46%    73.43%
Net assets, end of period (000's)                               $ 4,554   $ 7,201     $ 2,903     $   875   $    16

(1)   Per share amounts are based on average shares outstanding.

(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(3)   Total return calculations do not include any sales charges.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   12
-------

                                         Summit Mutual Funds, Inc. - Apex Series
EVEREST FUND                                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

September 30, 2008

                                                          SHARES          VALUE
                                                    ---------------------------
COMMON STOCKS - 96.1%
Consumer Discretionary - 7.9%
   CBS Corporation - Class B                              53,974   $    786,941
   Comcast Corp. - Class A                                62,100      1,219,023
   Gannett Co, Inc.                                       38,800        656,108
   Honda Motor Co. Ltd. - ADR                             34,500      1,038,795
   News Corp. - Class B                                   59,700        725,355
   Sony Corp. - ADR                                       27,700        855,099
   Time Warner, Inc.                                     121,100      1,587,621
                                                                   ------------
                                                                      6,868,942
                                                                   ------------
Consumer Staples - 8.0%
   CVS Caremark Corp.                                     34,600      1,164,636
   Kraft Foods, Inc. - Class A                            40,601      1,329,683
   Unilever NV - ADR                                      51,200      1,441,792
   Walgreen Co.                                           43,000      1,331,280
   Wal-Mart Stores, Inc.                                  28,500      1,706,865
                                                                   ------------
                                                                      6,974,256
                                                                   ------------
Energy - 16.4%
   Anadarko Petroleum Corp.                               36,000      1,746,360
   BP PLC - ADR                                           42,400      2,127,208
   Chevron Corp.                                          12,506      1,031,495
   ConocoPhillips                                         22,554      1,652,081
   Devon Energy Corp.                                     20,800      1,896,960
   Marathon Oil Corp.                                     58,000      2,312,460
   Royal Dutch Shell PLC - ADR                            32,400      1,911,924
   Spectra Energy Corp.                                   70,424      1,676,091
                                                                   ------------
                                                                     14,354,579
                                                                   ------------
Financials - 20.4%
   AllianceBernstein Holding LP                           27,500      1,017,775
   American Express Co.                                   33,600      1,190,448
   The Allstate Corp.                                     21,400        986,968
   Bank of America Corp.                                  48,292      1,690,220
   The Bank Of New York Mellon Corp.                      39,234      1,278,243
   Capital One Financial Corp.                            15,100        770,100
   Citigroup, Inc.                                        97,400      1,997,674
   Discover Financial Services                            41,700        576,294
   Genworth Financial, Inc. - Class A                     65,200        561,372
   JP Morgan Chase and Co.                                33,464      1,562,769
   Legg Mason, Inc.                                       33,300      1,267,398
   KeyCorp                                                41,200        491,928
   MetLife, Inc.                                          32,700      1,831,200
   Morgan Stanley                                         27,100        623,300
   The Travelers Companies, Inc.                          44,500      2,011,400
                                                                   ------------
                                                                     17,857,089
                                                                   ------------
Health Care - 8.8%
   Covidien Ltd.                                          26,925      1,447,488
   GlaxoSmithKline PLC - ADR                              33,000      1,434,180
   Johnson & Johnson                                      13,700        949,136
   Pfizer, Inc.                                           98,800      1,821,872
   Wellpoint, Inc. (a)                                    43,100      2,015,787
                                                                   ------------
                                                                      7,668,463
                                                                   ------------

                                                          SHARES          VALUE
                                                    ---------------------------
Industrials - 10.2%
   3M Co.                                                 31,400   $  2,144,934
   Boeing Co.                                             19,000      1,089,650
   Caterpillar, Inc.                                      28,900      1,722,440
   General Electric Co.                                   75,900      1,935,450
   Ingersoll-Rand Co. Ltd. - Class A                      25,500        794,835
   Tyco International Ltd.                                36,025      1,261,595
                                                                   ------------
                                                                      8,948,904
                                                                   ------------
Information Technology - 11.0%
   Cisco Systems, Inc. (a)                                94,200      2,125,152
   International Business Machines Corp.                  15,800      1,847,968
   Microsoft Corp.                                        69,400      1,852,286
   Motorola, Inc.                                        169,700      1,211,658
   Nokia OYJ - ADR                                        67,400      1,257,010
   Tyco Electronics Ltd.                                  48,325      1,336,669
                                                                   ------------
                                                                      9,630,743
                                                                   ------------
Materials - 3.5%
   The Dow Chemical Co.                                   56,700      1,801,926
   Newmont Mining Corp.                                   32,000      1,240,320
                                                                   ------------
                                                                      3,042,246
                                                                   ------------
Telecommunication Services - 5.5%
   AT&T, Inc.                                             77,200      2,155,424
   Frontier Communications Corp.                          96,100      1,105,150
   Sprint Nextel Corp.                                   126,200        769,820
   Verizon Communications, Inc.                           25,400        815,086
                                                                   ------------
                                                                      4,845,480
                                                                   ------------
Utilities - 4.4%
   Duke Energy Corporation                               127,448      2,221,419
   Southern Co.                                           43,800      1,650,822
                                                                   ------------
                                                                      3,872,241
                                                                   ------------
      TOTAL COMMON STOCKS
        (Cost $99,791,976)                                           84,062,943
                                                                   ------------

SHORT TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
   Northern U.S. Government Select Money Market
     Fund                                              1,522,453      1,522,453
                                                                   ------------
      TOTAL SHORT TERM INVESTMENTS
        (Cost $1,522,453)                                             1,522,453
                                                                   ------------
Total Investments
   (Cost $101,314,429) (b) - 97.8%                                   85,585,396
Other Assets in Excess of Liabilities - 2.2%                          1,891,160
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 87,476,556
                                                                   ============

--------------------------------------------------------------------------------
ADR   American Depository Receipt

(a)   Non-income producing security.

(b) For federal income tax purposes, cost is $101,521,271 and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $5,983,331 and ($21,919,206), respectively, with a net appreciation / (depreciation) of ($15,935,875).
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            13
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
FINANCIAL STATEMENTS                                                EVEREST FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008

ASSETS
   Investments in securities, at value                            $  85,585,396
   Receivables:
      Shares sold                                                       118,875
      Securities sold                                                 2,025,174
      Interest and dividends                                            181,433
   Prepaid expenses and other                                             9,601
                                                                  -------------
                                                                     87,920,479
                                                                  -------------
LIABILITIES
   Payables:
      Shares redeemed                                                   338,205
      Advisory fees                                                      48,817
      Professional fees                                                  27,188
      Administration fees                                                 7,628
      Fund accounting fees                                                5,383
      12b-1 fees                                                          5,330
      Custodian fees                                                      1,840
      Director's fees                                                       100
      Other accrued expenses                                              9,432
                                                                  -------------
                                                                        443,923
                                                                  -------------
NET ASSETS*
   Paid-in capital                                                  101,954,986
   Accumulated undistributed net invesment income / (loss)            1,336,041
   Accumulated net realized gain / (loss) on investments                (85,438)
   Net unrealized appreciation / (depreciation) on investments      (15,729,033)
                                                                  -------------
                                                                  $  87,476,556
                                                                  =============
Investments at cost                                               $ 101,314,429
Shares authorized - Class I ($.10 par value)                         20,000,000
Shares authorized - Class A ($.10 par value)                         20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                       Shares          NAV
Share Class                           Net Assets    Outstanding     per Share
Class I                              $ 82,922,175    1,752,203    $       47.32
Class A                              $  4,554,381       97,215    $       46.85
Class A maximum offering price per share
  (net asset value plus sales charge of 5.75%
     of offering price)                                           $       49.71

--------------------------------------------------------------------------------
*  FEDERAL TAX DATA AS OF SEPTEMBER 30, 2008

   Percentage of ordinary distributions designated as
      qualified dividend income                                           56.77%
   Dividends received deduction for corporate shareholders                49.50%
   Undistributed ordinary income                                  $   1,439,653
   Undistributed long-term gains                                  $      17,792
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Year Ended September 30, 2008

INVESTMENT INCOME
Dividends                                                         $   2,699,297
Foreign dividend taxes withheld                                         (27,329)
                                                                  -------------
                                                                      2,671,968
                                                                  -------------
EXPENSES
   Advisory fees                                                        632,881
   Administration fees                                                   98,888
   Transfer agent fees                                                   41,565
   Professional fees                                                     33,037
   Fund accounting fees                                                  30,305
   Registration fees                                                     15,395
   Directors' fees                                                       14,870
   12b-1 fees - Class A                                                  13,037
   Custodian fees                                                         7,552
   Shareholder reporting fees                                             5,900
   Other expenses                                                        10,253
                                                                  -------------
                                                                        903,683
                                                                  -------------
NET INVESTMENT INCOME / (LOSS)                                        1,768,285
                                                                  -------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments                            600,680
   Net change in unrealized appreciation / (depreciation)
      on investments                                                (28,851,004)
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                           (28,250,324)
                                                                  -------------

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS           $ (26,482,039)
                                                                  =============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

     Percent of Current
      Net Asset Value
---------------------------
  Advisory   Administration
     Fee           Fee
---------------------------
    0.64%         0.10%
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   14
-------

                                         Summit Mutual Funds, Inc. - Apex Series
EVEREST FUND                                                FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Fiscal Year Ended September 30,

                                                                                2008               2007
                                                                           ---------------------------------
OPERATIONS
   Net investment income / (loss)                                          $   1,768,285      $    1,396,500
   Net realized gain / (loss) on investments                                     600,680           6,739,020
   Net change in unrealized appreciation / (depreciation) on investments     (28,851,004)          5,038,638
                                                                           -------------      --------------
                                                                             (26,482,039)         13,174,158
                                                                           -------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS(1)
Class I
   Net investment income                                                      (1,417,144)         (1,386,540)
   Net realized gain on investments                                           (6,848,671)         (4,945,799)
Class A
   Net investment income                                                         (65,230)            (42,835)
   Net realized gain on investments                                             (391,946)           (173,103)
                                                                           -------------      --------------
                                                                              (8,722,991)         (6,548,277)
                                                                           -------------      --------------
FUND SHARE TRANSACTIONS
Class I
   Proceeds from shares sold                                                  42,363,517          22,370,635
   Reinvestment of distributions                                               8,251,462           6,321,707
   Payments for shares redeemed                                              (29,898,764)        (19,842,615)
                                                                           -------------      --------------
                                                                              20,716,215           8,849,727
                                                                           -------------      --------------
Class A
   Proceeds from shares sold                                                   2,419,613           5,073,833
   Reinvestment of distributions                                                 381,810             177,053
   Payments for shares redeemed                                               (3,497,125)         (1,351,151)
                                                                           -------------      --------------
                                                                                (695,702)          3,899,735
                                                                           -------------      --------------
NET INCREASE / (DECREASE) IN NET ASSETS                                      (15,184,517)         19,375,343
NET ASSETS
   Beginning of period                                                       102,661,073          83,285,730
                                                                           -------------      --------------
   End of period                                                           $  87,476,556      $  102,661,073
                                                                           =============      ==============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                            $   1,336,041      $    1,050,130
                                                                           =============      ==============

------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Class I
   Sold                                                                          747,288             332,151
   Reinvestment of distributions                                                 139,855              97,422
   Redeemed                                                                     (527,382)           (296,831)
                                                                           -------------      --------------
      Net increase / (decrease) from fund share transactions                     359,761             132,742
                                                                           =============      ==============
FUND SHARE TRANSACTIONS Class A
   Sold                                                                           44,284              77,555
   Reinvestment of distributions                                                   6,526               2,751
   Redeemed                                                                      (59,702)            (20,087)
                                                                           -------------      --------------
      Net increase / (decrease) from fund share transactions                      (8,892)             60,219
                                                                           =============      ==============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                                           $  48,209,923      $   55,685,468
                                                                           -------------      --------------
                                                                           $  48,209,923      $   55,685,468
                                                                           =============      ==============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                                           $  35,502,439      $   49,963,165
                                                                           -------------      --------------
                                                                           $  35,502,439      $   49,963,165
                                                                           =============      ==============
(1) TAX CHARACTER OF DISTRIBUTIONS PAID
    Ordinary income                                                            4,584,123(2)   $    2,627,688
    Long-term capital gains                                                    4,138,868           3,920,589
                                                                           -------------      --------------
                                                                           $   8,722,991      $    6,548,277
                                                                           =============      ==============
(2) The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871
    (k)(2)(C) is 67.66%
------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            15
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
BOND FUND
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

        Summit Bond Fund (I)  Summit Bond Fund (A)  Lehman Aggregate Bond Index
Apr-00         $10,000               $ 9,579                  $10,000
               $ 9,920               $ 9,500                  $ 9,952
               $ 9,810               $ 9,393                  $ 9,947
Jun-00         $10,052               $ 9,622                  $10,154
               $10,152               $ 9,716                  $10,247
               $10,335               $ 9,889                  $10,395
Sep-00         $10,304               $ 9,858                  $10,460
               $10,284               $ 9,836                  $10,530
               $10,409               $ 9,954                  $10,702
Dec-00         $10,555               $10,091                  $10,900
               $10,755               $10,281                  $11,079
               $10,893               $10,410                  $11,175
 1-Mar         $10,957               $10,469                  $11,231
               $10,914               $10,426                  $11,185
               $10,975               $10,482                  $11,252
 1-Jun         $10,953               $10,459                  $11,295
               $11,191               $10,684                  $11,547
               $11,323               $10,807                  $11,679
 1-Sep         $11,312               $10,795                  $11,815
               $11,543               $11,013                  $12,063
               $11,431               $10,904                  $11,896
 1-Dec         $11,317               $10,793                  $11,821
               $11,385               $10,856                  $11,916
               $11,428               $10,895                  $12,032
 2-Mar         $11,360               $10,828                  $11,832
               $11,554               $11,010                  $12,061
               $11,621               $11,072                  $12,164
 2-Jun         $11,580               $11,030                  $12,269
               $11,610               $11,057                  $12,417
               $11,752               $11,190                  $12,627
 2-Sep         $11,797               $11,230                  $12,831
               $11,647               $11,085                  $12,773
               $11,771               $11,201                  $12,769
 2-Dec         $11,933               $11,353                  $13,033
               $11,929               $11,346                  $13,044
               $12,137               $11,542                  $13,225
 3-Mar         $12,188               $11,588                  $13,214
               $12,396               $11,783                  $13,323
               $12,635               $12,007                  $13,572
 3-Jun         $12,718               $12,084                  $13,545
               $12,409               $11,788                  $13,090
               $12,501               $11,873                  $13,176
 3-Sep         $12,884               $12,234                  $13,525
               $12,839               $12,189                  $13,399
               $12,919               $12,263                  $13,431
 3-Dec         $13,059               $12,393                  $13,568
               $13,209               $12,532                  $13,677
               $13,351               $12,665                  $13,825
 4-Mar         $13,475               $12,780                  $13,929
               $13,144               $12,463                  $13,566
               $13,048               $12,369                  $13,512
 4-Jun         $13,095               $12,412                  $13,588
               $13,230               $12,536                  $13,723
               $13,477               $12,768                  $13,985
 4-Sep         $13,535               $12,821                  $14,023
               $13,643               $12,920                  $14,140
               $13,556               $12,835                  $14,027
 4-Dec         $13,681               $12,951                  $14,157
               $13,719               $12,984                  $14,245
               $13,700               $12,963                  $14,161
 5-Mar         $13,557               $12,825                  $14,089
               $13,648               $12,909                  $14,279
               $13,788               $13,038                  $14,434
 5-Jun         $13,889               $13,131                  $14,512
               $13,859               $13,100                  $14,380
               $14,028               $13,257                  $14,565
 5-Sep         $13,892               $13,126                  $14,415
               $13,804               $13,040                  $14,301
               $13,854               $13,085                  $14,364
 5-Dec         $13,964               $13,185                  $14,500
               $13,992               $13,209                  $14,501
               $14,054               $13,265                  $14,549
 6-Mar         $13,966               $13,179                  $14,407
               $13,983               $13,193                  $14,380
               $13,974               $13,181                  $14,365
 6-Jun         $13,977               $13,181                  $14,396
               $14,190               $13,379                  $14,590
               $14,387               $13,563                  $14,814
 6-Sep         $14,513               $13,678                  $14,944
               $14,612               $13,768                  $15,043
               $14,776               $13,920                  $15,217
 6-Dec         $14,713               $13,858                  $15,129
               $14,799               $13,937                  $15,123
               $15,042               $14,165                  $15,356
 7-Mar         $15,021               $14,139                  $15,356
               $15,108               $14,218                  $15,439
               $15,033               $14,146                  $15,322
 7-Jun         $14,961               $14,075                  $15,277
               $14,933               $14,049                  $15,404
               $14,991               $14,098                  $15,593
 7-Sep         $15,111               $14,207                  $15,711
               $15,117               $14,210                  $15,852
               $15,218               $14,303                  $16,137
 7-Dec         $15,247               $14,326                  $16,183
               $15,454               $14,520                  $16,455
               $15,294               $14,364                  $16,477
 8-Mar         $15,223               $14,294                  $16,534
               $15,166               $14,238                  $16,499
               $14,977               $14,055                  $16,378
 8-Jun         $14,745               $13,836                  $16,365
               $14,540               $13,642                  $16,352
               $14,596               $13,689                  $16,507
 8-Sep         $13,409               $12,574                  $16,285

             Summit Bond Fund Class I - Average Annual Total Return

                      1-Year    5-Year    Since Inception
                     -------    ------    ---------------
                     -11.26%     0.80%         3.51%

             Summit Bond Fund Class A - Average Annual Total Return

                      1-Year    5-Year    Since Inception
                     -------    ------    ---------------
                     -15.26%    -0.32%         2.73%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to February 1, 2007, Class A share performance is based on Class I performance, adjusted to reflect Class A sales charges and expenses.

                                  -------------
                                    Fund Data
                                  -------------

Managers:                                                     Gary R. Rodmaker
                                                              Michael J. Schultz
                                                              D. Scott Keller
Inception Date:                                               April 3, 2000
Total Net Assets:                                             $72.3 Million
Number Of Fixed
Income Holdings:                                              144
Average Duration:                                             4.76 years
Average Maturity:                                             11.05 years
Average Life:                                                 5.82 years
Average Credit Quality:                                       Aa3/AA-
30-day SEC Yield - Class I:                                   6.36%
30-day SEC Yield - Class A:                                   5.83%

                              ---------------------
                                Quality Breakdown
                              ---------------------

                                                                (% of portfolio)
                                                                ----------------
AAA                                                                    50%
AA                                                                      8%
A                                                                      17%
BBB                                                                    13%
BB                                                                      8%
B                                                                       4%

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Mortgage & Asset Backed Securities                                         33.7%
Corporate Bonds                                                            45.5%
U.S. Treasuries                                                            19.7%
Short-Term & Other                                                          1.1%

--------------------------------------------------------------------------------

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   16
-------

                                         Summit Mutual Funds, Inc. - Apex Series
                                                                       BOND FUND
--------------------------------------------------------------------------------

Objective - Seeks a high level of current income, as is consistent with a reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.

Strategy - Under normal circumstances, the Bond Fund (the "Fund") will invest at least 80% of the value of its assets in fixed income securities. Further, the Fund normally will invest at least 75% of the value of its assets in publicly-traded straight debt securities which have a rating within the four highest grades as rated by a national rating agency. Up to 25% of the portfolio may be invested in below investment grade debt securities or convertible debt securities.

MANAGERS' COMMENTS:

For the year ended September 30, 2008 the Summit Bond Fund (the "Fund") Class I shares had a total return of -11.26% compared to a total return of 3.65% for the Lehman Brothers Aggregate Bond Index (the "Index").

The past year was certainly a wild time for the financial markets. Volatility in the markets reflected a series of unnerving developments including further deterioration in the housing market, failures by financial institutions, and the broad economy's deceleration. Credit market turmoil spread during the year, driving stock prices lower and boosting the returns on Treasury securities. Treasury interest rates were lower across the yield spectrum lead by shorter maturities as investors moved aggressively into less risky assets. The two year Treasury yield declined from 3.98% to 1.96% while the 10 year Treasury yield declined from 4.59% to 3.82% over the past twelve months resulting in a more positively sloped yield curve. Credit markets nearly came to a standstill as borrowing costs for even highly rated companies soared to historic highs. Government intervention became the norm as new ways to bail out the financial system were implemented in an attempt to increase liquidity, stabilize the markets and improve economic confidence. The progress of the government rescue plan will eventually affect all sectors of the financial market but it may be months before markets stabilize.

The Treasury sector was the best performing area of the fixed income market over the past year as investors moved to the safety of the Treasury market and shunned riskier asset classes. Agency mortgage-backed securities also provided positive incremental returns to the Fund. The Funds significant exposure to non-agency mortgage securities along with the underweighting of Treasury bonds relative to the Index were the major contributors to the under performance during the period. Other negative sectors included financial, high yield and telecommunication bonds.

Looking forward, the Fund intends to maintain the overweight in corporate bonds but the overall credit quality should continue to improve. New corporate bond exposure will likely be added through the new issue market where credit spread (the interest rate difference between risk-free U.S. Treasury securities and other fixed income securities) concessions are very attractive to investors. Mortgage exposure will be added mainly through agency purchases and the non-agency mortgage sector will be decreased until the housing market shows signs of stabilizing. The combination of aggressive policy actions and time will eventually lead to an economic recovery and a reduction in credit market strains. However, a cautious investment strategy is warranted over the near term.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            17
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
FINANCIAL HIGHLIGHTS                                                   BOND FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                                                    Class I
                                                                ------------------------------------------------
                                                                        Fiscal Year Ended September 30,
                                                                ------------------------------------------------
                                                                  2008      2007      2006      2005     2004
                                                                ------------------------------------------------
Net asset value, beginning of period                            $ 49.29   $ 49.88   $ 50.18   $ 51.40   $ 51.73
                                                                -------   -------   -------   -------   -------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                                  2.57      2.55      2.59      2.47      2.44
   Net realized and unrealized gains / (losses)                   (7.85)    (0.54)    (0.44)    (1.15)     0.06
                                                                -------   -------   -------   -------   -------
Total from Investment Activities                                  (5.28)     2.01      2.15      1.32      2.50
                                                                -------   -------   -------   -------   -------
DISTRIBUTIONS:
   Net investment income                                          (2.55)    (2.60)    (2.45)    (2.54)    (2.83)
                                                                -------   -------   -------   -------   -------
Total Distributions                                               (2.55)    (2.60)    (2.45)    (2.54)    (2.83)
                                                                -------   -------   -------   -------   -------

Net asset value, end of period                                  $ 41.46   $ 49.29   $ 49.88   $ 50.18   $ 51.40
                                                                =======   =======   =======   =======   =======
Total return                                                     -11.26%     4.12%     4.46%     2.64%     5.05%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net                      0.77%     0.76%     0.71%     0.74%     0.72%
Ratio of net investment income / (loss) to average net assets      5.30%     5.08%     5.17%     4.82%     4.82%
Portfolio turnover rate (1)                                      124.56%    87.91%    62.28%    46.97%    79.28%
Net assets, end of period (000's)                               $71,806   $92,451   $94,666   $97,119   $92,148

                                                                              Class A
                                                                -----------------------------------
                                                                                    Period from
                                                                    Fiscal      February 1, 2007(2)
                                                                  Year Ended             to
                                                                September 30,      September 30,
                                                                -----------------------------------
                                                                     2008               2007
                                                                -----------------------------------
Net asset value, beginning of period                               $ 49.46           $49.75
                                                                   -------           ------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                                     2.44             1.33
   Net realized and unrealized gains / (losses)                      (7.86)           (0.38)
                                                                   -------           ------
Total from Investment Activities                                     (5.42)            0.95
                                                                   -------           ------
DISTRIBUTIONS:
   Net investment income                                             (2.44)           (1.24)
                                                                   -------           ------
Total Distributions                                                  (2.44)           (1.24)
                                                                   -------           ------

Net asset value, end of period                                     $ 41.60           $49.46
                                                                   =======           ======
Total return (3)                                                    -11.50%            1.92%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets                               1.02%            1.03%(4)
Ratio of net investment income / (loss) to average net assets         5.05%            4.84%(4)
Portfolio turnover rate (1)                                         124.56%           87.91%
Net assets, end of period (000's)                                  $   497           $   77

(1) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(2)   Commencement of operations.

(3)   Total return calculations do not include any sales charges.

(4)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   18
-------

                                         Summit Mutual Funds, Inc. - Apex Series
BOND FUND                                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

September 30, 2008

                                                           SHARES         VALUE
                                                     --------------------------
COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
   Avado Brands, Inc. (a) (g) (i)                           4,803  $         48
   Intermet Corp. (a) (g) (i)                               4,772            48
                                                                   ------------
                                                                             96
                                                                   ------------
      TOTAL COMMON STOCKS
        (Cost $184,387)                                                      96
                                                                   ------------

PREFERRED STOCKS - 0.0%
Consumer Discretionary - 0.0%
   ION Media Networks, Inc. 12.0%
      Payment-in-Kind Dividend (a) (b) (g) (i)                  2         1,738
                                                                   ------------
      TOTAL PREFERRED STOCKS
         (Cost $17,041)                                                   1,738
                                                                   ------------

                                                        PRINCIPAL
                                                           AMOUNT         VALUE
                                                     --------------------------
ASSET BACKED SECURITIES - 5.0%
   America West Airlines, Inc. - AMBAC Insured
      7.100%, 04/02/2021 (e)                         $    575,694  $    472,069
   Bank of America Credit Card Trust
      Series 2007-8A, 5.590%, 11/17/2014                  105,000       104,262
   Bank of America Commercial Mortgage, Inc.
      Series 2008-1, 6.309%, 08/10/2014                 1,570,000     1,440,698
   Centex Home Equity
      Series 2001-B, 7.860%, 07/25/2032                   120,536        30,945
   Credit Suisse First Boston Mortgage Securities
      Corp.
      Series 2002-CP3, 5.603%, 07/15/2035               1,500,000     1,453,444
   First Franklin Mortgage Loan Asset Backed
      Certificates
      Series 2003-FF2, 7.795%, 07/25/2033                  97,983        12,860
   JET Equipment Trust
      Series 1995-B, 7.630%, 02/15/2015 (a) (b)
         (g) (h) (i)                                      109,297           603
   Residential Asset Mortgage Products, Inc.
      Series 2003-RZ3, 4.120%, 06/25/2033                 167,484       111,029
                                                                   ------------
      TOTAL ASSET BACKED SECURITIES
         (Cost $4,268,705)                                            3,625,910
                                                                   ------------

CORPORATE BONDS - 45.5%
Consumer Discretionary - 2.6%
   CSC Holdings, Inc.
      7.625%, 04/01/2011                                  375,000       360,000
   Echostar DBS Corporation
      6.625%, 10/01/2014 (e)                              188,000       150,870
   Idearc, Inc.
      8.000%, 11/15/2016                                  150,000        40,875
   ION Media Networks, Inc.
      11.000%, 07/31/2013 (e) (g)                         325,940        68,447
   MDC Holdings, Inc.
      5.500%, 05/15/2013                                  350,000       315,737
   R.H. Donnelley Corp.
      6.875%, 01/15/2013 (e)                              375,000       146,250
   TCI Communications, Inc.
      8.750%, 08/01/2015                                  770,000       817,752
                                                                   ------------
                                                                      1,899,931
                                                                   ------------

                                                        PRINCIPAL
                                                           AMOUNT         VALUE
                                                     --------------------------
Consumer Staples - 1.7%
   Constellation Brands, Inc.
      7.250%, 09/01/2016                             $    375,000  $    345,000
   Del Monte Corp.
      6.750%, 02/15/2015                                  188,000       169,200
   Tesco Plc
      5.500%, 11/15/2017 (b)                              770,000       689,466
                                                                   ------------
                                                                      1,203,666
                                                                   ------------

Energy - 7.0%
   Chesapeake Energy Corp.
      6.625%, 01/15/2016 (e)                              375,000       336,562
   Complete Production Services
      8.000%, 12/15/2016                                  375,000       356,250
   Encore Acquisition Co.
      7.250%, 12/01/2017                                  125,000       102,500
   Energy Future Holdings Corp.
      10.875%, 11/01/2017 (b)                             375,000       338,438
   Newfield Exploration Co.
      6.625%, 09/01/2014                                  375,000       337,500
   Nexen, Inc.
      5.875%, 03/10/2035                                  100,000        74,874
   Peabody Energy Corp.
      7.375%, 11/01/2016                                  375,000       360,000
   Petro-CDA
      6.050%, 05/15/2018                                  500,000       436,456
   Petrohawk Energy Corp.
      7.875%, 06/01/2015 (b) (e)                          187,000       162,690
   Petroplus Finance Ltd.
      7.000%, 05/01/2017 (b) (e)                          300,000       249,000
   Pioneer Natural Resources Co.
      6.650%, 03/15/2017 (e)                              375,000       334,270
   Plains All American Pipeline LP
      4.750%, 08/15/2009 (e)                              750,000       740,597
   Pride International Inc.
      7.375%, 07/15/2014                                  300,000       286,500
   Range Resources Corp.
      7.375%, 07/15/2013 (e)                               90,000        86,850
      7.500%, 05/15/2016 (e)                              125,000       119,375
   Suncor Energy, Inc.
      6.100%, 06/01/2018 (e)                              770,000       702,914
                                                                   ------------
                                                                      5,024,776
                                                                   ------------
Financials - 15.1%
   AXA SA
      4.324%, 02/06/2049 (c) (g)                        1,050,000       420,000
   Bank of America Corp.
      5.750%, 12/01/2017                                  500,000       423,994
   Bank of New York Mellon
      4.950%, 11/01/2012                                  575,000       546,719
   Conocophillips Australia Funding Co.
      5.500%, 04/15/2013                                  770,000       776,734
   Credit Suisse New York
      5.000%, 05/15/2013                                  400,000       370,676
   Deutsche Bank AG
      4.875%, 05/20/2013                                  500,000       477,588
   Harley Davidson Funding Corp.
      6.800%, 06/15/2018 (b)                              700,000       655,441
   Health Care REIT, Inc.
      8.000%, 09/12/2012 (e)                              750,000       748,045

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            19
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
SCHEDULE OF INVESTMENTS                                                BOND FUND
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                           AMOUNT         VALUE
                                                     --------------------------
Financials - 15.1% (Continued)
   JP Morgan Chase & Co.
      4.750%, 05/01/2013                             $    770,000  $    716,591
   Lincoln National Corp.
      6.050%, 04/20/2067 (e)                              760,000       501,600
   Merrill Lynch & Co, Inc.
      6.050%, 08/15/2012                                  250,000       234,408
      6.875%, 11/15/2018                                  500,000       430,327
   Northern Trust Corp.
      5.500%, 08/15/2013 (e)                              300,000       300,215
   Prime Property Funding, Inc.
      5.500%, 01/15/2014 (b)                              500,000       470,050
   SLM Student Loan Trust
      3.514%, 10/25/2017                                1,350,000     1,316,250
   Vale Overseas Ltd
      6.250%, 01/23/2017                                  750,000       700,830
   Ventas Realty LP
      7.125%, 06/01/2015 (e)                              113,000       112,153
   Wells Fargo & Co.
      4.375%, 01/31/2013                                  770,000       707,801
   WMC Finance USA Ltd
      5.125%, 05/15/2013                                  750,000       740,843
   Xstrata Finance Canada Ltd.
      5.800%, 11/15/2016 (b)                              350,000       315,359
                                                                   ------------
                                                                     10,965,624
                                                                   ------------
Health Care - 3.2%
   Abbott Laboratories
      5.600%, 11/30/2017                                  770,000       746,363
   Bristol Myers Squibb Co.
      5.450%, 05/01/2018 (e)                              500,000       472,157
   Community Health Systems, Inc.
      8.875%, 07/15/2015                                  187,000       177,650
   DaVita, Inc.
      7.250%, 03/15/2015                                   94,000        89,300
   HCA, Inc.
      9.250%, 11/15/2016                                  375,000       364,687
   Unitedhealth Group, Inc.
      6.000%, 11/15/2017                                  500,000       457,536
                                                                   ------------
                                                                      2,307,693
                                                                   ------------
Industrials - 3.7%
   American Railcar Industries, Inc.
      7.500%, 03/01/2014                                   75,000        66,375
   Aramark Corp.
      8.500%, 02/01/2015 (e)                              300,000       282,000
   DRS Technologies, Inc.
      7.625%, 02/01/2018 (e)                               93,000        97,185
   Hertz Corp.
      8.875%, 01/01/2014                                  200,000       172,500
   Honeywell International, Inc.
      5.300%, 03/01/2018 (e)                              770,000       724,762
   Ingersoll-Rand Global Holding Co.
      6.875%, 08/15/2018                                  500,000       492,751
   Joy Global, Inc.
      6.000%, 11/15/2016                                  750,000       674,854
   Kansas City Southern De Mexico
      7.375%, 06/01/2014                                  150,000       143,250
                                                                   ------------
                                                                      2,653,677
                                                                   ------------

                                                        PRINCIPAL
                                                           AMOUNT         VALUE
                                                     --------------------------
Information Technology - 3.0%
   Cisco Systems, Inc.
      5.500%, 02/22/2016                             $    770,000  $    739,911
   Hewlett Packard Co.
      5.500%, 03/01/2018 (e)                              500,000       469,192
   Iron Mountain, Inc.
      7.750%, 01/15/2015 (e)                              225,000       222,750
   Oracle Corp.
      5.750%, 04/15/2018                                  770,000       714,949
                                                                   ------------
                                                                      2,146,802
                                                                   ------------

Materials - 1.2%
   Chemtura Corp.
      6.875%, 06/01/2016                                  130,000       104,000
   Freeport-McMoRan Copper & Gold, Inc.
      8.375%, 04/01/2017                                  300,000       295,500
   Smurfit-Stone Container Corporation
      8.000%, 03/15/2017 (e)                              200,000       156,000
   Warnaco, Inc.
      8.875%, 06/15/2013                                  300,000       303,000
                                                                   ------------
                                                                        858,500
                                                                   ------------

Telecommunication Services - 4.9%
   America Movil SAB De CV
      5.625%, 11/15/2017                                  770,000       721,371
   AT&T, Inc.
      5.500%, 02/01/2018                                  770,000       685,700
   Citizens Communications Co.
      6.250%, 01/15/2013 (e)                              187,000       175,079
   Directv Holdings, LLC
      6.375%, 06/15/2015 (e)                              188,000       165,440
      7.625%, 05/15/2016 (b)                              188,000       170,140
   Intelsat Bermuda Ltd.
      11.250%, 06/15/2016 (e)                             300,000       291,750
   iPCS, Inc.
      7.481%, 05/01/2013 (c)                              475,000       387,125
   Qwest Communications International, Inc.
      7.500%, 02/15/2014 (c)                              375,000       324,375
   Rogers Communications, Inc.
      6.800%, 08/15/2018                                  500,000       473,015
   Windstream Corp.
      8.625%, 08/01/2016 (e)                              150,000       138,375
                                                                   ------------
                                                                      3,532,370
                                                                   ------------

Utilities - 3.1%
   Edison Mission Energy
      7.500%, 06/15/2013                                  375,000       360,000
   Exelon Corp.
      6.750%, 05/01/2011                                  770,000       775,790
   FPL Group Cap, Inc.
      5.350%, 06/15/2013                                  400,000       400,524
   Kern River Funding Corp.
      6.676%, 07/31/2016 (b)                              100,441       106,026
   NRG Energy, Inc.
      7.250%, 02/01/2014                                  162,000       150,255
   NSTAR Electric Co.
      5.625%, 11/15/2017 (e)                              500,000       481,008
                                                                   ------------
                                                                      2,273,603
                                                                   ------------
      TOTAL CORPORATE BONDS
         (Cost $36,420,664)                                          32,866,642
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   20
-------

                                         Summit Mutual Funds, Inc. - Apex Series
BOND FUND                                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                           AMOUNT         VALUE
                                                     --------------------------
MORTGAGE BACKED SECURITIES - 28.7%
   Banc of America Commercial Mortgage, Inc.
      Series 2005-4, 4.891%, 07/10/2045              $  1,125,000  $  1,066,038
   Banc of America Mortgage Securities
      Series 2003-10, 5.000%, 01/25/2019                  288,186       284,977
      Series 2003-10, 5.000%, 01/25/2019 (b)               73,677        45,353
      Series 2004-3, 4.875%, 04/25/2019                   151,138       104,122
      Series 2004-7, 4.797%, 08/25/2019                   326,891       260,799
      Series 2003-5, 7.500%, 02/25/2031                   385,017       380,848
      Series 2003-8, 5.500%, 11/25/2033                    92,771        92,899
      Series 2004-4, 5.428%, 05/25/2034                   989,326       542,822
      Series 2004-6, 5.500%, 07/25/2034                   596,647       576,284
   Bear Stearns Commercial Mortgage Security
      Series A-3, 5.395%, 12/11/2040                    1,200,000     1,154,387
   Cendant Mortgage Corporation
      Series 2002-11P, 5.499%, 12/25/2032 (b)              72,162        55,592
   Fannie Mae Pool
      Pool #254190, 5.500%, 02/01/2009                    283,974       288,088
      Pool #254273, 5.000%, 03/01/2009                    219,136       220,792
      Pool #254340, 5.500%, 05/01/2012                    171,295       173,358
      Pool #545015, 6.000%, 06/01/2016                    288,000       294,798
      Pool #481582, 6.500%, 02/01/2029                    126,607       131,133
   Freddie Mac
      Series 2931, 5.000%, 11/15/2028                   1,700,702     1,716,859
   Freddie Mac (Gold) Pool
      Pool #M8-0866, 5.000%, 11/01/2010                   557,420       567,263
      Pool #E9-1818, 5.000%, 10/01/2017                 2,024,561     2,030,218
      Pool #E9-6460, 5.000%, 05/01/2018                   282,154       282,590
      Pool #E9-9160, 4.500%, 09/01/2018                 1,910,556     1,880,072
      Pool #C7-6658, 5.000%, 02/01/2033                   290,603       283,985
      Pool #G0-1740, 5.500%, 12/01/2034                 3,372,396     3,361,378
   Ginnie Mae
      Pool #446760X, 6.500%, 10/15/2028                   158,966       163,828
   GMAC Mortgage Corp Loan Trust
      Series 2003-J3, 5.000%, 05/25/2018 (b)              209,863       156,382
      Series 2004-J1, 5.250%, 04/25/2034                  230,716       229,404
   LB-UBS Commercial Mortgage Trust
      Series 2004-C8, 4.799%, 12/15/2029                1,000,000       908,739
   MASTR Alternative Loans Trust
      Series B-3, 6.078%, 03/25/2033                      650,450       348,297
   MASTR Asset Securitization Trust
      Series 2003-9, 5.500%, 10/25/2033                   137,114       135,928
   Morgan Stanley Capital I
      Series 2007-IQ14, 5.692%, 04/15/2049              1,000,000       849,446
   Morgan Stanley Mortgage Loan Trust
      Series 2004-1, 5.170%, 11/25/2033                   447,265       287,616
   Residential Accredit Loans, Inc.
      Series 2002-QS16-M2, 5.750%, 10/25/2017             215,201       162,710
      Series 2002-QS16-M3, 5.750%, 10/25/2017             215,201       135,260
      Series 2002-QS18-M1, 5.500%, 12/25/2017              67,706        44,347
   Residential Funding Mortgage Securities I
      Series 2004-S3, 4.750%, 03/25/2019                  261,115       172,197
   Salomon Brothers Mortgage Securities VII
      Series 2003-HYB1, 4.138%, 09/25/2033                315,432       272,998

                                                        PRINCIPAL
                                                           AMOUNT         VALUE
                                                     --------------------------
MORTGAGE BACKED SECURITIES - 28.7% (Continued)
   Washington Mutual Mortgage Pass-Through
      Certificates
      Series 2002-MS11, 5.250%, 12/25/2017           $    900,599  $    882,922
      Series 2005-AR7, 4.917%, 08/25/2035                 224,174       212,205
                                                                   ------------
      TOTAL MORTGAGE BACKED SECURITIES
         (Cost $22,253,674)                                          20,756,934
                                                                   ------------

U.S. TREASURY OBLIGATIONS - 19.7%
U.S. Treasury Bonds - 0.9%
      4.500%, 02/15/2036 (e)                              650,000       667,164
                                                                   ------------

U.S. Treasury Notes - 18.8%
      4.500%, 11/15/2010 (e)                              460,000       484,330
      5.125%, 06/30/2011 (e)                            1,575,000     1,699,400
      5.000%, 08/15/2011 (e)                            1,000,000     1,079,531
      3.375%, 11/30/2012 (e)                            1,520,000     1,556,574
      4.250%, 11/15/2014 (e)                              375,000       399,111
      4.125%, 08/31/2012 (e)                              775,000       816,838
      3.500%, 05/31/2013 (e)                              795,000       814,502
      3.375%, 06/30/2013 (e)                            1,890,000     1,927,947
      3.125%, 09/30/2013                                3,110,000     3,131,381
      4.000%, 02/15/2015 (e)                              730,000       766,614
      3.500%, 02/15/2018 (e)                              110,000       107,869
      4.000%, 08/15/2018 (e)                              770,000       780,949
                                                                   ------------
                                                                     13,565,046
                                                                   ------------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $14,015,052)                                          14,232,210
                                                                   ------------
Total Investments
   (Cost $77,159,523) (d) - 98.9%                                    71,483,530
Northern Institutional Liquid Assets Portfolio
   (f) - 24.5%                                                       17,722,459
Liabilities in Excess of Other Assets - (23.4)%                     (16,903,510)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 72,302,479
                                                                   ============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.

(c)   Variable rate security.

(d) For federal income tax purposes, cost is $77,165,800 and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $399,205 and ($6,081,475), respectively, with a net appreciation / (depreciation) of ($5,682,270).

(e)   All or a portion of the security is out on loan.

(f) This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $17,288,143, $17,722,459, and $0, respectively.

(g) Security is considered illiquid. The aggregate value of such securities is $490,884 or 0.7% of total net assets.

(h)   Security in default.

(i)   Valued in good faith under procedures adopted by the Board of Directors.

--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            21
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
FINANCIAL STATEMENTS                                                   BOND FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008

ASSETS
   Investments in securities, at value                             $ 71,483,530
   Collateral for securities loaned, at fair value                   17,722,459
   Receivables:
      Shares sold                                                         3,249
      Securities sold                                                 4,038,022
      Interest and dividends                                            944,096
   Prepaid expenses and other                                            10,424
                                                                   ------------
                                                                     94,201,780
                                                                   ------------

LIABILITIES
   Payables:
   Payable upon return of securities loaned                          17,722,459
   Investments payable                                                3,162,894
   Shares redeemed                                                      573,734
   Bank overdraft                                                       358,326
   Advisory fees                                                         30,410
   Professional fees                                                     24,042
   Fund accounting fees                                                   7,705
   Administration fees                                                    6,470
   Custodian fees                                                         2,820
   12b-1 fees                                                             1,002
   Director's fees                                                           75
   Other accrued expenses                                                 9,364
                                                                   ------------
                                                                     21,899,301
                                                                   ------------

NET ASSETS*
   Paid-in capital                                                   88,711,706
   Accumulated undistributed net invesment income / (loss)              544,779
   Accumulated net realized gain / (loss) on investments            (11,278,013)
   Net unrealized appreciation / (depreciation) on investments       (5,675,993)
                                                                   ------------
                                                                   $ 72,302,479
                                                                   ============
Investments at cost                                                $ 77,159,523
Shares authorized - Class I ($.10 par value)                         20,000,000
Shares authorized - Class A ($.10 par value)                         20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                    Shares            NAV per
Share Class              Net Assets              Outstanding           Share
Class I                 $71,805,886                1,731,759       $      41.46
Class A                 $   496,593                   11,936       $      41.60
Class A maximum offering price per share (net asset value plus
   sales charge of 4.25% of offering price)                        $      43.45

--------------------------------------------------------------------------------
* FEDERAL TAX DATA AS OF SEPTEMBER 30, 2008

   Percentage of ordinary distributions designated as qualified
      dividend income                                                      0.21%
   Dividends received deduction for corporate shareholders                 0.20%
   Undistributed ordinary income                                   $    544,779
   Post October Capital Loss Carryforward                          $ 10,553,804

                Capital Loss Carryforward Expiring September 30:
--------------------------------------------------------------------------------
            2011                         2014                         2015
         ----------                   ----------                   ----------
         ($239,884)                   ($141,901)                   ($336,178)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
For the year ended September 30, 2008

INVESTMENT INCOME
   Interest                                                        $  5,257,591
   Dividends                                                             34,563
   Other income                                                          60,281
                                                                   ------------
                                                                      5,352,435
                                                                   ------------
EXPENSES
   Advisory fees                                                        414,954
   Administration fees                                                   88,288
   Fund accounting fees                                                  42,125
   Transfer agent fees                                                   39,110
   Professional fees                                                     29,403
   Registration fees                                                     23,695
   Directors' fees                                                       12,907
   Custodian fees                                                        11,097
   Shareholder reporting fees                                             5,598
   12b-1 fees - Class A                                                   1,014
   Other expenses                                                        10,008
                                                                   ------------
                                                                        678,199
                                                                   ------------
NET INVESTMENT INCOME / (LOSS)                                        4,674,236
                                                                   ------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments                        (10,461,181)
   Net change in unrealized appreciation / (depreciation)
      on investments                                                 (3,699,652)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                           (14,160,833)
                                                                   ------------

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS            $ (9,486,597)
                                                                   ============

-------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

                        Percent of Current
                         Net Asset Value
-----------------------------------------------------------------
             Advisory   Administration
                Fee          Fee
-----------------------------------------------------------------
               0.47%        0.10%
-------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   22
-------

                                         Summit Mutual Funds, Inc. - Apex Series
BOND FUND                                                   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Fiscal Year Ended September 30,

                                                                                 2008            2007
                                                                            -----------------------------
OPERATIONS
    Net investment income / (loss)                                          $   4,674,236   $   4,785,873
    Net realized gain / (loss) on investments                                 (10,461,181)        (14,366)
    Net change in unrealized appreciation / (depreciation) on investments      (3,699,652)     (1,022,044)
                                                                            -------------   -------------
                                                                               (9,486,597)      3,749,463
                                                                            -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS(1)
Class I
    Net investment income                                                      (4,681,995)     (4,890,397)
Class A(2)
    Net investment income                                                         (19,522)         (1,521)
                                                                            -------------   -------------
                                                                               (4,701,517)     (4,891,918)
                                                                            -------------   -------------
FUND SHARE TRANSACTIONS
Class I
    Proceeds from shares sold                                                   9,453,279      13,135,327
    Reinvestment of distributions                                               4,679,050       4,889,397
    Payments for shares redeemed                                              (20,689,750)    (19,098,684)
                                                                            -------------   -------------
                                                                               (6,557,421)     (1,073,960)
                                                                            -------------   -------------
Class A(2)
    Proceeds from shares sold                                                     779,423          77,052
    Reinvestment of distributions                                                  14,937             570
    Payments for shares redeemed                                                 (273,928)             (1)
                                                                            -------------   -------------
                                                                                  520,432          77,621
                                                                            -------------   -------------
NET INCREASE / (DECREASE) IN NET ASSETS                                       (20,225,103)     (2,138,794)
NET ASSETS
    Beginning of period                                                        92,527,582      94,666,376
                                                                            -------------   -------------
    End of period                                                           $  72,302,479   $  92,527,582
                                                                            =============   =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                             $     544,779   $     567,176
                                                                            =============   =============

----------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS Class I
    Sold                                                                          193,834         263,016
    Reinvestment of distributions                                                  98,484          98,743
    Redeemed                                                                     (436,369)       (383,665)
                                                                            -------------   -------------
      Net increase / (decrease) from fund share transactions                     (144,051)        (21,906)
                                                                            =============   =============
FUND SHARE TRANSACTIONS Class A(1)
    Sold                                                                           16,069           1,547
    Reinvestment of distributions                                                     320              12
    Redeemed                                                                       (6,012)             --
                                                                            -------------   -------------
      Net increase / (decrease) from fund share transactions                       10,377           1,559
                                                                            =============   =============
TOTAL COST OF PURCHASES OF:
    Preferred and Common Stocks                                             $      17,041   $      87,400
    U.S. Government Securities                                                 38,723,091      33,334,821
    Corporate Bonds                                                            68,383,161      49,120,669
                                                                            -------------   -------------
                                                                            $ 107,123,293   $  82,542,890
                                                                            =============   =============
TOTAL PROCEEDS FROM SALES OF:
    Preferred and Common Stocks                                             $          --   $     848,475
    U.S. Government Securities                                                 41,286,425      26,975,812
    Corporate Bonds                                                            71,896,028      53,363,214
                                                                            -------------   -------------
                                                                            $ 113,182,453   $  81,187,501
                                                                            =============   =============
(1) TAX CHARACTER OF DISTRIBUTIONS PAID
    Ordinary income                                                         $   4,701,517   $   4,891,918
                                                                            -------------   -------------
                                                                            $   4,701,517   $   4,891,918
                                                                            =============   =============
(2) Class A shares have been offered since February 1, 2007.
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            23
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Summit Short-term     Summit Short-term    Citigroup Treasury Index,
          Government Fund (I)   Government Fund (A)        1-5 year sector
Apr-00          $10,000               $ 9,699                  $10,000
                $10,020               $ 9,717                  $ 9,997
                $10,040               $ 9,735                  $10,038
Jun-00          $10,161               $ 9,849                  $10,163
                $10,261               $ 9,945                  $10,227
                $10,352               $10,031                  $10,316
Sep-00          $10,414               $10,088                  $10,398
                $10,465               $10,136                  $10,458
                $10,578               $10,243                  $10,576
Dec-00          $10,732               $10,390                  $10,726
                $10,857               $10,509                  $10,860
                $10,931               $10,578                  $10,945
 1-Mar          $11,005               $10,647                  $11,038
                $11,005               $10,645                  $11,037
                $11,047               $10,684                  $11,092
 1-Jun          $11,069               $10,703                  $11,128
                $11,207               $10,834                  $11,289
                $11,283               $10,905                  $11,372
 1-Sep          $11,466               $11,080                  $11,587
                $11,596               $11,203                  $11,721
                $11,498               $11,106                  $11,648
 1-Dec          $11,465               $11,072                  $11,626
                $11,498               $11,102                  $11,657
                $11,587               $11,186                  $11,733
 2-Mar          $11,476               $11,076                  $11,602
                $11,614               $11,207                  $11,768
                $11,679               $11,268                  $11,837
 2-Jun          $11,761               $11,344                  $11,958
                $11,900               $11,476                  $12,155
                $12,013               $11,582                  $12,232
 2-Sep          $12,122               $11,685                  $12,397
                $12,124               $11,684                  $12,408
                $12,076               $11,636                  $12,329
 2-Dec          $12,201               $11,754                  $12,500
                $12,187               $11,738                  $12,479
                $12,263               $11,809                  $12,570
 3-Mar          $12,259               $11,802                  $12,585
                $12,279               $11,820                  $12,612
                $12,335               $11,871                  $12,726
 3-Jun          $12,333               $11,866                  $12,727
                $12,214               $11,749                  $12,571
                $12,221               $11,753                  $12,576
 3-Sep          $12,341               $11,866                  $12,760
                $12,284               $11,809                  $12,676
                $12,287               $11,809                  $12,668
 3-Dec          $12,339               $11,857                  $12,757
                $12,367               $11,881                  $12,797
                $12,424               $11,934                  $12,888
 4-Mar          $12,464               $11,970                  $12,955
                $12,326               $11,835                  $12,744
                $12,298               $11,805                  $12,721
 4-Jun          $12,307               $11,812                  $12,733
                $12,353               $11,853                  $12,795
                $12,451               $11,944                  $12,933
 4-Sep          $12,444               $11,935                  $12,927
                $12,480               $11,967                  $12,983
                $12,441               $11,928                  $12,883
 4-Dec          $12,463               $11,946                  $12,926
                $12,468               $11,948                  $12,919
                $12,446               $11,925                  $12,860
 5-Mar          $12,441               $11,918                  $12,844
                $12,504               $11,976                  $12,953
                $12,548               $12,015                  $13,020
 5-Jun          $12,570               $12,034                  $13,052
                $12,553               $12,015                  $12,974
                $12,610               $12,067                  $13,088
 5-Sep          $12,597               $12,053                  $13,020
                $12,588               $12,041                  $12,994
                $12,640               $12,088                  $13,044
 5-Dec          $12,687               $12,131                  $13,101
                $12,709               $12,149                  $13,110
                $12,732               $12,169                  $13,110
 6-Mar          $12,757               $12,190                  $13,108
                $12,797               $12,226                  $13,141
                $12,827               $12,252                  $13,154
 6-Jun          $12,858               $12,279                  $13,175
                $12,934               $12,348                  $13,289
                $12,997               $12,407                  $13,402
 6-Sep          $13,048               $12,453                  $13,482
                $13,094               $12,494                  $13,537
                $13,161               $12,555                  $13,617
 6-Dec          $13,183               $12,573                  $13,598
                $13,216               $12,603                  $13,614
                $13,304               $12,683                  $13,753
 7-Mar          $13,358               $12,735                  $13,798
                $13,408               $12,780                  $13,854
                $13,410               $12,779                  $13,809
 7-Jun          $13,452               $12,816                  $13,859
                $13,542               $12,899                  $14,011
                $13,620               $12,972                  $14,181
 7-Sep          $13,708               $13,052                  $14,281
                $13,762               $13,100                  $14,350
                $13,913               $13,243                  $14,661
 7-Dec          $13,963               $13,288                  $14,696
                $14,098               $13,413                  $15,014
                $14,179               $13,490                  $15,193
 8-Mar          $14,180               $13,485                  $15,249
                $14,145               $13,449                  $15,054
                $14,120               $13,426                  $14,956
 8-Jun          $14,159               $13,457                  $15,016
                $14,195               $13,490                  $15,093
                $14,226               $13,518                  $15,191
 8-Sep          $14,286               $13,570                  $15,328

     Summit Short-term Government Fund Class I - Average Annual Total Return

                    1-Year      5-Year      Since Inception
                    ------      ------      ---------------
                     4.22%       2.97%           4.29%

     Summit Short-term Government Fund Class A - Average Annual Total Return

                    1-Year      5-Year      Since Inception
                    ------      ------      ---------------
                     0.84%       2.09%           3.66%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to February 1, 2007, Class A share performance is based on Class I performance, adjusted to reflect Class A sales charges and expenses. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

                             ----------------------
                                    Fund Data
                             ----------------------

Manager:                                                     Michael J. Schultz
Inception Date:                                              April 3,2000
Total Net Assets:                                            $35.0 Million
Number Of Fixed Income Holdings:                             30
Average Duration:                                            1.58 years
Average Life:                                                2.16 years
Average Credit Quality:                                      GOV/GOV
30-day SEC Yield - Class I:                                  2.84%
30-day SEC Yield - Class A:                                  2.52%

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Mortgage Backed Securities                                                 49.0%
Short-Term and Other                                                        5.7%
U.S. Treasuries                                                            45.3%

--------------------------------------------------------------------------------

-------
   24
-------

                                         Summit Mutual Funds, Inc. - Apex Series
                                                      SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

Objective - Seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government or its agencies or instrumentalities.

Strategy - Under normal market conditions, the Short-term Government Fund (the "Fund") will invest 100% of the value of its assets in bonds issued by the U.S. government or its agencies or instrumentalities.

Manager's Comments:

The Summit Short-Term Government Fund (the "Fund") Class I had a total return of 4.22% (after waivers and reimbursements) for the year ended September 30, 2008 compared to a total return of 7.33% for the Citicorp 1-5 Year Treasury Index (the "Index").

The past year has been one of the most tumultuous periods in investment history. Both the equity and credit markets unraveled as the turmoil in the housing market spread to all sectors of the economy. The housing market remains in distress as prices continue to decline. Since peaking in July 2006, the Case-Shiller Home Price Index has fallen 19.5% though September 2008, and it is likely that the bottom has not yet been reached. The credit markets nearly came to a standstill during third quarter of 2008 as investors fled anything that seemed the slightest bit risky and rushed into the Treasury market. This flight to quality resulted in much lower Treasury interest rates led by shorter maturities. Borrowing costs for companies soared as even investment grade bonds looked risky, and investors demanded increasingly higher interest to take on any level of risk. Trading in most sectors of the fixed income market declined dramatically as liquidity disappeared due to the turmoil in the financial markets with banks unwilling to even lend to each other. Most economists now believe that the economy is heading for (if not already in) a recession resulting from the credit contraction and broadening asset deflation with the duration and intensity being the remaining questions subject to debate.

The Fund's under performance to the Index was primarily a result of maintaining a shorter duration and unfavorable asset allocation relative to the Index. During the period, the Fund's exposure to the 3-5 year Treasury sector provided the largest incremental return. The 1-3 year Treasury sector also provided incremental returns to the Fund. Unfortunately, the Fund was underexposed to the Treasury sector and did not fully participate in the massive rally in the 1-5 year Treasury sector over the last year. Spread widening in both the agency and mortgage sectors resulted in under performance relative to comparable maturity Treasury bonds. Floating rate mortgage securities were the worst performing sector as spreads widened and the coupon interest rates reset lower due to declining short term interest rates resulting in negative price appreciation.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            25
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
FINANCIAL HIGHLIGHTS                                  SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                                                          Class I
                                                                -----------------------------------------------------------
                                                                              Fiscal Year Ended September 30,
                                                                -----------------------------------------------------------
                                                                  2008          2007        2006        2005        2004
                                                                -----------------------------------------------------------
Net asset value, beginning of period                            $  51.50      $  51.10    $  51.05    $  51.84    $  52.56
                                                                --------      --------    --------    --------    --------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                                   1.87(1)       2.09        1.84        1.41        1.30
   Net realized and unrealized gains / (losses)                     0.27          0.44       (0.05)      (0.78)      (0.87)
                                                                --------      --------    --------    --------    --------
Total from Investment Activities                                    2.14          2.53        1.79        0.63        0.43
                                                                --------      --------    --------    --------    --------
DISTRIBUTIONS:
   Net investment income                                           (1.92)        (2.13)      (1.74)      (1.42)      (1.15)
   Net realized gains                                                 --            --          --          --          --
                                                                --------      --------    --------    --------    --------
Total Distributions                                                (1.92)        (2.13)      (1.74)      (1.42)      (1.15)
                                                                --------      --------    --------    --------    --------
Net asset value, end of period                                  $  51.72      $  51.50    $  51.10    $  51.05    $  51.84
                                                                ========      ========    ========    ========    ========
Total return                                                        4.22%         5.06%       3.58%       1.24%       0.83%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)                    0.73%         0.73%       0.73%       0.73%       0.73%
Ratio of expenses to average net assets - gross                     0.93%         0.96%       0.84%       0.88%       0.85%
Ratio of net investment income / (loss) to average net assets       3.61%         4.11%       3.55%       2.59%       2.16%
Portfolio turnover rate(3)                                         38.48%        32.26%      41.95%      15.98%      32.31%
Net assets, end of period (000's)                               $ 34,737      $ 27,270    $ 28,013    $ 28,368    $ 28,981

                                                                              Class A
                                                                -----------------------------------
                                                                                    Period from
                                                                    Fiscal      February 1, 2007(4)
                                                                  Year Ended             to
                                                                September 30,      September 30,
                                                                -----------------------------------
                                                                    2008              2007
                                                                -----------------------------------
Net asset value, beginning of period                              $ 51.65           $ 50.99
                                                                  -------           -------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                                    1.74(1)           1.37
   Net realized and unrealized gains / (losses)                      0.28              0.43
                                                                  -------           -------
Total from Investment Activities                                     2.02              1.80
                                                                  -------           -------
DISTRIBUTIONS:
   Net investment income                                            (1.80)            (1.14)
   Net realized gains                                                  --                --
                                                                  -------           -------
Total Distributions                                                 (1.80)            (1.14)
                                                                  -------           -------
Net asset value, end of period                                    $ 51.87           $ 51.65
                                                                  =======           =======
Total return(5)                                                      3.97%             3.57%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (2)                    0.98%             0.98%(6)
Ratio of expenses to average net assets - gross                      1.18%             1.25%(6)
Ratio of net investment income / (loss) to average net assets        3.36%             4.73%(6)
Portfolio turnover rate(3)                                          38.48%            32.26%
Net assets, end of period (000's)                                 $   301           $    10

(1)   Per share amounts are based on average shares outstanding.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(4)   Commencement of operations.

(5)   Total return calculations do not include any sales charges.

(6)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   26
-------

                                         Summit Mutual Funds, Inc. - Apex Series
SHORT-TERM GOVERNMENT FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

September 30, 2008

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                      -------------------------
MORTGAGE BACKED SECURITIES - 49.0%
Fannie Mae
   Pool #254177, 5.000%, 12/01/2008                   $   79,175   $     79,487
   Pool #254187, 5.000%, 01/01/2009                      119,317        119,788
   Pool #254227, 5.000%, 02/01/2009                       47,051         47,086
   Pool #254340, 5.500%, 05/01/2012                      123,713        125,203
   Series 2003-122, 4.000%, 05/25/2016                   152,376        152,292
   Series 2003-106, 4.500%, 08/25/2018                 2,000,000      2,002,686
   Series 2007-74, 6.000%, 02/25/2021                  1,106,705      1,114,628
   Pool #546478, 7.000%, 12/01/2029                      575,608        608,197
   Pool #576455, 5.372%, 03/01/2031                      134,868        136,562
   Series 2005-105-1, 5.500%, 11/25/2031               1,064,123      1,085,543
   Pool #653686, 5.178%, 08/01/2032                      135,608        138,080
Freddie Mac
   Series 2639, 4.000%, 10/15/2016                       962,947        957,508
   Pool #2716BA, 4.500%, 01/15/2020                    2,035,902      2,040,809
   Series 2557, 4.500%, 01/15/2026                        92,964         93,109
   Series 3192, 6.000%, 03/15/2027                       813,345        828,193
   Series 3255, 5.500%, 06/15/2027                     2,096,343      2,140,050
   Series 2931, 5.000%, 11/15/2028                     1,247,181      1,259,030
   Series 2550, 2.808%, 11/15/2032                       544,751        540,146
   Series 2877, 2.858%, 10/15/2034                       545,061        526,816
   Series 2950, 2.758%, 03/15/2035                     1,197,408      1,164,398
   Series 3003, 2.708%, 07/15/2035                     1,786,949      1,734,823
Freddie Mac (Gold) Pool
   Pool #E9-6460, 5.000%, 05/01/2018                     263,344        263,751
                                                                   ------------
   TOTAL MORTGAGE BACKED SECURITIES
       (Cost $17,218,551)                                            17,158,185
                                                                   ------------

U.S. TREASURY OBLIGATIONS - 45.3%
U.S. Treasury Notes - 45.3%
   3.000%, 02/15/2009 (c)                              2,000,000      2,011,562
   4.875%, 08/15/2009 (c)                              2,000,000      2,051,094
   4.250%, 01/15/2010 (c)                              1,961,100      2,018,401
   2.000%, 02/28/2010 (c)                              2,000,000      2,001,562
   3.875%, 09/15/2010 (c)                              2,000,000      2,077,500
   4.625%, 10/31/2011 (c)                              2,000,000      2,133,282
   4.500%, 11/30/2011                                  1,000,000      1,062,734
   2.875%, 01/31/2013 (c)                              2,500,000      2,506,445
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $15,679,031)                                            15,862,580
                                                                   ------------

                                                          SHARES          VALUE
                                                      -------------------------
SHORT TERM INVESTMENTS - 6.1%
Money Market Funds - 6.1%
Northern Institutional Government Select Portfolio     2,136,111   $  2,136,111
                                                                   ------------
   TOTAL SHORT TERM INVESTMENTS
       (Cost $2,136,111)                                              2,136,111
                                                                   ------------

Total Investments
     (Cost $35,033,693) (a) - 100.4%                                 35,156,876
Northern Institutional Liquid Assets Portfolio
   (b) - 41.9%                                                       14,671,474
Liabilities in Excess of Other Assets - (42.3)%                     (14,790,731)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 35,037,619
                                                                   ============

--------------------------------------------------------------------------------
(a) For federal income tax purposes, cost is $35,033,693 and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $329,393 and $(206,210) respectively, with a net appreciation/(depreciation) of $123,183.

(b) This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $13,857,660, $14,671,474, and $0, respectively.

(c)   All or a portion of the security is out on loan.
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            27
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
FINANCIAL STATEMENTS                                  SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008

ASSETS
   Investments in securities, at value                            $ 35,156,876
   Collateral for securities loaned, at fair value                  14,671,474
   Receivables:
     Shares sold                                                        64,707
     Interest and dividends                                            179,248
   Prepaid expenses and other                                            9,345
                                                                  ------------
                                                                    50,081,650
                                                                  ------------
LIABILITIES
   Payables:
     Payable upon return of securities loaned                       14,671,474
     Shares redeemed                                                   334,442
     Professional fees                                                  17,912
     Advisory fees                                                       6,635
     Fund accounting fees                                                3,614
     Administration fees                                                 2,798
     Custodian fees                                                        780
     12b-1 fees                                                            130
     Director's fees                                                        23
     Other accrued expenses                                              6,223
                                                                  ------------
                                                                    15,044,031
                                                                  ------------
NET ASSETS*
   Paid-in capital                                                  35,109,398
   Accumulated undistributed net investment income / (loss)            141,754
   Accumulated net realized gain / (loss) on investments              (336,716)
   Net unrealized appreciation / (depreciation) on investments         123,183
                                                                  ------------
                                                                  $ 35,037,619
                                                                  ============
Investments at cost                                               $ 35,033,693
Shares authorized - Class I ($.10 par value)                        20,000,000
Shares authorized - Class A ($.10 par value)                        20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                      Shares           NAV
Share Class                            Net Assets   Outstanding     per Share
Class I                               $34,736,740     671,619     $      51.72
Class A                               $   300,879       5,800     $      51.87**
Class A maximum offering price per share
   (net asset value plus sales charge of 3.00%
   of offering price)                                             $      53.47

--------------------------------------------------------------------------------
* FEDERAL TAX DATA AS OF SEPTEMBER 30, 2008

   Undistributed ordinary income                                  $    141,754
   Unrealized appreciation                                        $    123,183
   Post October Capital Loss Carryforward                         $     64,314

                            Capital Loss Carryforward
                             Expiring September 30:
--------------------------------------------------------------------------------
      2011          2012           2013          2014        2016
   ---------     ----------     ---------     ---------     ------
   ($14,885)     ($192,583)     ($23,304)     ($41,423)     ($207)

** NAV does not recalculate due to fractional shares outstanding.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended September 30, 2008

INVESTMENT INCOME
   Interest                                                       $  1,194,583
   Dividends                                                            70,241
   Other income                                                         36,633
                                                                  ------------
                                                                     1,301,457
                                                                  ------------
EXPENSES
   Advisory fees                                                       135,064
   Transfer agent fees                                                  33,831
   Administration fees                                                  30,014
   Registration fees                                                    25,650
   Professional fees                                                    21,043
   Fund accounting fees                                                 21,041
   Directors' fees                                                       4,609
   Custodian fees                                                        3,396
   Shareholder reporting fees                                            1,768
   12b-1 fees - Class A                                                    537
   Other expenses                                                        3,968
                                                                  ------------
                                                                       280,921
Reimbursement and Waivers                                              (61,282)
                                                                  ------------
                                                                       219,639
                                                                  ------------
NET INVESTMENT INCOME / (LOSS)                                       1,081,818
                                                                  ------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments                           (48,134)
   Net change in unrealized appreciation / (depreciation)
      on investments                                                   152,807
                                                                  ------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                              104,673
                                                                  ------------

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS           $  1,186,491
                                                                  ============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

                       Percent of Current
                         Net Asset Value
--------------------------------------------------------------
  Advisory    Administration       Class I          Class A       Reimbursement
     Fee            Fee         Expense Limit    Expense Limit     and Waivers
--------------------------------------------------------------------------------
    0.45%          0.10%            0.73%            0.98%           $61,282
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   28
-------

                                         Summit Mutual Funds, Inc. - Apex Series
SHORT-TERM GOVERNMENT FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended September 30,

                                                                                     2008           2007
                                                                                ----------------------------
OPERATIONS
    Net investment income / (loss)                                              $   1,081,818   $  1,112,020
    Net realized gain / (loss) on investments                                         (48,134)           (85)
    Net change in unrealized appreciation / (depreciation) on investments             152,807        214,993
                                                                                -------------   ------------
                                                                                    1,186,491      1,326,928
                                                                                -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS(1)
Class I
    Net investment income                                                          (1,085,599)    (1,124,214)
Class A(2)
    Net investment income                                                              (6,741)          (162)
                                                                                -------------   ------------
                                                                                   (1,092,340)    (1,124,376)
                                                                                -------------   ------------
FUND SHARE TRANSACTIONS
Class I
    Proceeds from shares sold                                                      18,599,358      5,285,030
    Reinvestment of distributions                                                   1,085,598      1,124,214
    Payments for shares redeemed                                                  (12,314,225)    (7,354,831)
                                                                                -------------   ------------
                                                                                    7,370,731       (945,587)
                                                                                -------------   ------------
Class A(2)
    Proceeds from shares sold                                                         306,338         12,603
    Reinvestment of distributions                                                       6,741            162
    Payments for shares redeemed                                                      (20,110)        (2,637)
                                                                                -------------   ------------
                                                                                      292,969         10,128
                                                                                -------------   ------------
NET INCREASE / (DECREASE) IN NET ASSETS                                             7,757,851       (732,907)
NET ASSETS
    Beginning of period                                                            27,279,768     28,012,675
                                                                                -------------   ------------
    End of period                                                               $  35,037,619   $ 27,279,768
                                                                                =============   ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                 $     141,754   $    135,889
                                                                                =============   ============

-------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS Class I
    Sold                                                                              358,551        103,100
    Reinvestment of distributions                                                      21,010         22,070
    Redeemed                                                                         (237,480)      (143,772)
                                                                                -------------   ------------
Net increase / (decrease) from fund share transactions                                142,081        (18,602)
                                                                                =============   ============
FUND SHARE TRANSACTIONS Class A(2)
    Sold                                                                                5,863            246
    Reinvestment of distributions                                                         130              3
    Redeemed                                                                             (391)           (51)
                                                                                -------------   ------------
Net increase / (decrease) from fund share transactions                                  5,602            198
                                                                                =============   ============
TOTAL COST OF PURCHASES OF:
    U.S. Government Securities                                                  $  18,279,533   $ 10,403,991
                                                                                -------------   ------------
                                                                                $  18,279,533   $ 10,403,991
                                                                                =============   ============
TOTAL PROCEEDS FROM SALES OF:
    U.S. Government Securities                                                  $   9,795,425   $  7,762,459
                                                                                -------------   ------------
                                                                                $   9,795,425   $  7,762,459
                                                                                =============   ============
(1) TAX CHARACTER OF DISTRIBUTIONS PAID
    Ordinary income                                                             $   1,092,340   $  1,124,376
                                                                                -------------   ------------
                                                                                $   1,092,340   $  1,124,376
                                                                                =============   ============
(2) Class A shares have been offered since February 1, 2007.
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            29
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         Summit High Yield   Summit High Yield   Merrill Lynch High
           Bond Fund (I)       Bond Fund (A)      Yield Master II
1-Jul         $10,000             $ 9,573             $10,000
              $10,000             $ 9,572             $10,117
              $10,033             $ 9,601             $10,197
1-Sep         $ 9,169             $ 8,773             $ 9,492
              $ 9,551             $ 9,136             $ 9,796
              $ 9,955             $ 9,521             $10,140
1-Dec         $ 9,838             $ 9,407             $10,061
              $ 9,561             $ 9,140             $10,116
              $ 9,302             $ 8,891             $ 9,983
2-Mar         $ 9,646             $ 9,217             $10,235
              $ 9,772             $ 9,336             $10,399
              $ 9,812             $ 9,372             $10,320
2-Jun         $ 9,087             $ 8,678             $ 9,521
              $ 8,776             $ 8,379             $ 9,151
              $ 8,939             $ 8,533             $ 9,380
2-Sep         $ 8,563             $ 8,173             $ 9,234
              $ 8,370             $ 7,987             $ 9,156
              $ 9,015             $ 8,600             $ 9,729
2-Dec         $ 9,011             $ 8,595             $ 9,870
              $ 9,136             $ 8,712             $10,166
              $ 9,257             $ 8,826             $10,303
3-Mar         $ 9,487             $ 9,043             $10,575
              $ 9,958             $ 9,491             $11,190
              $ 9,989             $ 9,518             $11,318
3-Jun         $10,297             $ 9,809             $11,635
              $10,137             $ 9,655             $11,477
              $10,282             $ 9,791             $11,624
3-Sep         $10,612             $10,103             $11,939
              $10,879             $10,355             $12,187
              $10,899             $10,372             $12,355
3-Dec         $11,107             $10,567             $12,649
              $11,288             $10,737             $12,853
              $11,341             $10,786             $12,839
4-Mar         $11,541             $10,974             $12,924
              $11,315             $10,757             $12,839
              $11,158             $10,606             $12,637
4-Jun         $11,344             $10,780             $12,821
              $11,475             $10,902             $12,994
              $11,722             $11,135             $13,230
4-Sep         $11,847             $11,251             $13,414
              $12,040             $11,432             $13,673
              $12,174             $11,557             $13,815
4-Dec         $12,310             $11,683             $14,023
              $12,297             $11,668             $14,009
              $12,472             $11,833             $14,209
5-Mar         $12,127             $11,503             $13,821
              $12,061             $11,437             $13,673
              $12,368             $11,726             $13,918
5-Jun         $12,638             $11,979             $14,183
              $12,984             $12,305             $14,405
              $13,154             $12,463             $14,457
5-Sep         $13,158             $12,465             $14,313
              $13,048             $12,358             $14,208
              $13,100             $12,405             $14,277
5-Dec         $13,138             $12,438             $14,407
              $13,246             $12,538             $14,636
              $13,368             $12,651             $14,728
6-Mar         $13,478             $12,752             $14,820
              $13,675             $12,935             $14,916
              $13,679             $12,937             $14,906
6-Jun         $13,577             $12,838             $14,850
              $13,966             $13,203             $15,008
              $14,069             $13,297             $15,251
6-Sep         $14,148             $13,369             $15,451
              $14,305             $13,515             $15,677
              $14,484             $13,681             $15,927
6-Dec         $14,556             $13,746             $16,103
              $14,692             $13,872             $16,276
              $14,867             $14,033             $16,502
7-Mar         $14,887             $14,052             $16,541
              $15,045             $14,195             $16,760
              $15,149             $14,288             $16,879
7-Jun         $14,824             $13,978             $16,594
              $14,323             $13,507             $16,073
              $14,607             $13,771             $16,252
7-Sep         $14,911             $14,057             $16,650
              $14,948             $14,086             $16,750
              $14,694             $13,846             $16,408
7-Dec         $14,811             $13,956             $16,456
              $14,650             $13,794             $16,232
              $14,327             $13,491             $16,039
8-Mar         $14,299             $13,460             $15,956
              $14,790             $13,919             $16,621
              $14,779             $13,904             $16,692
8-Jun         $14,469             $13,612             $16,245
              $14,353             $13,503             $15,984
              $14,421             $13,560             $16,036
8-Sep         $13,476             $12,664             $14,705

        Summit High Yield Bond Fund Class I - Average Annual Total Return

                1-Year       5-Year       Since Inception
                ------       ------       ---------------
                -9.63%        4.89%            4.21%

        Summit High Yield Bond Fund Class A - Average Annual Total Return

                1-Year       5-Year       Since Inception
                -------      ------       ---------------
                -13.74%       3.72%            3.32%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to February 1, 2007, Class A share performance is based on Class I performance, adjusted to reflect Class A sales charges and expenses.

                                 ---------------
                                    Fund Data
                                 ---------------

Manager:                                                        Gary R. Rodmaker
Inception Date:                                                 July 9, 2001
Total Net Assets:                                               $20.4 Million
Number Of Fixed Income Holdings:                                62
Average Duration:                                               4.77 years
Average Maturity:                                               6.74 years
Average Credit Quality:                                         Ba3/BB-
30-day SEC Yield - Class I:                                     9.21%
30-day SEC Yield - Class A:                                     8.56%

                             -----------------------
                                Quality Breakdown
                             -----------------------

                                                                (% of portfolio)
                                                                ----------------
BBB                                                                    4%
BB                                                                    56%
B                                                                     34%
CCC                                                                    6%

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Common Stocks                                                               0.6%
Investment Company                                                          3.2%
Corporate Bonds                                                            93.6%
Short-Term and Other                                                        2.6%

--------------------------------------------------------------------------------

-------
   30
-------

                                         Summit Mutual Funds, Inc. - Apex Series
                                                            HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

Objective - Seeks high current income and capital appreciation, secondarily.

Strategy - Under normal circumstances, the High Yield Bond Fund (the "Fund") will invest at least 80% of its assets in high yield, high risk bonds, also known as "junk" bonds, with intermediate maturities.

Manager's Comments:

For the twelve month period ended September 30, 2008, the Summit High Yield Bond Fund Class I shares provided a total return of -9.63% compared to -11.68% for the Merrill Lynch High Yield Master II Index (Index). The high yield market performed poorly during the period, as the credit crunch that began in mid-2007 continued in 2008. Higher risk assets, such as high yield bonds, did not perform well during this period. The Fund outperformed the Index because it was positioned in relatively higher quality securities than the Index, and higher quality securities outperformed lower quality bonds during the period.

High yield spreads (the interest rate difference between risk-free U.S. Treasury securities and high yield fixed income securities) widened substantially during the period. Using the Index as a guide, spreads widened approximately 6.75% between September 30, 2007 and September 30, 2008. Lower quality bonds materially underperformed higher quality bonds during the period. For example, while the higher quality BB- rated sector of the market provided a return of -7.84% over the last twelve months, the lower quality, CCC- rated sector of the market provided a return of -18.56% for the same time period.

The failure of major financial institutions such as Lehman Brothers and Washington Mutual, as well as the required bailouts of firms such as AIG and others, shook the underpinnings of the US and international financial systems and has resulted in a crisis of confidence worldwide. While central banks around the world have intervened and flooded the banking systems with liquidity, the credit crunch and the crisis in confidence continue and will so until bad investments are written down (or written off) and balance sheets are repaired with sufficient capital. In this environment, liquidity for lower rated securities is very scarce, and prices have suffered dramatically. Economic activity has also been negatively impacted by the crisis in confidence.

The fundamental outlook for the economy remains bleak as we enter the fourth quarter of 2008. Consumer confidence is decidedly negative and access to credit is greatly diminished. The unemployment rate continues to rise and GDP growth turned negative during the third quarter of 2008. The question at this point is how long and how deep with the recession be. That said, the high yield market has heavily discounted the poor economic times that are ahead. Opportunities will present themselves in this type of market, and Summit will endeavor to take advantage of them.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            31
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
FINANCIAL HIGHLIGHTS                                        HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                                                     Class I
                                                                --------------------------------------------------
                                                                           Fiscal Year Ended September 30,
                                                                --------------------------------------------------
                                                                  2008        2007      2006      2005      2004
                                                                --------------------------------------------------
Net asset value, beginning of period                            $ 28.43     $ 28.75   $ 28.69   $ 27.59   $ 26.67
                                                                -------     -------   -------   -------   -------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                                  1.85(1)     1.81      1.94      1.93      1.90
   Net realized and unrealized gains / (losses)                   (4.44)      (0.30)     0.13      1.00      1.08
                                                                -------     -------   -------   -------   -------
Total from Investment Activities                                  (2.59)       1.51      2.07      2.93      2.98
                                                                -------     -------   -------   -------   -------
DISTRIBUTIONS:
   Net investment income                                          (1.90)      (1.83)    (2.01)    (1.83)    (2.06)
                                                                -------     -------   -------   -------   -------
Total Distributions                                               (1.90)      (1.83)    (2.01)    (1.83)    (2.06)
                                                                -------     -------   -------   -------   -------
Net asset value, end of period                                  $ 23.94     $ 28.43   $ 28.75   $ 28.69   $ 27.59
                                                                =======     =======   =======   =======   =======
Total return                                                      -9.63%       5.40%     7.52%    11.03%    11.64%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets                            1.24%       1.25%     1.17%     1.22%     1.21%
Ratio of net investment income / (loss) to average net assets      6.90%       6.68%     7.17%     6.81%     6.93%
Portfolio turnover rate (2)                                       66.83%      97.01%   100.17%    99.09%   162.69%
Net assets, end of period (000's)                               $19,919     $24,300   $19,942   $19,094   $18,777

                                                                           Class A
                                                                -----------------------------
                                                                                Period from
                                                                 Fiscal Year    February 1,
                                                                    Ended        2007(3) to
                                                                September 30   September 30,
                                                                -----------------------------
                                                                    2008            2007
                                                                -----------------------------
Net asset value, beginning of period                              $28.55         $29.18
                                                                  ------         ------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                                   1.77(1)        0.96
   Net realized and unrealized gains / (losses)                    (4.45)         (0.63)
                                                                  ------         ------
Total from Investment Activities                                   (2.68)          0.33
                                                                  ------         ------
DISTRIBUTIONS:
   Net investment income                                           (1.84)         (0.96)
                                                                  ------         ------
Total Distributions                                                (1.84)         (0.96)
                                                                  ------         ------
Net asset value, end of period                                    $24.03         $28.55
                                                                  ======         ======
Total return (4)                                                   -9.91%          1.16%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets                             1.49%          1.54%(5)
Ratio of net investment income / (loss) to average net assets       6.65%          6.50%(5)
Portfolio turnover rate (2)                                        66.83%         97.01%
Net assets, end of period (000's)                                 $  444         $  225

(1)   Per share amounts are based on average shares outstanding.

(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(3)   Commencement of operations.

(4)   Total return calculations do not include any sales charges.

(5)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   32
-------

                                         Summit Mutual Funds, Inc. - Apex Series
HIGH YIELD BOND FUND                                     SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

September 30, 2008

                                                          SHARES          VALUE
                                                    ---------------------------
COMMON STOCKS - 0.6%
Consumer Discretionary - 0.0%
   Avado Brands, Inc. (a) (f) (h)                          9,462   $         95
   Intermet Corp. (a) (f) (h)                              6,346             63
                                                                   ------------
                                                                            158
                                                                   ------------
Materials - 0.4%
   Simonds Industries, Inc. (a) (f) (h)                    2,746         84,192
                                                                   ------------
Telecommunication Services - 0.2%
   Qwest Communications International (i)                 10,000         32,300
                                                                   ------------
      TOTAL COMMON STOCKS
        (Cost $1,366,778)                                               116,650
                                                                   ------------
PREFERRED STOCKS - 0.0%
Consumer Discretionary - 0.0%
   ION Media Networks, Inc. 12.0% Payment-in-Kind
      Dividend (a) (b) (f) (h)                                 3          2,634
                                                                   ------------
      TOTAL PREFERRED STOCKS
        (Cost $18,927)                                                    2,634
                                                                   ------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
ASSET BACKED SECURITIES - 0.0%
   JET Equipment Trust
      Series 1995-B, 7.630%,
         02/15/2015 (b) (f) (g) (h)                 $    109,297   $        603
                                                                   ------------
      TOTAL ASSET BACKED SECURITIES
        (Cost $94,360)                                                      603
                                                                   ------------
CORPORATE BONDS - 93.6%
Consumer Discretionary - 11.8%
   American Greetings Corp.
      7.375%, 06/01/2016                                  40,000         36,400
   CSC Holdings, Inc.
      7.625%, 04/01/2011                                 500,000        480,000
   Echostar DBS Corporation
      6.625%, 10/01/2014 (i)                             250,000        200,625
   General Motors Corp.
      7.700%, 04/15/2016 (i)                             250,000        100,000
   Hanesbrands, Inc.
      6.508%, 12/15/2014 (c) (i)                         500,000        415,000
   Idearc, Inc.
      8.000%, 11/15/2016                                 500,000        136,250
   ION Media Networks, Inc.
      11.000%, 07/31/2013 (f) (i)                        493,849        103,708
   Jarden Corp.
      7.500%, 05/01/2017 (i)                             250,000        208,125
   MGM Mirage, Inc.
      6.750%, 09/01/2012 (i)                             500,000        391,250
   R.H. Donnelley Corp.
      6.875%, 01/15/2013 (i)                             500,000        195,000
   Station Casinos, Inc.
      6.000%, 04/01/2012 (i)                             250,000        140,000
                                                                   ------------
                                                                      2,406,358
                                                                   ------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
Consumer Staples - 3.4%
   Constellation Brands, Inc.
      7.250%, 09/01/2016                            $    500,000   $    460,000
   Del Monte Corp.
      6.750%, 02/15/2015                                 250,000        225,000
                                                                   ------------
                                                                        685,000
                                                                   ------------
Energy - 25.6%
   Chesapeake Energy Corp.
      6.625%, 01/15/2016 (i)                             500,000        448,750
   Complete Production Services
      8.000%, 12/15/2016                                 500,000        475,000
   Encore Acquisition Co.
      7.250%, 12/01/2017                                 300,000        246,000
   Energy Future Holdings Corp.
      10.875%, 11/01/2017 (b)                            500,000        451,250
   Frontier Oil Corp.
      8.500%, 09/15/2016                                 500,000        481,250
   Newfield Exploration Co.
      6.625%, 09/01/2014                                 500,000        450,000
   Peabody Energy Corp.
      7.375%, 11/01/2016                                 500,000        480,000
   Petrohawk Energy Corp.
      7.875%, 06/01/2015 (b) (i)                         250,000        217,500
   Petroplus Finance Ltd.
      7.000%, 05/01/2017 (b)                             600,000        498,000
   Pioneer Natural Resources Co.
      6.650%, 03/15/2017 (i)                             500,000        445,693
   Pride International, Inc.
      7.375%, 07/15/2014 (i)                             400,000        382,000
   Range Resources
      7.250%, 05/01/2018 (i)                             250,000        236,250
   Range Resources Corp.
      7.375%, 07/15/2013 (i)                             178,000        171,770
      7.500%, 05/15/2016 (i)                             250,000        238,750
                                                                   ------------
                                                                      5,222,213
                                                                   ------------
Financials - 3.8%
   Ford Motor Credit Co. LLC
      5.800%, 01/12/2009                                 375,000        356,053
   Nexstar Finance Holdings, Inc.
      11.375%, 04/01/2013 (c)                            319,590        265,260
   Ventas Realty LP
      7.125%, 06/01/2015 (i)                             150,000        148,875
                                                                   ------------
                                                                        770,188
                                                                   ------------
Health Care - 5.3%
   Bausch & Lomb, Inc.
      9.875%, 11/01/2015 (b) (i)                         250,000        237,500
   Community Health Systems, Inc.
      8.875%, 07/15/2015                                 250,000        237,500
   DaVita, Inc.
      7.250%, 03/15/2015                                 125,000        118,750
   HCA, Inc.
      9.250%, 11/15/2016                                 500,000        486,250
                                                                   ------------
                                                                      1,080,000
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            33
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
SCHEDULE OF INVESTMENTS                                     HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
Industrials - 7.4%
   American Railcar Industries, Inc.
      7.500%, 03/01/2014                            $    150,000   $    132,750
   Aramark Corp.
      8.500%, 02/01/2015 (i)                             600,000        564,000
   DRS Technologies, Inc.
      7.625%, 02/01/2018                                 125,000        130,625
   Harland Clarke Holdings Corp.
      9.500%, 05/15/2015 (i)                             250,000        177,500
   Hertz Corp.
      8.875%, 01/01/2014 (c)                             250,000        215,625
   Kansas City Southern De Mexico
      7.375%, 06/01/2014 (i)                             300,000        286,500
                                                                   ------------
                                                                      1,507,000
                                                                   ------------
Information Technology - 4.9%
   Iron Mountain, Inc.
      7.750%, 01/15/2015 (i)                             300,000        297,000
   Scientific Games International, Inc.
      7.875%, 06/15/2016 (b)                             500,000        476,250
   Sungard Data Systems, Inc.
      9.125%, 08/15/2013                                 250,000        225,000
                                                                   ------------
                                                                        998,250
                                                                   ------------
Materials - 13.2%
   Chemtura Corp.
      6.875%, 06/01/2016                                 200,000        160,000
   Freeport-McMoRan Copper & Gold, Inc.
      8.375%, 04/01/2017                                 600,000        591,000
   Georgia-Pacific Corp.
      7.125%, 01/15/2017 (b)                             500,000        446,250
   Momentive Performance Materials
      9.750%, 12/01/2014 (c) (i)                         500,000        395,000
   Rock-Tenn Co.
      9.250%, 03/15/2016 (b) (i)                         250,000        253,750
   Smurfit-Stone Container Corporation
      8.000%, 03/15/2017 (i)                             300,000        234,000
   Warnaco, Inc.
      8.875%, 06/15/2013                                 600,000        606,000
                                                                   ------------
                                                                      2,686,000
                                                                   ------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
Telecommunication Services - 14.7%
   Citizens Communications Co.
      6.250%, 01/15/2013 (i)                        $    250,000   $    234,063
   Directv Holdings, LLC
      6.375%, 06/15/2015 (i)                             250,000        220,000
      7.625%, 05/15/2016 (b)                             250,000        226,250
   Fairpoint Communications, Inc.
      13.125%, 04/01/2018 (b)                            500,000        455,000
   Intelsat Bermuda Ltd.
      11.250%, 06/15/2016 (i)                            600,000        583,500
   iPCS, Inc.
      7.481%, 05/01/2013 (c)                             600,000        489,000
   Lamar Media Corp.
      6.625%, 08/15/2015                                 100,000         82,750
   Qwest Communications International, Inc.
      7.500%, 02/15/2014 (c)                             500,000        432,500
   Windstream Corp.
      8.625%, 08/01/2016                                 300,000        276,750
                                                                   ------------
                                                                      2,999,813
                                                                   ------------
Utilities - 3.5%
   Edison Mission Energy
      7.500%, 06/15/2013                                 500,000        480,000
   NRG Energy, Inc.
      7.250%, 02/01/2014                                 250,000        231,875
                                                                   ------------
                                                                        711,875
                                                                   ------------
      TOTAL CORPORATE BONDS
        (Cost $22,143,025)                                           19,066,697
                                                                   ------------

                                                          SHARES          VALUE
                                                    ---------------------------
INVESTMENT COMPANIES - 3.2%
   Pioneer Floating Rate Trust                            25,000   $    250,250
   Eaton Vance Senior Floating-Rate Fund                  21,534        234,721
   Van Kampen Senior Income Trust                         40,500        165,240
                                                                   ------------
      TOTAL INVESTMENT COMPANIES
        (Cost $1,033,886)                                               650,211
                                                                   ------------
Total Investments (Cost $24,656,976) (d) - 97.4%                     19,836,795
Northern Institutional Liquid Assets
  Portfolio (e) - 33.0%                                               6,728,935
Liabilities in Excess of Other Assets - (30.4)%                      (6,203,015)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 20,362,715
                                                                   ============

--------------------------------------------------------------------------------
(a)   Non-income producing security.

(b) Security exempt from registration under the Securities Act of 1933. These securities may be resold only in transactions exempt under Rule 144A under the Securities Act of 1933, normally to qualified institutional buyers.

(c)   Variable rate security.

(d) For federal income tax purposes, cost is $24,656,976 and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $15,259 and ($4,835,440), respectively, with a net appreciation / (depreciation) of ($4,820,181).

(e) This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the value of the collateral purchased with cash, and the noncash collateral accepted are $6,492,949, $6,728,935, and $0, respectively.

(f) Security is considered illiquid. The aggregate value of such securities is $191,295, or 0.9% of total net assets.

(g)   Security in default.

(h)   Valued in good faith under procedures adopted by the Board of Directors.

(i)   All or a portion of the security is out on loan.
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   34
-------

                                         Summit Mutual Funds, Inc. - Apex Series
HIGH YIELD BOND FUND                                        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008

ASSETS
   Investments in securities, at value                            $  19,836,795
   Collateral for securities loaned, at fair value                    6,728,935
   Receivables:
      Shares sold                                                         1,864
      Securities sold                                                   238,792
      Interest and dividends                                            505,689
   Prepaid expenses and other                                             9,160
                                                                  -------------
                                                                     27,321,235
                                                                  -------------
LIABILITIES
   Payables:
      Payable upon return of securities loaned                        6,728,935
      Bank overdraft                                                    116,266
      Shares redeemed                                                    68,979
      Professional fees                                                  19,834
      Advisory fees                                                      11,500
      Fund accounting fees                                                3,770
      Administration fees                                                 1,769
      12b-1 fees                                                            690
      Custodian fees                                                        676
      Directors' fees                                                         6
      Other accrued expenses                                              6,095
                                                                  -------------
                                                                      6,958,520
                                                                  -------------
NET ASSETS*
   Paid-in capital                                                   46,767,469
   Accumulated undistributed net invesment
      income / (loss)                                                   143,423
   Accumulated net realized gain / (loss)
      on investments                                                (21,727,996)
   Net unrealized appreciation / (depreciation)
      on investments                                                 (4,820,181)
                                                                  -------------
                                                                  $  20,362,715
                                                                  =============
Investments at cost                                               $  24,656,976
Shares authorized - Class I ($.10 par value)                         20,000,000
Shares authorized - Class A ($.10 par value)                         20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                       Shares          NAV
Share Class                           Net Assets    Outstanding     per Share
Class I                              $ 19,919,144     832,209     $       23.94
Class A                              $    443,571      18,456     $       24.03
Class A maximum offering price per share
  (net asset value plus sales charge of 4.25%
   of offering price)                                             $       25.10

--------------------------------------------------------------------------------
*  FEDERAL TAX DATA AS OF SEPTEMBER 30, 2008

   Percentage of ordinary distributions designated as
      qualified dividend income                                            4.60%
   Dividends received deduction for corporate shareholders                 4.60%
   Undistributed ordinary income                                  $     143,423
   Post October Capital Loss Carryforward                         $     469,817

                Capital Loss Carryforward Expiring September 30:
--------------------------------------------------------------------------------
           2009           2010           2011          2012         2015
      -------------   ------------   ------------   ----------   ----------
      ($17,437,311)   ($1,527,322)   ($1,025,886)   ($791,075)   ($476,585)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended September 30, 2008

INVESTMENT INCOME
   Interest                                                       $   1,752,908
   Dividends                                                            111,405
   Other income                                                          20,360
                                                                  -------------
                                                                      1,884,673
                                                                  -------------
EXPENSES
   Advisory fees                                                        150,449
   Transfer agent fees                                                   33,863
   Registration fees                                                     23,321
   Administration fees                                                   23,146
   Professional fees                                                     22,985
   Fund accounting fees                                                  22,897
   Directors' fees                                                        3,503
   Custodian fees                                                         2,786
   Shareholder reporting fees                                             1,460
   12b-1 fees - Class A                                                     876
   Other expenses                                                         3,352
                                                                  -------------
                                                                        288,638
                                                                  -------------
NET INVESTMENT INCOME / (LOSS)                                        1,596,035
                                                                  -------------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments                           (445,272)
   Net realized gain / (loss) on investment companies                     3,168
                                                                  -------------
                                                                       (442,104)
   Net change in unrealized appreciation / (depreciation)
      on investments                                                 (3,045,376)
Net change in unrealized appreciation/(deprecation) on
   investment companies                                                (361,441)
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                            (3,406,817)
                                                                  -------------

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS           $  (2,252,886)
                                                                  =============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

     Percent of Current
      Net Asset Value
---------------------------
  Advisory   Administration
    Fee            Fee
---------------------------
   0.65%          0.10%
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            35
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
FINANCIAL STATEMENTS                                        HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended September 30,

                                                                    2008            2007
                                                               -----------------------------
OPERATIONS
   Net investment income / (loss)                              $   1,596,035   $   1,597,926
   Net realized gain / (loss) on investments                        (442,104)         79,041
   Net change in unrealized appreciation / (depreciation)
      on investments                                              (3,406,817)       (506,253)
                                                               -------------   -------------
                                                                  (2,252,886)      1,170,714
                                                               -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS(1)
Class I
   Net investment income                                          (1,615,305)     (1,496,841)
Class A (2)
   Net investment income                                             (23,419)         (6,901)
                                                               -------------   -------------
                                                                  (1,638,724)     (1,503,742)
                                                               -------------   -------------
FUND SHARE TRANSACTIONS
Class I
   Proceeds from shares sold                                       5,117,483       7,780,637
   Reinvestment of distributions                                     810,277         661,621
   Payments for shares redeemed                                   (6,483,667)     (3,758,957)
                                                               -------------   -------------
                                                                    (555,907)      4,683,301
                                                               -------------   -------------
Class A(2)
   Proceeds from shares sold                                         386,198         230,750
   Reinvestment of distributions                                      18,290           4,214
   Payments for shares redeemed                                     (118,858)         (2,411)
                                                               -------------   -------------
                                                                     285,630         232,553
                                                               -------------   -------------
NET INCREASE / (DECREASE) IN NET ASSETS                           (4,161,887)      4,582,826
NET ASSETS
   Beginning of period                                            24,524,602      19,941,776
                                                               -------------   -------------
   End of period                                               $  20,362,715   $  24,524,602
                                                               =============   =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                $     143,423   $     186,112
                                                               =============   =============

--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Class I
   Sold                                                              191,817         268,523
   Reinvestment of distributions                                      30,308          23,056
   Redeemed                                                         (244,630)       (130,542)
                                                               -------------   -------------
      Net increase / (decrease) from fund share transactions         (22,505)        161,037
                                                               =============   =============
   Class A (2)
   Sold                                                               14,289           7,810
   Reinvestment of distributions                                         688             147
   Redeemed                                                           (4,392)            (86)
                                                               -------------   -------------
      Net increase / (decrease) from fund share transactions          10,585           7,871
                                                               =============   =============
TOTAL COST OF PURCHASES OF:
   Preferred Common Stocks, and Investment Companies           $   1,297,885   $   1,658,948
   U.S. Government Securities                                             --         674,105
   Corporate Bonds                                                13,217,573      25,699,230
                                                               -------------   -------------
                                                               $  14,515,458   $  28,032,283
                                                               =============   =============
TOTAL PROCEEDS FROM SALES OF:
   Preferred Stocks, Common Stocks, and Investment Companies   $   1,036,910   $   1,913,795
   U.S. Government Securities                                             --       2,229,834
   Corporate Bonds                                                13,549,595      18,346,995
                                                               -------------   -------------
                                                               $  14,586,505   $  22,490,624
                                                               =============   =============
(1) TAX CHARACTER OF DISTRIBUTIONS PAID
    Ordinary income                                            $   1,638,724   $   1,503,742
                                                               -------------   -------------
                                                               $   1,638,724   $   1,503,742
                                                               =============   =============
(2) Class A shares have been offered since February 1, 2007.
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   36
-------

                                         Summit Mutual Funds, Inc. - Apex Series
                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

                                  -------------
                                    Fund Data
                                  -------------

Manager:                                                          Subadvised by
                                                                  Deutsche
                                                                  Investment
                                                                  Management
                                                                  Americas, Inc.
Inception Date:                                                   June 28, 2000
Total Net Assets:                                                 $175.8 Million
7-day SEC Yield:                                                  2.10%

                              ---------------------
                                Sector Allocations
                              ---------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Certificates of Deposit                                                    24.1%
Commercial Paper                                                           33.4%
Floating Rate Notes                                                        17.0%
U.S. Treasuries & Agency Notes                                             13.3%
Short-Term and Other                                                       12.2%

--------------------------------------------------------------------------------

                                                                         -------
                                                                            37
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
MONEY MARKET FUND
--------------------------------------------------------------------------------

Objective - Seeks to maintain stability of capital and to maintain the liquidity of capital and to provide current income.

Strategy - The Money Market Fund intends to invest 100% of the value of its assets in high quality short-term securities.

Manager's Comments:

Over the past year the ever-deepening credit crunch, triggered by the meltdown of the U.S. sub-prime mortgage market, has morphed into the worst financial crisis since the Great Depression. The recent developments in financial markets have put the entire global financial system at risk of collapse. The rescues of high-profile financial giants including Bear Stearns, Fannie Mae, Freddie Mac, Merrill Lynch, AIG, Washington Mutual, and Wachovia, the failure of Lehman Brothers, and a money fund "breaking the buck" collectively caused severe market instability and wide-spread panic. The vital flow of credit to businesses and households is clogged and this process materially impaired threatens economic expansion. There has been a breakdown of trust and total loss of confidence in financial markets. Credit markets are paralyzed and equity markets in free fall. Nervous investors have fled credit and equity markets to an alarming degree for the safety of U.S. Treasury Securities. This risk aversion was clearly represented in many technical measures of systemic risk which all expanded to levels that completely dwarfed the fear-driven moves seen throughout the credit crisis thus far.

The loss of confidence and breakdown in market functioning is no more evident than in the frozen short-term credit markets. The hoarding of cash and complete absence of lending in term funding markets has put tremendous strain on liquidity and caused London Interbank Borrowing Rates (LIBOR) rates to climb precipitously. The water-shed event that really brought the short-term markets to its knees was the news of a money market fund "breaking the buck". That led to massive redemptions from prime money market funds by panic stricken investors. According to iMoneyNet, prime institutional money funds suffered approximately $400 billion in outflows in mid September with over half coming out between September 16th and 19th. The majority of this cash flowed into government funds and directly into the treasury market. As seen during the Bear Stearns rescue but even to a greater degree this time, the overwhelming demand for short T-Bills outstripped supply forcing their yields to zero. Redemptions in prime money funds have tapered off somewhat but irrational investor behavior persists and credit markets are far from functioning properly.

The Federal Reserve (Fed) and U.S. Treasury have taken extraordinary and unprecedented measures to improve market liquidity, mitigate pressures in term funding markets, and support financial stability. The Fed slashed short-term interest rates by 2.75% over the past 9 Federal Open Market Committee meetings bringing the funds rate to 2%. In addition to easing monetary policy, the Fed's other significant efforts included pumping liquidity directly into markets through reserve operations, the creation of several new liquidity facilities and establishing foreign central bank currency swaps. The U.S. Treasury proposed (and Congress finally enacted after one failed attempt) the Troubled Asset Relief Program "TARP", which is a rescue package, aimed at stabilizing financial markets and improving confidence. Other initiatives include extending its balance sheet through emergency loans, buying of troubled securities, Government Sponsored Enterprises (e.g. Fannie Mae and Freddie Mac) Note buying program and establishing a $50 billion temporary guarantee program for U.S. money market mutual funds. The details of the temporary guarantee program are discussed on page 51 of this report.

Our strategy for most of the year was balancing the Fund with solid liquidity and a focus on high quality, short maturity investments. Given the unbelievable dislocation in short-term markets following Lehman failure, our focus is even more defensive. We have significantly bolstered the fund's liquidity profile with an increased cash position through maturity roll-off which improves flexibility. While liquidity is extremely stressed and credit markets are frozen, we will hold cash and selectively add U.S. Treasury and Agency securities. Going forward, we will shift our asset allocation to increase exposures to high quality products (cash, treasuries, agencies, sovereigns, and corporates) with reduced exposure to the bank/ financial sector. Further changes to the Fund's composition will be implemented as market conditions improve.

Never before has the outlook for the global financial system been so uncertain. Financial markets hang in the balance awaiting potential relief from the government rescue bill to help restore confidence even as its ultimate effectiveness is still question. Globally, Central Banks are taking coordinated actions to address funding pressures and significant efforts are being made to rescue/ bail out financial institutions in the U.S, Europe, and the UK etc. Clearly more global government involvement in the on-going financial crisis is imperative. The combined effects of the housing recession, the global credit crunch, and declining consumer confidence will continue to hamper economic activity. Given the impact of the financial crisis and threat of recession, anticipation of the Fed easing monetary policy by 0.5% to 1.0% in the near term is building. Any meaningful improvement in financial markets (including the deleveraging process) likely will be long and painful, and the economy will continue to struggle through considerable challenges.

--------------------------------------------------------------------------------

-------
   38
-------

                                         Summit Mutual Funds, Inc. - Apex Series
MONEY MARKET FUND                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                                                Fiscal Year Ended September 30,
                                                                -------------------------------------------------------------
                                                                   2008         2007        2006         2005         2004
                                                                -------------------------------------------------------------
Net asset value, beginning of period                            $     1.00   $    1.00   $     1.00   $     1.00   $     1.00
                                                                ----------   ---------   ----------   ----------   ----------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                                     0.03        0.05         0.04         0.02         0.01
                                                                ----------   ---------   ----------   ----------   ----------
Total from Investment Activities                                      0.03        0.05         0.04         0.02         0.01
                                                                ----------   ---------   ----------   ----------   ----------

DISTRIBUTIONS:
   Net investment income                                             (0.03)      (0.05)       (0.04)       (0.02)       (0.01)
                                                                ----------   ---------   ----------   ----------   ----------
Total Distributions                                                  (0.03)      (0.05)       (0.04)       (0.02)       (0.01)
                                                                ----------   ---------   ----------   ----------   ----------
Net asset value, end of period                                  $     1.00   $    1.00   $     1.00   $     1.00   $     1.00
                                                                ==========   =========   ==========   ==========   ==========
Total return                                                          3.33%       5.06%        4.33%        2.33%        0.79%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(1)                      0.45%       0.45%        0.45%        0.45%        0.45%
Ratio of expenses to average net assets - gross                       0.57%       0.58%        0.56%        0.60%        0.59%
Ratio of net investment income / (loss) to average net assets         3.20%       4.96%        4.30%        2.33%        0.79%
Net assets, end of period (000's)                               $  175,805   $ 137,723   $  125,364   $  109,406   $  103,499

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            39
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
SCHEDULE OF INVESTMENTS                                        MONEY MARKET FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2008

                                                        PRINCIPAL
                                                           AMOUNT        VALUE
                                                     --------------------------
CERTIFICATE OF DEPOSIT - 24.1%
   ABN Amro
      2.805%, 10/17/2008                             $  1,700,000  $  1,700,004
   Banco Bilbao Vizcaya SA
      3.090%, 03/09/2009                                1,700,000     1,700,037
      3.155%, 01/05/2009                                1,300,000     1,300,017
   Banco Santander
      3.000%, 12/09/2008                                1,650,000     1,650,000
      3.010%, 12/18/2008                                1,500,000     1,500,000
   Bank of Scotland
      3.130%, 02/23/2009                                3,450,000     3,449,696
   Barclays Bank Plc
      3.000%, 12/02/2008                                2,000,000     2,000,000
      3.150%, 12/08/2008                                1,000,000     1,000,000
      4.159%, 10/29/2008                                1,800,000     1,800,000
   BNP Paribas
      2.800%, 11/24/2008                                2,000,000     2,000,000
   Calyon
      3.000%, 10/22/2008                                1,600,000     1,600,000
      3.140%, 03/05/2009                                1,600,000     1,600,000
   JPMorgan Chase & Co.
      2.730%, 11/17/2008                                2,000,000     2,000,000
   Credit Agricole
      2.900%, 12/01/2008                                1,600,000     1,600,000
   Credit Industrial
      3.045%, 10/14/2008                                3,000,000     3,000,005
      2.970%, 11/14/2008                                1,800,000     1,800,011
   Intesa Sanpaolo SPA
      2.988%, 10/13/2008                                1,300,000     1,300,000
      2.810%, 11/14/2008                                1,000,000     1,000,012
   Mizuho Corporate Bank
      2.700%, 10/21/2008                                2,500,000     2,500,000
      2.820%, 10/16/2008                                1,650,000     1,650,000
   Norinchukin Bank
      2.800%, 11/21/2008                                2,000,000     1,999,993
   Rabobank Nederland
      2.700%, 11/13/2008                                2,500,000     2,500,000
      3.000%, 02/26/2009                                1,800,000     1,800,000
                                                                   ------------
      TOTAL CERTIFICATE OF DEPOSIT
         (Cost $42,449,775)                                          42,449,775
                                                                   ------------
COMMERCIAL PAPER - 33.4%
   AstraZeneca
      2.350%, 10/15/2008 (b)                            1,600,000     1,598,538
      2.720%, 11/24/2008 (b)                              800,000       796,748
   AT&T, Inc.
      2.260%, 10/20/2008 (b)                              500,000       499,414
   Caisse Nationale
      2.980%, 12/18/2008 (b)                            3,300,000     3,278,836
   Dexia Delaware
      2.820%, 10/23/2008 (b)                            2,000,000     1,996,566
   General Electric
      2.720%, 12/15/2008 (b)                            1,000,000       994,375
   Gotham Funding
      2.760%, 10/22/2008 (b)                            2,200,000     2,196,458
   Greenwich Capital
      3.000%, 12/18/2008 (b)                            1,800,000     1,788,378
      5.450%, 10/01/2008                                6,996,000     6,996,000

                                                        PRINCIPAL
                                                           AMOUNT         VALUE
                                                     --------------------------
COMMERCIAL PAPER - 33.4% (Continued)
   KBC Financial
      2.810%, 11/14/2008 (b)                         $  1,800,000  $  1,793,840
   Merck & Co
      2.200%, 10/15/2008 (b)                            2,400,000     2,397,947
   Nestle Capital Corp.
      4.320%, 10/31/2008 (b)                              250,000       249,104
      2.500%, 12/17/2008 (b)                              500,000       497,337
   Nokia Corp. OYJ
      2.440%, 12/10/2008 (b)                            3,500,000     3,483,462
   Novartis Finance Corp.
      2.500%, 10/06/2008 (b)                            1,800,000     1,799,375
   Pfizer, Inc.
      2.550%, 03/02/2009 (b)                            1,800,000     1,780,848
   Procter & Gamble
      2.200%, 10/24/2008 (b)                            1,450,000     1,447,962
   Sheffield Receivables Corp.
      2.450%, 10/01/2008                                3,595,000     3,595,000
   Societe Generale
      2.960%, 12/22/2008 (b)                            2,000,000     1,986,629
      3.160%, 10/22/2008 (b)                            2,000,000     1,996,325
   Suncorp-Metway
      3.010%, 11/12/2008 (b)                            1,500,000     1,494,750
   Swedbank
      2.970%, 11/17/2008 (b)                            1,700,000     1,693,430
      3.010%, 11/10/2008 (b)                            1,500,000     1,495,000
   Thunder Bay Funding
      2.780%, 11/17/2008 (b)                            2,000,000     1,992,767
   Toyota Motor Credit
      2.900%, 12/30/2008 (b)                            1,600,000     1,588,480
      2.250%, 10/03/2008 (b)                            1,100,000     1,099,863
      2.530%, 10/14/2008 (b)                            1,600,000     1,598,538
   Victory Receivables
      2.600%, 10/03/2008 (b)                            3,000,000     2,999,567
      2.820%, 12/10/2008 (b)                            1,200,000     1,193,467
   Westpac
      2.860%, 11/12/2008 (b)                            2,400,000     2,392,020
                                                                   ------------
      TOTAL COMMERCIAL PAPER
         (Cost $58,721,024)                                          58,721,024
                                                                   ------------
FLOATING RATE NOTES (a) - 17.0%
   Abbey National Treasury Services
      3.010%, 11/20/2008                                  750,000       750,000
      3.596%, 10/30/2008                                  500,000       500,000
   Allied Irish Banks NY
      3.118%, 12/11/2008                                1,500,000     1,500,000
   ANZ National Limited
      3.037%, 12/10/2008 (b)                              500,000       500,000
   Australia & New Zealand Banking Group
      3.021%, 12/02/2008 (b)                              800,000       800,000
   Bank Nova Scotia
      3.148%, 11/06/2008                                1,600,000     1,600,000
   Bank of America
      2.988%, 10/03/2008                                1,800,000     1,800,000
   Bank of Scotland
      3.008%, 11/06/2008                                  475,000       475,000
   Banque Federative Du Credit Mutuel
      2.720%, 11/28/2008                                1,000,000     1,000,000

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   40
-------

                                         Summit Mutual Funds, Inc. - Apex Series
MONEY MARKET FUND                                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                           AMOUNT         VALUE
                                                     --------------------------
FLOATING RATE NOTES (a) - 17.0% (Continued)
   BNP Paribas
      3.014%, 11/13/2008                             $    750,000  $    750,000
   Calyon New York
      3.068%, 12/11/2008                                1,300,000     1,300,000
   Commonwealth Bank of Australia
      2.816%, 12/18/2008                                  500,000       499,972
   Credit Agricole SA
      3.434%, 12/22/2008 (b)                            1,000,000     1,000,000
   General Electric Capital Corp.
      3.226%, 10/24/2008                                4,000,000     4,000,000
   ING Bank NV
      3.7262%, 10/26/2008 (b)                             250,000       250,000
   Istituto Bancario San Paolo
      3.064%, 12/05/2008                                3,000,000     3,000,000
   JPMorgan Chase & Co.
      2.828%, 12/29/2008                                1,800,000     1,799,954
   Metropolitan Life Global Funding
      3.800%, 01/20/2009 (b)                              250,000       250,000
      3.041%, 10/09/2008                                  250,000       250,000
   Natexis Banques Populaires
      3.0650%, 12/06/2008                               1,250,000     1,250,000
   National Australia Bank Ltd.
      3.009%, 11/19/2008                                  750,000       750,000
      3.001%, 10/07/2008                                  500,000       500,000
   Procter & Gamble International Funding
      2.879%, 11/19/2008                                  250,000       250,000
      2.801%, 10/06/2008                                3,500,000     3,500,208
   Rabobank Nederland Global
      2.9925%, 11/11/2008 (b)                             750,000       750,000
   Royal Bank of Canada
      2.888%, 10/15/2008 (b)                              800,000       800,000
                                                                   ------------
      TOTAL FLOATING RATE NOTES
         (Cost $34,325,134)                                          29,825,134
                                                                   ------------

                                                        PRINCIPAL
                                                           AMOUNT         VALUE
                                                     --------------------------
U.S. GOVERNMENT AGENCY ISSUES - 11.5%
   Federal Home Loan Bank
      2.392%, 02/11/2009                             $  1,200,000  $  1,189,582
      2.417%, 05/12/2009                                  500,000       492,691
      3.769%, 12/30/2008                                3,500,000     3,500,000
      1.780%, 10/01/2008 (a)                            1,000,000     1,000,000
      2.588%, 11/17/2008 (a)                              700,000       697,660
      3.174%, 12/22/2008                                8,400,000     8,339,730
      2.769%, 01/20/2009                                1,600,000     1,586,532
      2.783%, 02/24/2009                                  750,000       741,666
      2.566%, 01/26/2009                                1,700,000     1,686,022
   Freddie Mac
      2.441%, 03/19/2009                                1,000,000       988,686
                                                                   ------------
      TOTAL U.S. GOVERNMENT AGENCY ISSUES
         (Cost $15,722,569)                                          20,222,569
                                                                   ------------
U.S. TREASURY OBLIGATIONS - 1.8%
U.S. Treasury Bills - 1.5%
      2.427%, 06/04/2009                                  250,000       245,887
      2.478%, 06/04/2009                                  750,000       737,661
      2.365%, 07/02/2009                                  750,000       737,556
      2.145%, 07/02/2009                                  500,000       491,704
      2.103%, 07/02/2009                                  500,000       491,704
                                                                   ------------
                                                                      2,704,512
                                                                   ------------
U.S. Treasury Notes - 0.3%
      4.875%, 05/15/2009                                  500,000       508,282
                                                                   ------------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $3,212,794)                                            3,212,794
                                                                   ------------
MONEY MARKET FUNDS - 12.3%
   Northern U.S. Government Select Money
      Market Fund                                                  $ 21,590,100
                                                                   ------------
      TOTAL MONEY MARKET FUNDS
         (Cost $21,590,100)                                          21,590,100
                                                                   ------------
Total Investments (Cost $176,021,396) - 100.1%                      176,021,396
Liabilities in Excess of Other Assets - (0.1)%                         (215,955)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $175,805,441
                                                                   ============

--------------------------------------------------------------------------------
(a) Variable rate security. The coupon rate shown on variable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Security is exempt from registration under the Securities Act of 1933. It may be resold only in transactions that are exempt under Rule 144A under the Securities Act of 1933, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board for 4(2) paper that requires each security to be rated in one of the two highest rating categories by at least two nationally recognized rating organizations ("NRSO"), or if only one NRSO rates the security, by that NRSO.
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            41
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
FINANCIAL STATEMENTS                                           MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008

ASSETS
   Investments in securities, at value                            $ 176,021,396
   Receivables:
      Shares sold                                                        26,566
      Interest and dividends                                            349,694
   Prepaid expenses and other                                             4,541
                                                                  -------------
                                                                    176,402,197
                                                                  -------------
LIABILITIES
   Payables:
      Shares redeemed                                                   509,928
      Dividends payable                                                     110
      Bank overdraft                                                         73
      Advisory fees                                                      26,900
      Professional fees                                                  25,352
      Administration fees                                                14,097
      Fund accounting fees                                                6,324
      Custodian fees                                                      5,193
      Other accrued expenses                                              8,779
                                                                  -------------
                                                                        596,756
                                                                  -------------
NET ASSETS
   Paid-in capital                                                  175,852,491
   Accumulated undistributed net investment income / (loss)               1,934
   Accumulated net realized gain / (loss) on investments                (48,984)
                                                                  -------------
                                                                  $ 175,805,441
                                                                  =============

Investments at cost                                               $ 176,021,396
Shares authorized per class ($.10 par value)                        200,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                       Shares          NAV
Share Class                           Net Assets    Outstanding     per Share
Class I                             $ 175,805,441   175,852,491   $        1.00

--------------------------------------------------------------------------------
*  FEDERAL TAX DATA AS OF SEPTEMBER 30, 2008

   Undistributed ordinary income                                  $       1,934
   Post October Capital Loss Carryforward                         $      46,396

                Capital Loss Carryforward Expiring September 30:
--------------------------------------------------------------------------------
                                      2016
                                   ----------
                                    ($2,588)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended September 30, 2008

INVESTMENT INCOME
   Dividends                                                      $       8,517
   Interest                                                           5,692,222
                                                                  -------------
                                                                      5,700,739
                                                                  -------------
EXPENSES
   Advisory fees                                                        546,102
   Administration fees                                                  156,029
   Fund accounting fees                                                  41,336
   Transfer agent fees                                                   36,554
   Professional fees                                                     33,730
   Directors' fees                                                       23,697
   Custodian fees                                                        19,006
   Shareholder reporting fees                                             8,948
   Other expenses                                                        18,603
                                                                  -------------
                                                                        884,005
   Reimbursements and waivers                                          (181,874)
                                                                  -------------
                                                                        702,131
                                                                  -------------
NET INVESTMENT INCOME / (LOSS)                                        4,998,608
                                                                  -------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments                            (48,954)
   Net change in unrealized appreciation /
      (depreciation) on investments                                          --
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                               (48,954)
                                                                  -------------

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS           $   4,949,654
                                                                  =============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

                  Percent of Current
                   Net Asset Value
-----------------------------------------------------
Advisory            Administration            Expense            Reimbursements
   Fee                    Fee                  Limit               and Waivers
--------------------------------------------------------------------------------
  0.35%                  0.10%                 0.45%                $181,874
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   42
-------

                                         Summit Mutual Funds, Inc. - Apex Series
MONEY MARKET FUND                                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Fiscal Year Ended September 30,

                                                                    2008             2007
                                                               -------------------------------
OPERATIONS
   Net investment income / (loss)                              $    4,998,608   $    6,412,295
   Net realized gain / (loss) on investments                          (48,954)              --
                                                               --------------   --------------
                                                                    4,949,654        6,412,295
                                                               --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                           (4,996,704)      (6,412,295)
   Net realized gain on investments                                        --               --
                                                               --------------   --------------
                                                                   (4,996,704)      (6,412,295)
                                                               --------------   --------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                      170,806,779      109,667,646
   Reinvestment of distributions                                    4,992,443        6,386,542
   Payments for shares redeemed                                  (137,669,973)    (103,694,599)
                                                               --------------   --------------
                                                                   38,129,249       12,359,589
                                                               --------------   --------------

NET INCREASE / (DECREASE) IN NET ASSETS                            38,082,199       12,359,589

NET ASSETS
   Beginning of period                                            137,723,242      125,363,653
                                                               --------------   --------------
   End of period                                               $  175,805,441   $  137,723,242
                                                               ==============   ==============
   ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME             $        1,934   $           --
                                                               ==============   ==============

----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
   Sold                                                           170,806,779      109,667,646
   Reinvestment of distributions                                    4,992,443        6,386,542
   Redeemed                                                      (137,669,973)    (103,694,599)
                                                               --------------   --------------
      Net increase / (decrease) from fund share transactions       38,129,249       12,359,589
                                                               ==============   ==============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                             $    4,996,704   $    6,412,295
                                                               --------------   --------------
                                                               $    4,996,704   $    6,412,295
                                                               ==============   ==============

----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            43
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Summit Large Cap          Summit Large Cap      Russell 1000 Growth
                 Fund (I)                  Fund (A)             Total Return
6-Dec            $10,000                   $ 9,425                 $10,000
6-Dec            $ 9,960                   $ 9,387                 $ 9,962
7-Jan            $10,116                   $ 9,532                 $10,218
7-Feb            $ 9,856                   $ 9,286                 $10,026
7-Mar            $ 9,894                   $ 9,319                 $10,081
7-Apr            $10,288                   $ 9,689                 $10,555
7-May            $10,632                   $10,017                 $10,935
7-Jun            $10,448                   $ 9,842                 $10,772
7-Jul            $10,214                   $ 9,619                 $10,605
7-Aug            $10,490                   $ 9,877                 $10,774
7-Sep            $10,915                   $10,275                 $11,225
7-Oct            $11,255                   $10,579                 $11,607
7-Nov            $10,905                   $10,249                 $11,179
7-Dec            $10,807                   $10,155                 $11,139
8-Jan            $ 9,886                   $ 9,287                 $10,270
8-Feb            $ 9,728                   $ 9,137                 $10,066
8-Mar            $ 9,820                   $ 9,221                 $10,005
8-Apr            $10,222                   $ 9,597                 $10,530
8-May            $10,531                   $ 9,883                 $10,916
8-Jun            $ 9,920                   $ 9,310                 $10,130
8-Jul            $ 9,898                   $ 9,286                 $ 9,938
8-Aug            $10,048                   $ 9,425                 $10,045
8-Sep            $ 9,001                   $ 8,441                 $ 8,881

       Summit Large Cap Growth Fund Class I - Average Annual Total Return

                            1-Year    Since Inception
                           -------    ---------------
                           -17.59%         -5.82%

       Summit Large Cap Growth Fund Class A - Average Annual Total Return

                            1-Year    Since Inception
                           -------    ---------------
                           -22.58%         -9.20%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to February 1, 2007, Class I share performance is based on Class A performance. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

                                 -------------
                                   Fund Data
                                 -------------

Manager:                                                  John Thompson
Inception Date:                                           December 28, 2006
Total Net Assets:                                         $0.9 Million
Number Of Equity Holdings:                                82
Median Cap Size:                                          $31,882 (in millions)
Average Price-to-earnings Ratio:                          16.7x
Average Price-to-book Ratio:                              3.33x

                           --------------------------
                             Top 10 Equity Holdings
                           --------------------------

                                                               (% of net assets)
                                                               -----------------
Materials Select Sector SPDR Trust                                    4.6%
Microsoft Corp.                                                       4.3%
PepsiCo, Inc.                                                         3.0%
Intel Corp.                                                           3.0%
International Business Machines Corp.                                 2.9%
Apple, Inc.                                                           2.8%
iShares Russell 1000 Growth Index Fund                                2.6%
Abbott Laboratories                                                   2.6%
Cisco Systems, Inc.                                                   2.5%
Genentech, Inc.                                                       2.2%

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     8.5%
Consumer Staples                                                          10.8%
Energy                                                                     9.4%
Financials                                                                 5.1%
Health Care                                                               16.7%
Industrials                                                               13.3%
Information Technology                                                    27.3%
Utilities                                                                  1.6%
Investment Companies, Short-Term and Other                                 7.3%

--------------------------------------------------------------------------------

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   44
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

                                         Summit Mutual Funds, Inc. - Apex Series
                                                           LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

Objective - Seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

Strategy - The Large Cap Growth Fund (the "Fund") seeks securities that generate targeted sales, earnings, and cash flow growth potential, selling at a discount relative to their potential for growth.

Manager's Comments:

The Large Cap Growth Fund Class I total return for the fiscal year ended September 30, 2008 was -17.59% versus -20.88% for the Russell 1000 Growth Index (Index) and -21.98% for the S&P 500 Index.

Broad liquidity concerns have fueled unease across the markets. Additionally, mark-to-market accounting has exacerbated the problem as prices have continued to decline and investors grow extremely wary of buying just to see prices fall even more. The lack of liquidity and lack of confidence, has produced significant fallout. Major financial institutions have been broken during the quarter. Across the spectrum ranging from the consumer to major corporations, tighter credit standards are the norm.

Payroll levels and unemployment claims show a marked deterioration in the labor market since the end of 2007. The one bright spot is that commodity prices have been coming down dramatically. For example, a barrel of oil has dropped from the $140 range in July back into the high $80s in early October.

The Federal Reserve, U.S. Treasury, Congress and the White House have all acted and are pushing for a coordinated global response to provide adequate liquidity to prevent further financial market collapse, and to begin the process of rebuilding liquidity and confidence.

Contributors to Performance

The top contributing sector in the portfolio was Consumer Staples, the only sector producing positive results during the difficult fiscal year. The Transportation and Healthcare sectors also produced returns well above average. Relative to the Index, stock selection within the Technology, Healthcare, and Energy sectors offered solid out-performance.

Top performing stocks were Genesee & Wyoming Railroad and Anheuser-Busch, which was up strong due to a merger offering from InBev. Strength within the Technology sector was found among the portfolio's larger, more conservative holdings. These holdings performed better than many of the more aggressive companies within the Index.

Detractors from Performance

Detractors to performance were concentrated within the Consumer Discretionary and Financial Services sectors. Sensitive to liquidity concerns and the economic slowdown, stocks within the Entertainment, Gaming, and Apparel industries had sharp declines. International Game Technologies and Electronic Arts declined on these concerns. While the portfolio held none of the Financial stocks that failed as a result of the market's turmoil, American International Group (AIG) was held in the portfolio and sold last November and in May at prices significantly higher than the current market value.

Outlook and Positioning

While the future outlook for the economy and equity markets is far from certain, market weakness during the fiscal year and early in the new year has resulted in valuations that appear attractive. Valuations may be understated by the slowdown in sales and earnings, but even with the slowdown valuations appear reasonable.

We continue to position the portfolio for an economic slowdown, holding relatively more conservative positions than the market on average. We look for the time in the future to take a more aggressive posture when we see better stability.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            45
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
FINANCIAL HIGHLIGHTS                                       LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                               Class I
                                                    ----------------------------
                                                                    Period from
                                                     Fiscal Year    February 1,
                                                        Ended        2007(1) to
                                                    September 30   September 30,
                                                    ----------------------------
                                                        2008          2007
                                                    ----------------------------
Net asset value, beginning of period                  $  54.60      $ 50.73
                                                      --------      -------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                         0.08         0.04
   Net realized and unrealized gains / (losses)          (9.68)        3.83
                                                      --------      -------
Total from Investment Activities                         (9.60)        3.87
                                                      --------      -------
DISTRIBUTIONS:
   Net investment income                                 (0.04)          --
                                                      --------      -------
Total Distributions                                      (0.04)          --
                                                      --------      -------
Net asset value, end of period                        $  44.96      $ 54.60
                                                      ========      =======
Total return                                            -17.59%        7.63%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets-net(2)            1.10%        1.10%(3)
Ratio of expenses to average net assets - gross           9.40%       14.12%(3)
Ratio of net investment income / (loss) to
   average net assets                                     0.16%        0.20%(3)
Portfolio turnover rate (4)                              42.13%       46.36%
Net assets, end of period (000's)                     $    903      $ 1,050

                                                              Class A
                                                    ----------------------------
                                                                    Period from
                                                     Fiscal Year    December 28,
                                                        Ended        2006(1) to
                                                    September 30   September 30,
                                                    ----------------------------
                                                        2008          2007
                                                    ----------------------------
Net asset value, beginning of period                  $  54.51      $ 50.00
                                                      --------      -------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                        (0.05)       (0.05)
   Net realized and unrealized gains / (losses)          (9.68)        4.56
                                                      --------      -------
Total from Investment Activities                         (9.73)        4.51
                                                      --------      -------
DISTRIBUTIONS:
   Net investment income                                    --           --
                                                      --------      -------
Total Distributions                                         --           --
                                                      --------      -------
Net asset value, end of period                        $  44.78      $ 54.51
                                                      ========      =======
Total return (5)                                        -17.85%        9.02%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)          1.35%        1.35%(3)
Ratio of expenses to average net assets - gross           9.65%       16.22%(3)
Ratio of net investment income / (loss) to
   average net assets                                    -0.09%       -0.03%(3)
Portfolio turnover rate (4)                              42.13%       46.36%
Net assets, end of period (000's)                     $     25      $    31

(1)   Commencement of operations.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3)   Annualized.

(4) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(5)   Total return calculations do not include any sales charges.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   46
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

                                         Summit Mutual Funds, Inc. - Apex Series
LARGE CAP GROWTH FUND                                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2008

                                                          SHARES          VALUE
                                                       ------------------------
COMMON STOCKS - 92.7%
Consumer Discretionary - 8.5%
   Amazon.Com, Inc. (a)                                      100   $      7,276
   Comcast Corp. - Class A                                   310          6,085
   eBay, Inc. (a)                                            260          5,819
   Gamestop Corp - Class A (a)                               120          4,105
   Gentex Corp.                                              640          9,152
   Guess ?, Inc.                                             270          9,393
   McDonald's Corp.                                          160          9,872
   Nordstrom, Inc.                                           170          4,899
   Target Corp.                                              160          7,848
   Urban Outfitters, Inc. (a)                                150          4,781
   Viacom Inc. (a)                                           370          9,191
                                                                   ------------
                                                                         78,421
                                                                   ------------
Consumer Staples - 10.8%
   Altria Group, Inc.                                        190          3,770
   The Coca-Cola Co.                                         100          5,288
   Colgate-Palmolive Co.                                      70          5,275
   PepsiCo, Inc.                                             390         27,795
   Philip Morris International, Inc.                         360         17,316
   Procter & Gamble Co.                                      280         19,513
   Walgreen Co.                                              140          4,334
   Wal-Mart Stores, Inc.                                     290         17,368
                                                                   ------------
                                                                        100,659
                                                                   ------------
Energy - 9.4%
   Chevron Corp.                                             190         15,671
   Devon Energy Corp.                                         80          7,296
   ENSCO International, Inc.                                  80          4,610
   Halliburton Co.                                           120          3,887
   Helmerich & Payne, Inc.                                   100          4,319
   Hess Corp.                                                 50          4,104
   National-Oilwell Varco, Inc. (a)                          240         12,055
   Occidental Petroleum Corp.                                140          9,863
   Schlumberger Ltd.                                         210         16,399
   Transocean Inc New (a)                                     40          4,394
   XTO Energy, Inc.                                          100          4,652
                                                                   ------------
                                                                         87,250
                                                                   ------------
Financials - 5.1%
   American Express Co.                                      210          7,440
   CME Group, Inc.                                            30         11,145
   Eaton Vance Corp.                                         160          5,637
   The Goldman Sachs Group, Inc.                              70          8,960
   Peoples United Financial, Inc.                            470          9,048
   T. Rowe Price Group, Inc.                                  90          4,834
                                                                   ------------
                                                                         47,064
                                                                   ------------
Health Care - 16.7%
   Abbott Laboratories                                       420         24,184
   Baxter International, Inc.                                200         13,126
   Becton, Dickinson & Co.                                   190         15,249
   Celgene Corp. (a)                                         230         14,554
   Genentech, Inc. (a)                                       230         20,397
   Gilead Sciences, Inc. (a)                                 290         13,218
   Medtronic, Inc.                                           210         10,521

                                                          SHARES          VALUE
                                                       ------------------------
Health Care - 16.7% (Continued)
   Novartis AG - ADR                                         140   $      7,398
   Stryker Corp.                                             230         14,329
   Thermo Electron Corp. (a)                                 170          9,350
   UnitedHealth Group, Inc.                                  170          4,316
   Varian Medical Systems, Inc. (a)                          150          8,570
                                                                   ------------
                                                                        155,212
                                                                   ------------
Industrials - 13.3%
   3M Co.                                                    140          9,563
   BE Aerospace, Inc. (a)                                    210          3,324
   Boeing Co.                                                 80          4,588
   Burlington Northern Santa Fe Corp.                        100          9,243
   Copart, Inc. (a)                                          280         10,640
   FedEx Corp.                                               100          7,904
   First Solar, Inc. (a)                                      30          5,667
   General Electric Co.                                      550         14,025
   Genesee & Wyoming, Inc. - Class A (a)                     180          6,754
   Illinois Tool Works, Inc.                                 150          6,668
   Lockheed Martin Corp.                                      50          5,484
   Parker Hannifin Corp.                                     160          8,480
   Raytheon Co.                                              210         11,237
   Roper Industries, Inc.                                    200         11,392
   United Technologies Corp.                                 140          8,408
                                                                   ------------
                                                                        123,377
                                                                   ------------
Information Technology - 27.3%
   Adobe Systems, Inc. (a)                                   450         17,762
   Apple, Inc. (a)                                           230         26,142
   Cisco Systems, Inc. (a)                                 1,020         23,011
   Dell, Inc. (a)                                            230          3,790
   Dolby Laboratories, Inc. (a)                              210          7,390
   Electronic Arts, Inc. (a)                                 290         10,727
   Google, Inc. - Class A (a)                                 47         18,824
   Hewlett-Packard Co.                                       400         18,496
   Intel Corp.                                             1,470         27,533
   International Business Machines Corp.                     230         26,901
   Microsoft Corp.                                         1,510         40,302
   Oracle Corp. (a)                                          610         12,389
   Qualcomm, Inc.                                            260         11,172
   The Western Union Co.                                     350          8,635
                                                                   ------------
                                                                        253,074
                                                                   ------------
Utilities - 1.6%
   Exelon Corp.                                              110          6,888
   FPL Group, Inc.                                           150          7,545
                                                                   ------------
                                                                         14,433
                                                                   ------------
     TOTAL COMMON STOCKS
       (Cost $933,465)                                                  859,490
                                                                   ------------

INVESTMENT COMPANIES - 7.3%
   iShares Russell 1000 Growth Index Fund                    500         24,275
   Materials Select Sector SPDR Trust                      1,290         43,086
                                                                   ------------
     TOTAL INVESTMENT COMPANIES
       (Cost $75,472)                                                    67,361
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            47
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
SCHEDULE OF INVESTMENTS                                    LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                       ------------------------
SHORT TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
   Northern U.S. Government Select Money Market Fund      18,773   $     18,773
                                                                   ------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $18,773)                                                    18,773
                                                                   ------------
Total Investments (Cost $1,027,710) (b) - 102.0%                        945,624
Liabilities in Excess of Other Assets - (2.0)%                          (18,199)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $    927,425
                                                                   ============

--------------------------------------------------------------------------------
ADR   American Depository Receipt

(a)   Non-income producing security.

(b) For federal income tax purposes, cost is $1,028,454, and gross unrealized appreciation and depreciation of securities as of September 30, 2008 was $40,007, and ($122,837), respectively, with a net appreciation / (depreciation) of $(82,830).
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   48
-------

                                         Summit Mutual Funds, Inc. - Apex Series
LARGE CAP GROWTH FUND                                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008

ASSETS
   Investments in securities, at value                            $    945,624
   Receivables:
      Interest and dividends                                             1,244
   Receivable from adviser                                               3,212
   Prepaid expenses and other                                            6,424
                                                                  ------------
                                                                       956,504
                                                                  ------------
LIABILITIES
   Payables:
      Shared redeemed                                                       50
      Professional fees                                                 20,960
      Fund accounting fees                                               2,453
      12b-1 fees                                                           292
      Custodian fees                                                       250
      Directors' fees                                                        3
      Other accrued expenses                                             5,071
                                                                  ------------
                                                                        29,079
                                                                  ------------
NET ASSETS*
   Paid-in capital                                                   1,050,085
   Accumulated undistributed net invesment income / (loss)               1,556
   Accumulated net realized gain / (loss) on investments               (42,130)
   Net unrealized appreciation / (depreciation) on investments         (82,086)
                                                                  ------------
                                                                  $    927,425
                                                                  ============

Investments at cost                                               $  1,027,710
Shares authorized - Class I ($.10 par value)                        20,000,000
Shares authorized - Class A ($.10 par value)                        20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                       Shares           NAV
Share Class                            Net Assets   Outstanding      per Share
Class I                                  $902,657      20,076     $      44.96
Class A                                  $ 24,768         553     $      44.78**

Class A maximum offering price per share
      (net asset value plus sales charge of 5.75%
      of offering price)                                          $      47.51

--------------------------------------------------------------------------------
*  FEDERAL TAX DATA AS OF SEPTEMBER 30, 2008

   Percentage of ordinary distributions designated as
      qualified dividend income                                         100.00%
   Dividends received deduction for corporate shareholders              100.00%
   Undistributed ordinary income                                  $      1,556
   Post October Capital Loss Carryforward                         $     33,219

** Net asset value does not recalculate due to fractional shares outstanding.

                Capital Loss Carryforward Expiring September 30:
--------------------------------------------------------------------------------
                                      2016
                                    --------
                                    ($8,167)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Year Ended September 30, 2008

INVESTMENT INCOME
   Dividends                                                      $     13,062
   Foreign dividend taxes withheld                                         (61)
                                                                  ------------
                                                                        13,001
                                                                  ------------
EXPENSES
   Transfer agent fees                                                  31,336
   Professional fees                                                    23,315
   Registration fees                                                    15,984
   Fund accounting fees                                                 14,992
   Advisory fees                                                         7,756
   Custodian fees                                                        1,447
   Administration fees                                                   1,034
   Directors' fees                                                         156
   Shareholder reporting fees                                               65
   12b-1 fees - Class A                                                     70
   Other expenses                                                        1,121
                                                                  ------------
                                                                        97,276
   Reimbursements and waivers                                          (85,831)
                                                                  ------------
                                                                        11,445
                                                                  ------------
NET INVESTMENT INCOME / (LOSS)                                           1,556
                                                                  ------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments                           (30,110)
   Net change in unrealized appreciation /
      (depreciation) on investments                                   (152,947)
   Net change in unrealized appreciation/
      (depreciation) on investment companies                           (13,877)
                                                                  ------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                             (166,824)
                                                                  ------------

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS           $   (195,378)
                                                                  ============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

    Percent of Current
      Net Asset Value
-------------------------
Advisory   Administration       Class I           Class A        Reimbursements
  Fee           Fee         Expense Limit(1)  Expense Limit(1)     and Waivers
--------------------------------------------------------------------------------
  0.75%        0.10%             1.10%             1.35%            $85,831

(1) The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary, to limit all expenses to 1.10% of the average daily net assets of the Large Cap Growth Fund - Class I and 1.35% of the Large Cap Growth Fund - Class A until January 31, 2009.
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            49
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
FINANCIAL STATEMENTS                                       LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Period From
                                                                                            December 28,
                                                                             Year Ended     2006 (1) to
                                                                           September 30,   September 30,
                                                                                2008           2007
                                                                           -----------------------------
OPERATIONS
   Net investment income / (loss)                                          $       1,556   $         807
   Net realized gain / (loss) on investments                                     (30,110)        (12,020)
   Net change in unrealized appreciation / (depreciation) on investments        (166,824)         84,738
                                                                           -------------   -------------
                                                                                (195,378)         73,525
                                                                           -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS*
Class I(2)
   Net investment income                                                            (807)             --
Class A
   Net investment income                                                              --              --
                                                                           -------------   -------------
                                                                                    (807)             --
                                                                           -------------   -------------
FUND SHARE TRANSACTIONS
Class I(2)
   Proceeds from shares sold                                                      92,609         990,765
   Reinvestment of distributions                                                     807              --
   Payments for shares redeemed                                                  (50,493)             --
                                                                           -------------   -------------
                                                                                  42,923         990,765
                                                                           -------------   -------------
Class A
   Proceeds from shares sold                                                       2,131         288,000
   Reinvestment of distributions                                                      --              --
   Payments for shares redeemed                                                   (2,972)       (270,762)
                                                                           -------------   -------------
                                                                                    (841)         17,238
                                                                           -------------   -------------
NET INCREASE / (DECREASE) IN NET ASSETS                                         (154,103)      1,081,528
NET ASSETS
   Beginning of period                                                         1,081,528              --
                                                                           -------------   -------------
   End of period                                                           $     927,425   $   1,081,528
                                                                           =============   =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                            $       1,556   $         807
                                                                           =============   =============

---------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Class I (2)
   Sold                                                                            1,814          19,238
   Reinvestment of distributions                                                      15              --
   Redeemed                                                                         (991)             --
                                                                           -------------   -------------
      Net increase / (decrease) from fund share transactions                         838          19,238
                                                                           =============   =============
FUND SHARE TRANSACTIONS
Class A
   Sold                                                                               39           5,778
   Reinvestment of distributions                                                      --              --
   Redeemed                                                                          (58)         (5,206)
                                                                           -------------   -------------
      Net increase / (decrease) from fund share transactions                         (19)            572
                                                                           =============   =============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                                           $     463,607   $   1,311,393
                                                                           -------------   -------------
                                                                           $     463,607   $   1,311,393
                                                                           =============   =============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                                           $     417,480   $     306,595
                                                                           -------------   -------------
                                                                           $     417,480   $     306,595
                                                                           =============   =============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                         $         807   $          --
                                                                           -------------   -------------
                                                                           $         807   $          --
                                                                           =============   =============

(1)   Commencement of Operations

(2)   Class I shares have been offered since February 1, 2007.
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   50
-------

                                         Summit Mutual Funds, Inc. - Apex Series
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

September 30, 2008

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc. ("Summit Mutual Funds") is registered, with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The results of the Apex Series are presented herein. The Apex Series' shares are offered in seven Funds: Nasdaq-100 Index Fund, Everest Fund, Large Cap Growth Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund, and Money Market Fund (each individually a "Fund", collectively the "Funds"). The Nasdaq-100 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks as represented by the Nasdaq-100 Index. The Everest Fund primarily seeks long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Large Cap Growth Fund seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies. The High Yield Bond Fund seeks high current income and capital appreciation, secondarily, by investing primarily in high yield, high risk bonds, with intermediate maturities. The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Class I shares of the Funds are offered without a sales charge to institutional and retail investors. Each Fund, except the Nasdaq-100 Index and Money Market Funds, also offers Class A shares, which are subject to an initial sales charge and a Distribution and Shareholder Service Plan Fee (See Note 3). The Funds are also offered to insurance company exempt separate accounts, including The Union Central Life Insurance Company (parent company of Summit Investment Partners Inc., the Adviser).

Temporary Guarantee Program for Money Market Funds -

The Money Market Fund has applied to participate in the U.S. Department of the Treasury's (the "Treasury") Temporary Guarantee Program for Money Market Funds ("Program"). The Money Market Fund's participation in the Program has been accepted.

The Program seeks to protect the net asset value of shares held by a shareholder of record in a participating fund at the close of business on September 19, 2008. Any shares held by shareholders in a participating fund as of that date are insured against loss under the Program if the fund liquidates its holdings and the market-based net asset value of the shares at the time of the liquidation falls below $0.995 per share ("Guarantee Event").

Recovery under the Program requires a participating fund to liquidate if there is a Guarantee Event and such Guarantee Event is not cured. For shares covered by the guarantee, any difference between the amount received by a shareholder (in cash or through in-kind distributions) in connection with the liquidation and $1.00 per share will be covered under the Program.

The Program applies only to shareholders of record who maintain a positive account balance in the respective fund from the close of business on September 19, 2008, through the date on which the fund's market-based share value falls below $0.995 and the fund liquidates. Shares acquired by a shareholder of record after the close of business on September 19, 2008, that exceed the number of shares the shareholder owned in the fund on September 19, 2008, are not eligible for protection under the Program. In the event that shares held as of close of business on September 19, 2008, are sold prior to the date the guarantee is triggered, then the shares covered by the guarantee will be the lesser of (i) the amounts held in the fund as of close of business on September 19, 2008, or
(ii) the amounts held in the fund on the date the guarantee is triggered. If a shareholder closes an account any future investment in the fund will not be guaranteed.

The Program is funded from assets in the Treasury's Exchange Stabilization Fund ("ESF"). Guarantee payments under the Program will not exceed the amount available within the ESF. Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this report, total approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            51
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Participation in the Program for the three-month period ending December 18, 2008, requires a payment to the Treasury in the amount of 0.01% of the net asset value of the respective fund as of September 19, 2008. Each fund will bear the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the funds. The Secretary of the Treasury may extend the Program beyond its initial three-month period through the close of business on September 18, 2009. Participation in any extension of the Program will require payment of an additional fee.

Additional information about the Program is available at http://www.ustreas.gov.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation - Securities held in each Fund, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ Global Market or NASDAQ Global Select Market, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Examples of valuation bases and factors used to determine securities' fair value include: a multiple of earnings, a discounted value from freely-traded similar securities, relative yield to maturity calculations, market values for similar securities, utilization of the fair value information service of FT Interactive Data, or a combination of these or other methods. Additionally, general market risk, and credit, yield and other risks particular to a given issue, and other factors are considered. Money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities as well as inflation adjustments to the face amount of inflation-indexed securities are presented as interest income.

Federal taxes - Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including net capital gains (the excess of long-term capital gains over short-term capital losses). Capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Shareholders will be subject to income taxes on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net capital gains of a Fund will be taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares. Other Fund distributions will generally be taxable as ordinary income. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

Effective March 31, 2008, the Funds adopted Financial Accounting Standards Board
(FASB) Interpretation No. 48 (FIN 48),"Accounting for Uncertainty in Income Taxes," a clarification of FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Funds' net assets or results of operations.

--------------------------------------------------------------------------------

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   52
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

                                         Summit Mutual Funds, Inc. - Apex Series
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (continued)

It is the intent of Summit Mutual Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Accordingly, no provision for federal or state income taxes has been recorded.

Distributions - Distributions from net investment income, if any, in all fixed income Funds, except the Money Market Fund, are generally declared and paid quarterly. Distributions from net investment income, if any, of the Money Market Fund are declared daily and paid monthly. Equity Funds generally declare and pay dividends annually. Net realized capital gains, if any, are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Fund at the net asset value per share unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

The amounts of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. The book/tax differences are primarily related to the tax deferral of losses on wash sales, Section 1256 Mark-to-Market, paydowns on mortgage backed securities, post-October capital losses, Real Estate Investment Trust (REIT), and partnership adjustments. Distributions that exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Expenses - Allocable expenses of Summit Mutual Funds are charged to each Fund based on the ratio of the net assets of each Fund to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Fund based on specific identification.

Foreign currency - Summit Mutual Funds' accounting records are maintained in U.S. dollars. Funds may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the New York Currency Market. Summit Mutual Funds does not isolate the portion of operational results relating to changes in foreign exchange rates on investments from the underlying market price fluctuations. All such results are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

Futures contracts - Certain Funds may for hedging purposes enter into futures contracts including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which they may invest directly and indexes comprised of such securities. Funds may also purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options. The Nasdaq-100 Index and Short-term Government Funds may invest up to 100% of their assets in such futures and/or options until each Fund reaches $50 million in net assets. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Funds enter into a futures contract, they are required to deposit, or designate and maintain as collateral, such initial margin as is required by the exchange on which the contract is traded. Under terms of such contracts, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Funds invest in futures as a substitute to investing in the common stock positions in the index that they intend to match. The potential risk to the Funds is that the change in the value in the underlying securities may not correlate to the value of the contracts.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            53
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund securities lending - The Funds (except the Money Market Fund) lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income from securities lending is included in "Other Income" on the Statement of Operations. Collateral is maintained at not less than 100% of the current market value of loaned securities. However, due to market fluctuations, the value of the securities on loan may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Although the risk of lending is mitigated by the collateral, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Funds may accept noncash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

Investment advisory fees - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the "Adviser"), under terms of an Investment Advisory Agreement (the "Agreement"). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Fund on a daily basis.

Administration fees - The Funds have entered into an Administrative Services Agreement with the Adviser in which the Adviser, at its expense, maintains certain of the Funds' books and records and furnishes such office space, facilities, equipment, and clerical help as the Funds may reasonably require in the conduct of business. In addition, the Adviser pays for the services of all executive, administrative, clerical, and other personnel, including officers of the Funds, who are employees of The Union Central Life Insurance Company or its affiliates. Expenses not expressly assumed by the Adviser under the Agreement will be paid by the Funds. A separate administrative service fee of 0.10% of average daily net assets on an annual basis will be imposed for these services.

Directors' fees - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

Other - The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central"), an indirect subsidiary of UNIFI Mutual Holding Company. Subject to the direction and authority of Summit Mutual Funds' board of directors, the Adviser manages the investment and reinvestment of the assets of each Fund and provides administrative services and manages Summit Mutual Funds' business affairs.

Reorganization -

On September 9, 2008 the Board of Directors of Summit Mutual Funds, Inc. approved a plan whereby Calvert Asset Management Company, Inc. will assume management of the Summit Mutual Fund assets. As a result, Calvert will be the UNIFI Companies' sponsor of mutual funds for the retail, institutional and insurance market places. This transaction, now subject to Summit Mutual Fund shareholders' approval, is expected to be completed in early December 2008.

Under the terms of the transaction, Calvert Asset Management Company, Inc. ("CAMCO") will purchase the mutual fund operations of Summit Investment Partners, Inc. and become the Advisor to the Summit Mutual Funds. These funds include the Apex series of retail funds and the Pinnacle series variable insurance portfolios. Summit Investment Partners' investment products and teams will be incorporated into the Calvert organization as follows:

Within the Apex Series:

o The Everest Fund, managed by James McGlynn and the large cap value team, will merge with the Calvert Large Cap Value Fund that is currently in registration with the SEC. James McGlynn and his team will become part of CAMCO.

o For the High Yield Bond Fund Kevin Aug and Sam Cooper will move to CAMCO, becoming part of Calvert's taxable fixed income team. The Fund will be renamed the Calvert High Yield Bond Fund.

--------------------------------------------------------------------------------

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

                                         Summit Mutual Funds, Inc. - Apex Series
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2 - TRANSACTIONS WITH AFFILIATES (continued)

o The Bond Fund will merge into the Calvert Income Portfolio.

o The Money Market Fund will merge into the Calvert Cash Reserves Institutional Prime Fund.

o Calvert will become Advisor to the Large Cap Growth Fund and Short-term Government Fund and retain Summit Investment Partners, Inc. as sub-advisor.

o The Nasdaq-100 Index Fund will be liquidated.

Within the Pinnacle Series:

o Calvert will become Advisor to the portfolios and retain Summit Investment Partners, Inc., as the sub-advisor for eleven portfolios. The EAFE International Index Portfolio will continue to be sub-advised by World Asset Management and the Zenith Portfolio will be managed by CAMCO.

o The Bond Portfolio will merge into the Calvert Income Portfolio.

NOTE 3 - MULTIPLE CLASSES OF SHARES

Effective February 28, 2007, the Nasdaq-100 Index Fund converted its Class A shares into Class I shares. Nasdaq-100 Index Fund Class A shares no longer exist. The Everest, Large Cap Growth, Bond, Short-term Government, and High Yield Bond Funds offer Class A and Class I shares. The Class A shares are subject to a Distribution and Shareholder Service Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that each class in the Plan shall pay to the Series' Distributor, Quasar Distributors, LLC, a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Class A shares. The fee shall be in an amount not to exceed on an annual basis 0.25% of the average daily net asset value attributable to Class A shares. Because the fee is paid out of the assets of the Class A shares on an ongoing basis, over time the fee will increase the cost and reduce the return of an investment. In addition, Class A shares have a front-end sales load.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects, except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

NOTE 4 - FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In September 2006, the Financial Accounting Standards Board issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. Management has determined that the adoption of FAS 157 will not have a material impact on the financial statements.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the "FSP"), "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities," to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact on the financial statements and related disclosures, and has not at this time determined the impact, if any.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            55
                                                                         -------

Summit Mutual Funds, Inc. - Apex Series
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Summit Mutual Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Summit Mutual Funds, Inc. - Apex Series (the "Funds") comprising the Nasdaq-100 Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund, Money Market Fund and Large Cap Growth Fund as of September 30, 2008, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the Summit Mutual Funds, Inc. - Apex Series as of September 30, 2008, the results of their operations, the changes in their net assets, and the financial highlights for periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

November 26, 2008
Chicago, Illinois

--------------------------------------------------------------------------------

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   56
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

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

                       This page intentionally left blank.

                                         Summit Mutual Funds, Inc. - Apex Series
                                                          MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                             Directors and Officers

Independent Directors

                                                                                                  Number of
                                            Term of                                             Portfolios in          Other
                         Position(s)       Office and                                            Fund Complex      Directorships
 Name, Year of Birth      with the         Length of            Principal Occupation(s)          Overseen by          Held by
   and Address(1)           Fund          Time Served            During Past Five Years            Director          Director
-----------------------------------------------------------------------------------------------------------------------------------
Theodore H. Emmerich  Director          Indefinite Term  Consultant                                   21       American Financial
(1926)                and Chairman      Director                                                               Group
                                        since 1987

Yvonne L. Gray        Director          Indefinite Term  Executive Vice President/ CCO, United        21
(1951)                                  Director         Way of Greater Cincinnati (Social
                                        since 1999       Services Provider); prior thereto,
                                                         Vice President / Trust Operations
                                                         Officer, Fifth Third Bank; former
                                                         Audit Manager, Price Waterhouse
                                                         (Accounting Firm)

Michael K. Keating    Director          Indefinite Term  Managing Director, Keating Vollmer &         21
(1955)                                  Director         Co. LLC (Private Equity Investment
                                        since 2005       Firm)

David C. Phillips     Director          Indefinite Term  Co-Founder, Cincinnati Works Inc.            21       Meridian Bioscience,
(1938)                                  Director         (Job Placement); prior thereto, Chief                 Inc.; Cintas, Inc.
                                        since 2001       Executive Officer, Downtown
                                                         Cincinnati Inc. (Economic
                                                         Revitalization of Cincinnati)

Mary W. Sullivan      Director          Indefinite Term  Attorney, Peck, Shaffer & Williams           21       Franklin Savings and
(1956)                                  Director         LLP (Law Firm)                                        Loan Co.; First
                                        since 2001                                                             Franklin Corporation

Interested Director and Officers

                                                                                                  Number of
                                            Term of                                             Portfolios in          Other
                         Position(s)       Office and                                            Fund Complex      Directorships
 Name, Year of Birth      with the         Length of            Principal Occupation(s)          Overseen by          Held by
   and Address(1)           Fund          Time Served            During Past Five Years            Director          Director
-----------------------------------------------------------------------------------------------------------------------------------
John F. Labmeier      Vice President    Indefinite Term  Consultant; prior thereto Vice               NA
1876 Waycross Rd      and Secretary     Officer          President, Associate General
Cincinnati, OH 45240                    since 1990       Counsel and Assistant Secretary,
(1949)                                                   Union Central

Thomas G. Knipper     Vice President,   Indefinite Term  Chief Compliance Officer and                 NA       NA
(1957)                Controller and    Officer          Treasurer, Adviser
                      Chief Compliance  since 1995
                      Officer

Gerald Q. Herbert     Treasurer         Indefinite Term  Director of Finance and Accounting,          NA       NA
(1966)                                  Officer          Adviser; prior thereto, Controller,
                                        since 2005       General Factory Supplies Co.

John M. Lucas         Assistant         Indefinite Term  Second Vice President, Counsel and           NA       NA
1876 Waycross Rd.     Secretary         Officer          Assistant Secretary, Union Central
Cincinnati, OH 45240                    since 1990
(1951)

----------
(1) Except as otherwise indicated, the business address of each listed person is 312 Walnut St., Ste. 2500, Cincinnati, OH 452022

Note - The Statement of Additional Information includes additional information about Fund directors and is available without charge, upon request, by calling 1-877-546-FUND.

                         The Summit Pinnacle Series are distributed to insurance company separate accounts and are available in variable annuity and variable universal life insurance products. Summit Pinnacle Series is distributed by Ameritas Investment Corp. Lincoln, Nebraska, Member SIPC. The Pinnacle Series consist of the following Portfolios:

                            Equity Index Funds
                            S&P 500 Index Portfolio
                            S&P MidCap 400 Index Portfolio
                            Russell 2000 Small Cap Index Portfolio
                            Nasdaq-100 Index Portfolio
                            EAFE International Index Portfolio

                            Fixed Income & Balanced Index Funds
                            Balanced Index Portfolio
                            Lehman Aggregate Bond Index Portfolio

                            Managed Funds
                            Zenith Portfolio
                            Bond Portfolio
                            Inflation Protected Plus Portfolio
                            Lifestyle ETF Market Strategy Target Portfolio Lifestyle ETF Market Strategy Conservative Portfolio Lifestyle ETF Market Strategy Aggressive Portfolio Natural Resources Portfolio

                         The Summit Apex Series are a family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including risks, charges and expenses, call 888-259-7565 for a prospectus. Please read the prospectus carefully before you invest or send money. Summit Apex Series are distributed by Quasar Distributors, LLC. Milwaukee, Wisconsin.
                         The Apex Series consist of the following Funds:

                            Equity Index Funds
                            Nasdaq-100 Index Fund

                            Managed Funds
                            Everest Fund
                            Bond Fund
                            Short-term Government Fund
                            High Yield Bond Fund
                            Large Cap Growth Fund

                            Money Market Funds
                            Money Market Fund

                         Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

                         SUMMIT
                [LOGO]   ------
SMFI APEX 11/08          MUTUAL
                         FUNDS

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report (September 30, 2008), the Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer/controller. A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Audit Committee of the Summit Mutual Funds, Inc. Board of Directors has named the following financial experts:

     - Theodore H. Emmerich, Independent Director
     - Yvonne L. Gray, Independent Director
     - David C. Phillips, Independent Director

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
                                                   -----------------------------
                                                          Year Ended 9/30
                                                   -----------------------------
                                                       2008            2007
                                                   -------------- --------------
(a)         Audit Fees                                  $145,300        $124,469
(b)         Audit-related Fees                                 -               -
(c)         Tax Fees                                           -               -
(d)         All Other Fees                                     -               -
(e)(1)      Pre-approval Policy* (see below)
(e)(2)      % above that were pre-approved                    0%              0%
(f)         If > 50%, disclose hrs.                         N/A              N/A
(g)         Non-audit fees rendered to
            Adviser (or affiliate that provided
            services to the Funds).                      102,000         139,300
(h)         Disclose whether the Audit Committee
            has considered whether the provisions
            of non-audit services rendered to the
            Adviser that were NOT pre-approved is
            compatible with maintaining the                  Yes             Yes
            auditor's independence.

*(e) (1) The following discloses the audit committee's pre-approval policies and procedures, as set forth in the Audit Committee Charter:

"(c) The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Fund by the Accountant, including the fees therefore. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (c) shall be presented to the full Committee at its next scheduled meeting.

(d) Pre-approval for a non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Fund to the Accountant in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Fund at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

(e) The Committee shall pre-approve the Accountant's engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Fund in accordance with paragraph (c) above, if the engagement relates directly to the operations and financial reporting of the Fund, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Accountant by the Fund, the Adviser and any affiliate of the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception)."

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     (a) Included in Report to Shareholders.
     (b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Vice President and Controller have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(1) Code of Ethics, filed herewith.
(2) Certifications pursuant to Rule 30a-2(a) under the Act filed herewith.
(3) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         (Registrant)  Summit Mutual Funds, Inc.

         By (Signature and Title) /s/ John F. Labmeier
                                  ----------------------------------------------
                                      John F. Labmeier, Vice President

         Date   12/8/08

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title) /s/ John F. Labmeier
                                  ----------------------------------------------
                                      John F. Labmeier, Vice President

         Date 12/8/08

         By (Signature and Title) /s/ Thomas G. Knipper
                                  ----------------------------------------------
                                      Thomas G. Knipper, Controller

         Date 12/8/08